UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

150 Social Hall Avenue 4th Floor Salt Lake City, Utah	84111
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 92.9%

	Airlines 2.2%
207,549	Allegiant Travel Co.	$10,219,713

	Apparel, Accessories & Luxury Goods 1.1%
1,953,497	Ports Design Ltd. (China)	5,390,916

	Application Software 2.2%
115,838	ANSYS, Inc.*	6,031,685
220,550	Tyler Technologies, Inc.*	4,578,618

		10,610,303

	Asset Management & Custody Banks 6.1%
99,299	Affiliated Managers Group, Inc.*	9,852,447
429,109	SEI Investments Co.	10,208,503
359,342	Solar Capital Ltd.	8,904,494

		28,965,444

	Automotive Retail 4.3%
270,422	Monro Muffler Brake, Inc.	9,353,880
186,559	O’Reilly Automotive, Inc.*	11,271,895

		20,625,775

	Consumer Finance 5.0%
500,369	Dollar Financial Corp.*	14,325,564
310,510	First Cash Financial Services, Inc.*	9,622,705

		23,948,269

	Data Processing & Outsourced Services 2.5%
170,214	Alliance Data Systems Corp.*	12,090,300

	Distributors 4.5%
632,890	LKQ Corp.*	14,379,261
321,199	Pool Corp.	7,239,825

		21,619,086

	Diversified Banks 1.5%
235,526	Axis Bank Ltd. (India)	7,098,700

	Diversified Support Services 6.1%
635,092	Copart, Inc.*	23,720,686
158,871	LPS Brasil-Consultoria de Imoveis S.A. (Brazil)	3,732,512
71,225	Ritchie Bros. Auctioneers, Inc. (Canada)	1,641,736

		29,094,934

	Electrical Components & Equipment 1.8%
210,155	Polypore International, Inc.*	8,559,613

	Environmental & Facilities Services 2.4%
102,895	Tetra Tech, Inc.*	2,578,549
328,575	Waste Connections, Inc.	9,045,670

		11,624,219

	Health Care Distributors 2.1%
438,307	PSS World Medical, Inc.*	9,905,738

	Health Care Facilities 2.5%
475,469	Emeritus Corp.*	9,371,494
101,345	VCA Antech, Inc.*	2,360,325

		11,731,819

	Health Care Services 3.5%
251,014	MEDNAX, Inc.*	16,890,732

	Home Improvement Retail 0.8%
154,025	Lumber Liquidators Holdings, Inc.*	3,836,763

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Homefurnishing Retail 2.6%
600,482	Aaron’s, Inc.	$12,243,828

	Industrial Machinery 3.5%
130,720	Graco, Inc.	5,156,904
299,040	IDEX Corp.	11,698,445

		16,855,349

	Internet Software & Services 0.5%
117,346	DealerTrack Holdings, Inc.*	2,355,134

	IT Consulting & Other Services 1.3%
84,025	Cognizant Technology Solutions Corp., Class A*	6,158,192

	Leisure Facilities 3.2%
368,843	Life Time Fitness, Inc.*	15,118,875

	Life Sciences Tools & Services 2.5%
224,400	ICON plc ADR* (Ireland)	4,914,360
90,639	Pharmaceutical Product Development, Inc.	2,459,942
68,040	Techne Corp.	4,468,187

		11,842,489

	Oil & Gas Equipment & Services 2.3%
103,545	Dril-Quip, Inc.*	8,047,518
234,730	TETRA Technologies, Inc.*	2,786,245

		10,833,763

	Oil & Gas Exploration & Production 1.2%
307,625	Petrohawk Energy Corp.*	5,614,156

	Personal Products 3.2%
222,966	Herbalife Ltd.	15,244,185

	Real Estate Services 0.6%
312,650	China Real Estate Information Corp., ADR* (China)	3,001,440

	Regional Banks 1.2%
5,142,805	City Union Bank Ltd. (India)	5,710,394

	Research & Consulting Services 3.4%
67,280	Corporate Executive Board Co. (The)	2,526,364
262,493	CRA International, Inc.*	6,171,210
405,052	Resources Connection, Inc.	7,529,917

		16,227,491

	Semiconductors 6.4%
133,940	Hittite Microwave Corp.*	8,175,698
387,065	Melexis N.V.* (Belgium)	6,961,982
378,644	Micrel, Inc.	4,918,586
88,525	Power Integrations, Inc.	3,553,393
151,643	Silicon Laboratories, Inc.*	6,978,611

		30,588,270

	Specialized Finance 5.3%
40,264	Crisil Ltd. (India)	5,492,796
344,680	MSCI, Inc., Class A*	13,428,733
86,745	Portfolio Recovery Associates, Inc.*	6,523,224

		25,444,753

	Specialty Stores 1.4%
180,640	Hibbett Sports, Inc.*	6,665,616

	Thrifts & Mortgage Finance 1.5%
451,400	Housing Development Finance Corp. Ltd. (India)	7,338,594

	Trading Companies & Distributors 2.4%
132,177	MSC Industrial Direct Co., Inc., Class A	8,550,530
149,500	Rush Enterprises, Inc., Class B*	2,688,010

		11,238,540

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Trucking 1.8%
269,002	Old Dominion Freight Line, Inc.*	$8,605,374

	Total Common Stocks (cost $307,151,505)	443,298,767

	PREFERRED STOCKS 1.3%

	Regional Banks 1.3%
797,675	Banco Daycoval S.A. Pfd. (Brazil)	6,222,826

	Total Preferred Stocks (cost $5,303,460)	6,222,826

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.8%

	Repurchase Agreement 5.8%
$27,504,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $28,960,000 of United States Treasury Notes 1.25% due 10/31/15; value: $28,055,000; repurchase proceeds: $27,504,033 (cost $27,504,000)	$27,504,000

	Total Short-Term Investments (cost $27,504,000)	27,504,000

	Total Investments (cost $339,958,965) 100.0%	477,025,593
	Other Assets less Liabilities <0.1%	156,480

	NET ASSETS 100.0%	$477,182,073

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At December 31, 2010, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Belgium	1.5
Brazil	2.2
Canada	0.4
China	1.9
India	5.7
Ireland	1.1
United States	87.2

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 88.1%

	Air Freight & Logistics 0.5%
4,586,391	Aramex PJSC* (United Arab Emirates)	$2,597,248
67,280	Blue Dart Express Ltd. (India)	1,730,337

		4,327,585

	Apparel Retail 2.8%
1,963,410	Mr Price Group Ltd. (South Africa)	19,820,382
1,024,600	Padini Holdings Berhad (Malaysia)	1,809,045
277,510	Truworths International Ltd. (South Africa)	3,018,382

		24,647,809

	Apparel, Accessories & Luxury Goods 4.6%
763,785	Cia. Hering (Brazil)	12,423,009
105,135	LG Fashion Corp. (Korea)	2,899,460
12,565	LPP S.A. (Poland)	9,189,037
2,351,220	Ports Design Ltd. (China)	6,488,481
450,400	Restoque Comercio e Confeccoes de Roupas S.A. (Brazil)	4,639,663
3,981,880	Xtep International Holdings Ltd. (China)	2,817,561
3,354,000	Zhulian Corp. Bhd. (Malaysia)	1,881,534

		40,338,745

	Asset Management & Custody Banks 1.6%
996,831	CETIP S.A. (Brazil)	14,171,814

	Auto Parts & Equipment 2.4%
2,877,315	Exide Industries Ltd. (India)	10,746,094
257,500	S&T Dynamics Co. Ltd. (Korea)	5,171,723
192,628	WABCO-TVS India Ltd. (India)	4,589,643

		20,507,460

	Brewers 0.5%
1,259,020	Guinness Anchor Berhad (Malaysia)	4,148,417
16,900	PT Multi Bintang Indonesia Tbk (Indonesia)	515,722
1,666	Zwack Unicum Nyrt. (Hungary)	102,495

		4,766,634

	Building Products 2.1%
215,365	Blue Star Ltd. (India)	2,095,131
5,195,583	Dynasty Ceramic Public Co. Ltd.*** (Thailand)	11,375,302
15,349,332	Home Product Center Public Co. Ltd.*** (Thailand)	4,480,813

		17,951,246

	Catalog Retail 0.7%
70,200	Hyundai Home Shopping Network Corp. (Korea)	6,340,206

	Coal & Consumable Fuels 1.1%
9,780,500	PT Harum Energy Tbk* (Indonesia)	9,769,645

	Commodity Chemicals 1.5%
2,309,369	Berger Paints India Ltd. (India)	5,291,174
337,520	Castrol India Ltd. (India)	3,464,647
173,061	Kansai Nerolac Paints Ltd. (India)	3,494,892
125,703	Paints & Chemical Industries Co. S.A.E. (Egypt)	1,169,330

		13,420,043

	Communications Equipment 1.2%
616,880	Dasan Networks, Inc.* (Korea)	5,835,936
6,198,860	O-Net Communications Group Ltd.* (China)	4,354,387

		10,190,323

	Computer & Electronics Retail 0.5%
455,600	M Video OJSC*** (Russia)	3,978,481

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Computer Storage & Peripherals 0.7%
880,478	Simplo Technology Co. Ltd. (Taiwan)	$6,402,049

	Construction & Engineering 0.1%
148,891	Heerim Architects & Planners (Korea)	1,090,470

	Construction & Farm Machinery & Heavy Trucks 0.5%
4,900,310	International Mining Machinery Holdings Ltd.* (China)	3,965,489

	Construction Materials 3.8%
967,849	Adana Cimento Sanayii Turk Anonim Sirketi, Class A (Turkey)	3,522,870
218,700	Corp Moctezuma S.A.B. de C.V. (Mexico)	544,537
10,576	Holcim Maroc S.A. (Morocco)	3,358,826
24,944,405	Holcim Philippines, Inc. (Philippines)	8,835,545
64,303,100	PT Holcim Indonesia Tbk* (Indonesia)	16,021,995
1,049,280	PT Semen Gresik (Persero) Tbk (Indonesia)	1,098,798

		33,382,571

	Consumer Finance 2.6%
4,009,620	Banco Compartamos S.A.B. de C.V. (Mexico)	8,720,518
825,001	Mahindra & Mahindra Financial Services Ltd. (India)	13,653,153

		22,373,671

	Department Stores 1.9%
94,995	Lojas Renner S.A. (Brazil)	3,227,541
541,500	Marisa Lojas S.A. (Brazil)	8,207,313
38,987,011	PT Ramayana Lestari Sentosa Tbk (Indonesia)	3,668,292
2,159,400	Robinson Department Store Public Co. Ltd.*** (Thailand)	1,776,517

		16,879,663

	Distillers & Vintners 0.1%
77,255	Distell Group Ltd. (South Africa)	889,297

	Distributors 0.8%
6,326,300	Dah Chong Hong Holdings Ltd. (Hong Kong)	6,714,694

	Diversified Banks 5.3%
1,891,680	Allahabad Bank Ltd. (India)	9,510,224
31,220,000	Bank Pembangunan Daerah Jawa* (Indonesia)	5,021,553
365,215	Capitec Bank Holdings Ltd. (South Africa)	9,513,608
984,844	National Societe Generale Bank S.A.E. (Egypt)	8,365,660
5,936,389	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	8,687,509
2,987,797	Turkiye Sinai Kalkinma Bankasi AS (Turkey)	5,050,615

		46,149,169

	Diversified Metals & Mining 1.3%
76,900	Assore Ltd. (South Africa)	2,206,549
15,889,245	Merafe Resources Ltd. (South Africa)	4,003,969
16,322,855	PT Timah Tbk (Indonesia)	4,965,488

		11,176,006

	Education Services 0.2%
1,698,595	Advtech Ltd. (South Africa)	1,521,322

	Electrical Components & Equipment 0.3%
631,240	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	2,485,069

	Electronic Components 0.7%
339,690	Partron Co. Ltd. (Korea)	6,529,061

	Electronic Equipment & Instruments 1.9%
2,810,679	Chroma ATE, Inc. (Taiwan)	8,396,417
4,855,000	Test Research, Inc. (Taiwan)	7,959,426

		16,355,843

	Food Retail 1.1%
2,451,730	CP ALL Public Co. Ltd. *** (Thailand)	3,192,251
466,180	Eurocash S.A. (Poland)	4,095,846
153,935	Shoprite Holdings Ltd. (South Africa)	2,328,595

		9,616,692

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Footwear 2.5%
1,931,235	Bata India Ltd. (India)	$15,634,733
725,165	Daphne International Holdings Ltd. (China)	679,189
235,100	Grendene S.A. (Brazil)	1,319,959
162,114	NG2 S.A. (Poland)	3,723,737

		21,357,618

	Gas Utilities 1.1%
1,308,125	Indraprastha Gas Ltd. (India)	9,975,861

	General Merchandise Stores 1.8%
2,336,385	Clicks Group Ltd. (South Africa)	15,371,374

	Gold 1.0%
682,499	Koza Altin Isletmeleri AS (Turkey)	9,105,880

	Health Care Facilities 0.9%
6,335,658	KPJ Healthcare Berhad (Malaysia)	7,639,137

	Health Care Services 1.0%
642,200	Diagnosticos da America S.A. (Brazil)	8,704,518

	Health Care Supplies 1.2%
793,000	St. Shine Optical Co. Ltd. (Taiwan)	10,552,844

	Highways & Railtracks 0.9%
19,550,545	PT Jasa Marga (Indonesia)	7,412,191

	Home Entertainment Software 1.0%
209,420	Neowiz Games Corp.* (Korea)	8,458,670

	Home Improvement Retail 0.5%
7,595,750	Ace Hardware Indonesia (Indonesia)	2,486,955
108,625	Cashbuild Ltd. (South Africa)	1,566,508

		4,053,463

	Homefurnishing Retail 1.0%
726,220	Lewis Group Ltd. (South Africa)	8,961,582

	Hotels, Resorts & Cruise Lines 0.8%
549,894	City Lodge Hotels Ltd. (South Africa)	6,761,505

	Human Resource & Employment Services 0.2%
1,979,800	Jobstreet Corp. Berhad (Malaysia)	1,913,347

	Hypermarkets & Super Centers 0.6%
965,030	Siam Makro Public Co. Ltd.*** (Thailand)	5,442,199

	Industrial Gases 0.1%
1,249,700	Yingde Gases Group Co.* (China)	1,101,334

	Industrial Machinery 1.7%
207,057	AIA Engineering Ltd. (India)	1,859,183
2,719,170	China Automation Group Ltd. (China)	1,980,046
85,110	Cummins India Ltd. (India)	1,488,450
362,600	Hy-Lok Corp. (Korea)	4,594,826
180,300	King Slide Works Co. Ltd. (Taiwan)	912,121
292,718	SKF India Ltd. (India)	3,600,467

		14,435,093

	Internet Software & Services 1.0%
95,370	Daum Communications Corp.* (Korea)	6,474,041
4,900,000	Pacific Online (China)	2,162,284

		8,636,325

	Investment Banking & Brokerage 0.6%
854,460	Egyptian Financial Group-Hermes Holding (Egypt)	4,947,184
43,610	Egyptian Financial Group-Hermes Holding GDR (Egypt)	523,756

		5,470,940

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Managed Health Care 0.5%
303,740	OdontoPrev S.A. (Brazil)	$4,590,865

	Marine Ports & Services 2.5%
9,170,114	International Container Terminal Services, Inc. (Philippines)	9,400,267
363,020	Novorossiysk Commercial Sea Trade Port GDR (Russia)	3,630,200
659,125	Santos Brasil Participacoes S.A.** (Brazil)	9,132,455

		22,162,922

	Oil & Gas Exploration & Production 3.2%
3,048,565	Afren plc* (United Kingdom)	7,015,451
1,138,999	Exillon Energy plc (United Arab Emirates)	5,824,665
166,155	Gran Tierra Energy, Inc.* (Canada)	1,337,548
180,505	Pan Orient Energy Corp.* (Canada)	1,207,239
5,233,824	Petroneft Resources plc* (United Kingdom)	5,752,836
409,720	Transglobe Energy Corp.* (Canada)	6,547,773

		27,685,512

	Other Diversified Financial Services 1.1%
268,205	Intergroup Financial Services Corp. (Peru)	9,682,201

	Packaged Foods & Meats 3.6%
2,084,505	Agthia Group PJSC (United Arab Emirates)	1,180,444
578,055	Dutch Lady Milk Industries Berhad (Malaysia)	3,285,747
80,000	GlaxoSmithKline Consumer Healthcare Ltd. (India)	4,073,801
1,007,525	Hsu Fu Chi International Ltd.* (China)	2,794,864
158,070	MAMEE Double Decker Berhad (Malaysia)	172,051
61,700	Nestle Malaysia Berhad (Malaysia)	866,892
1,058,770	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	10,114,545
7,232,335	PT Mayora Indah Tbk (Indonesia)	8,626,230

		31,114,574

	Paper Products 0.1%
4,659,725	NTPM Holdings Berhad (Malaysia)	846,261

	Personal Products 1.7%
735,700	Colgate-Palmolive India Ltd. (India)	14,311,722
211,565	PT Mandom Indonesia Tbk (Indonesia)	165,433

		14,477,155

	Pharmaceuticals 2.1%
84,522	Daewoong Pharmaceutical Co. Ltd. (Korea)	3,565,162
66,440	Merck Ltd. (India)	1,069,816
9,625	Pharmstandard* *** (Russia)	955,662
127,560	Pharmstandard GDR* (Russia)	3,635,460
26,200,500	PT Kalbe Farma Tbk (Indonesia)	9,435,584

		18,661,684

	Precious Metals & Minerals 0.2%
258,135	Northam Platinum Ltd. (South Africa)	1,775,107

	Railroads 1.1%
583,196	Globaltrans Investment plc GDR (Russia)	9,914,332

	Regional Banks 0.4%
21,325,415	PT Bank Tabungan Negara Tbk (Indonesia)	3,877,005

	Restaurants 1.7%
3,075,315	Ajisen China Holdings Ltd. (China)	5,183,026
231,600	FU JI Food & Catering Services Holdings Ltd.* *** (China)	298
8,121,760	KFC Holdings Malaysia Berhad (Malaysia)	10,042,228
20,500	PT Fastfood Indonesia (Indonesia)	17,292

		15,242,844

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Semiconductor Equipment 0.2%
182,920	Hanmi Semiconductor Co. Ltd. (Korea)	$1,307,728

	Semiconductors 1.8%
241,435	Melfas, Inc.* (Korea)	6,157,837
620,350	Novatek Microelectronics Corp. Ltd. (Taiwan)	1,999,997
3,053,800	Sporton International, Inc. (Taiwan)	7,164,094

		15,321,928

	Soft Drinks 0.3%
221,985	Coca-Cola Icecek A.S. (Turkey)	2,932,962

	Specialized Finance 2.1%
2,445,390	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	5,148,189
24,781	Crisil Ltd. (India)	3,380,613
50,046	ICRA Ltd. (India)	1,437,081
697,409	JSE Ltd. (South Africa)	8,363,615

		18,329,498

	Specialty Chemicals 0.3%
149,715	Akzo Nobel India Ltd. (India)	2,669,357

	Steel 0.6%
431,003	MOIL Ltd. (India)	4,324,006
413,395	Ratnamani Metals & Tubes Ltd. (India)	1,107,564

		5,431,570

	Technology Distributors 0.8%
3,392,173	WPG Holdings Co. Ltd. (Taiwan)	6,550,146

	Thrifts & Mortgage Finance 1.9%
1,508,784	Dewan Housing Finance Corp. Ltd. (India)	10,816,073
623,696	Gruh Finance Ltd. (India)	5,579,300

		16,395,373

	Tires & Rubber 0.1%
3,900	MRF Ltd. (India)	627,541

	Tobacco 0.2%
2,520	Philip Morris CR A.S. (Czech Republic)	1,381,279

	Trading Companies & Distributors 1.6%
311,150	‘iMarketKorea, Inc. (Korea)	7,462,840
7,819,887	PT Hexindo Adiperkasa Tbk (Indonesia)	6,194,922

		13,657,762

	Trucking 1.3%
753,900	Tegma Gestao Logistica (Brazil)	11,558,286

	Total Common Stocks (cost $643,257,355)	767,488,830

	PREFERRED STOCKS 3.4%

	Construction & Farm Machinery & Heavy Trucks 1.0%
2,035,970	Marcopolo S.A. Pfd. (Brazil)	8,573,151

	Diversified Banks 1.7%
730,100	Banco ABC Brasil S.A. Pfd. (Brazil)	6,430,158
1,025,000	Banco Industrial e Comercial S.A. (Bic Banco) Pfd. (Brazil)	8,737,199

		15,167,357

	Office Services & Supplies 0.7%
300,900	Contax Participacoes S.A. Pfd. (Brazil)	5,798,669

	Total Preferred Stocks (cost $26,798,800)	29,539,177

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	LIMITED PARTNERSHIP INTEREST 0.4%

	Oil & Gas Exploration & Production 0.4%
303,155	Zhaikmunai L.P. GDR* (Kazakhstan)	$3,728,806

	Total Limited Partnership Interest (cost $2,608,369)	3,728,806

Principal Amount		Value
	SHORT-TERM INVESTMENTS 9.3%

	Repurchase Agreement 9.3%
$81,130,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $85,425,000 of United States Treasury Notes 1.25% due 10/13/15; value: $82,755,469; repurchase proceeds: $81,130,068 (cost $81,130,000)	$81,130,000

	Total Short-Term Investments (cost $81,130,000)	81,130,000

	Total Investments (cost $753,794,524) 101.2%§	881,886,813
	Liabilities Less Other Assets (1.2%)	(10,527,438)

	NET ASSETS 100.0%	$871,359,375

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 20.66%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2010, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	13.4
Canada	1.1
China	4.2
Czech Republic	0.2
Egypt	1.9
Hong Kong	0.8
Hungary	< 0.1
India	17.1
Indonesia	11.0
Kazakhstan	0.5
Korea	8.2
Malaysia	4.1
Mexico	1.8
Morocco	0.4
Peru	1.2
Philippines	2.3
Poland	2.1
Russia	2.8
South Africa	10.8
Taiwan	6.2
Thailand	3.3
Turkey	3.8
United Arab Emirates	1.2
United Kingdom	1.6

TOTAL	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 94.1%

	Advertising 0.2%
10,900	1000mercis* (France)	$582,190

	Aerospace & Defense 0.1%
9,500	Bharat Electronics Ltd. (India)	380,297

	Air Freight & Logistics 0.9%
3,359,260	Aramex PJSC* (United Arab Emirates)	1,902,331
3,200	Forward Air Corp.	90,816
407,600	Goodpack Ltd. (Singapore)	651,093

		2,644,240

	Airlines 0.1%
7,900	Allegiant Travel Co.	388,996

	Aluminum 0.2%
665,000	Midas Holdings Ltd. (Singapore)	489,675

	Apparel Retail 0.8%
1,220	Camaieu (France)	247,852
43,465	Evergreen International Holdings Ltd.* (China)	29,134
17,250	Jos. A. Bank Clothiers, Inc.*	695,520
23,500	Ross Stores, Inc.	1,486,375

		2,458,881

	Apparel, Accessories & Luxury Goods 4.1%
491,000	Anta Sports Products Ltd. (China)	787,086
2,350	Bijou Brigitte AG (Germany)	343,078
77,355	Billabong International Ltd. (Australia)	644,818
24,900	Carter’s, Inc.*	734,799
375,000	China Lilang Ltd. (China)	578,942
6,700	Fossil, Inc.*	472,216
45,200	Gerry Weber International AG (Germany)	2,235,523
42,100	Gildan Activewear, Inc.* (Canada)	1,199,429
446,500	Ports Design Ltd. (China)	1,232,172
337,400	Ted Baker plc (United Kingdom)	3,374,547
470,000	Xtep International Holdings Ltd. (China)	332,570

		11,935,180

	Application Software 2.0%
11,000	Aveva Group plc (United Kingdom)	276,802
3,800	Computer Modelling Group Ltd. (Canada)	98,793
84,620	Convio, Inc.*	700,654
11,900	Ebix, Inc.*	281,673
4,200	FactSet Research Systems, Inc.	393,792
29,500	Fidessa Group plc (United Kingdom)	712,898
26,556	RealPage, Inc.*	821,377
3,900	SimCorp A/S (Denmark)	626,757
42,700	Sonic Solutions, Inc.*	640,500
13,635	Tyler Technologies, Inc.*	283,063
20,500	Ultimate Software Group, Inc.*	996,915

		5,833,224

	Asset Management & Custody Banks 2.5%
525,000	ARA Asset Management Ltd. (Singapore)	634,083
18,500	Bank of New York Mellon Corp. (The)	558,700
52,029	CETIP S.A. (Brazil)	739,689
10,000,000	CST Mining Group Ltd. (Hong Kong)	249,588
16,000	Diamond Hill Investment Group, Inc.	1,157,440
27,300	Eaton Vance Corp.	825,279
68,700	SEI Investments Co.	1,634,373
19,500	State Street Corp.	903,630

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
9,792	T. Rowe Price Group, Inc.	$631,976

		7,334,758

	Auto Parts & Equipment 0.4%
629,000	Minth Group Ltd. (China)	1,032,580
1,235,000	Norstar Founders Group Ltd.* *** (Hong Kong)	21,752

		1,054,332

	Automotive Retail 0.4%
64,000	Halfords Group plc (United Kingdom)	456,005
13,100	O’Reilly Automotive, Inc.	791,502

		1,247,507

	Biotechnology 2.4%
40,000	3SBio, Inc. ADR* (China)	607,200
264,125	Abcam plc (United Kingdom)	1,317,751
126,740	Exact Sciences Corp.*	757,905
81,000	Myriad Genetics, Inc.*	1,850,040
172,515	Orexigen Therapeutics, Inc.*	1,393,921
22,000	Seegene, Inc. (Korea)	616,442
1,095,471	Sino Biopharmaceutical Ltd. (China)	405,897

		6,949,156

	Catalog Retail 0.2%
7,000	Hyundai Home Shopping Network Corp. (Korea)	632,214

	Commodity Chemicals 0.1%
27,500	Tokai Carbon Korea Co. Ltd. (Korea)	322,593

	Communications Equipment 0.6%
18,240	Calix, Inc.*	308,256
621,480	O-Net Communications Group Ltd.* (China)	436,558
29,300	Riverbed Technology, Inc.*	1,030,481

		1,775,295

	Computer Hardware 0.6%
613,000	Advantech Co. Ltd. (Taiwan)	1,734,519

	Computer Storage & Peripherals 0.7%
66,500	Intevac, Inc.*	931,665
660	Wacom Co. Ltd. (Japan)	1,043,725

		1,975,390

	Construction & Engineering 0.7%
190,000	Ausenco Ltd. (Australia)	598,543
45,700	Heerim Architects & Planners (Korea)	334,704
79,500	Lycopodium Ltd. (Australia)	410,629
5,900	Outotec Oyj (Finland)	365,529
195,000	Rotary Engineering Ltd. (Singapore)	154,985
33,500	SWECO AB, Class B (Sweden)	290,139

		2,154,529

	Construction Materials 0.4%
95,500	Corp Moctezuma S.A.B. de C.V. (Mexico)	237,783
52,000	Pretoria Portland Cement Co. Ltd. (South Africa)	275,886
565,000	PT Semen Gresik (Persero) Tbk (Indonesia)	591,664

		1,105,333

	Consumer Finance 1.0%
304,000	Banco Compartamos S.A.B. de C.V. (Mexico)	661,169
33,616	Dollar Financial Corp.*	962,426
38,000	First Cash Financial Services, Inc.*	1,177,620

		2,801,215

	Data Processing & Outsourced Services 3.0%
81,200	Cielo S.A. (Brazil)	657,916
50,700	DIBS Payment Services AB (Sweden)	503,182

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
21,000	Fidelity National Information Services, Inc.	$575,190
265	GMO Payment Gateway, Inc. (Japan)	651,000
20,620	hiSoft Technology International Ltd. ADR (China)	622,724
78,300	Redecard S.A. (Brazil)	992,901
650	SBI VeriTrans Co. Ltd. (Japan)	400,034
4,850	Syntel, Inc.	231,781
306,100	Wirecard AG (Germany)	4,166,839

		8,801,567

	Department Stores 0.2%
1,846,100	PCD Stores Ltd. (China)	553,393

	Distributors 0.5%
57,300	LKQ Corp.*	1,301,856
11,700	Pool Corp.	263,718

		1,565,574

	Diversified Banks 1.1%
138,039	Allahabad Bank Ltd. (India)	693,977
22,100	Axis Bank Ltd. (India)	666,089
15,000	Bank of Baroda (India)	300,906
1,030	HDFC Bank Ltd. ADR (India)	172,123
81,800	Union Bank of India Ltd. (India)	638,448
32,200	US Bancorp	868,434

		3,339,977

	Diversified Metals & Mining 0.7%
8,000	BHP Billiton plc ADR (United Kingdom)	644,000
13,000	Hindustan Zinc Ltd. (India)	395,989
12,350	Inmet Mining Corp. (Canada)	959,631

		1,999,620

	Diversified Support Services 1.5%
55,400	Copart, Inc.*	2,069,190
240	Prestige International, Inc. (Japan)	428,301
35,800	Ritchie Bros. Auctioneers, Inc. (Canada)	825,190
57,945	STR Holdings, Inc.*	1,158,900

		4,481,581

	Drug Retail 0.3%
40,135	Create SD Holdings Co. Ltd. (Japan)	884,089

	Education Services 0.6%
3,250	MegaStudy Co. Ltd. (Korea)	503,157
255,000	Navitas Ltd. (Australia)	1,006,742
1,500	Strayer Education, Inc.	228,330

		1,738,229

	Electrical Components & Equipment 0.5%
9,900	Emerson Electric Co.	565,983
12,200	Harbin Electric, Inc.*	211,670
157,000	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	618,078

		1,395,731

	Electronic Components 0.3%
16,284	Amphenol Corp., Class A	859,470

	Electronic Equipment & Instruments 1.0%
600	KEYENCE Corp. (Japan)	173,121
10,200	National Instruments Corp.	383,928
945,000	Test Research, Inc. (Taiwan)	1,549,260
84,875	Viscom AG* (Germany)	731,118

		2,837,427

	Electronic Manufacturing Services 1.1%
28,000	IPG Photonics Corp.*	885,360

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
154,200	TTM Technologies, Inc.*	$2,299,122

		3,184,482

	Environmental & Facilities Services 1.0%
13,300	Daiseki Co. Ltd. (Japan)	276,494
441,500	RPS Group plc (United Kingdom)	1,585,941
44,900	Tetra Tech, Inc.*	1,125,194

		2,987,629

	Food Retail 0.6%
1,137,600	BreadTalk Group Ltd. (Singapore)	567,315
20,200	Daikokutenbussan Co. Ltd. (Japan)	703,853
32,700	Shoprite Holdings Ltd. (South Africa)	494,657

		1,765,825

	Footwear 0.2%
217,000	Daphne International Holdings Ltd. (China)	203,242
700,000	Peak Sport Products Co. Ltd. (China)	460,195

		663,437

	General Merchandise Stores 1.5%
65,900	Dollar Tree, Inc.*	3,695,672
39,500	Reject Shop Ltd. (The) (Australia)	557,932

		4,253,604

	Gold 0.4%
55,000	Koza Altin Isletmeleri AS (Turkey)	733,808
31,900	Petropavlovsk plc (United Kingdom)	568,972

		1,302,780

	Health Care Distributors 0.2%
7,300	MWI Veterinary Supply, Inc.*	460,995

	Health Care Equipment 3.5%
34,800	Abaxis, Inc.*	934,380
83,000	AtriCure, Inc.*	849,920
40,250	Audika S.A. (France)	900,379
216,800	Cardica, Inc.*	945,248
80,000	Cardica, Inc. PIPE*** †	348,800
32,600	Cyberonics, Inc.*	1,011,252
20,000	DexCom, Inc.*	273,000
29,600	DiaSorin S.p.A. (Italy)	1,273,758
7,996	Immunodiagnostic Systems Holdings plc (United Kingdom)	115,066
4,090,161	LMA International N.V.* (Singapore)	1,051,742
15,000	Medtronic, Inc.	556,350
22,300	NuVasive, Inc.*	571,995
12,500	St. Jude Medical, Inc.*	534,375
14,100	Stratec Biomedical Systems AG (Germany)	601,926
24,500	Synovis Life Technologies, Inc.*	394,695

		10,362,886

	Health Care Facilities 0.9%
77,261	AmSurg Corp.*	1,618,618
268,875	CVS Group plc* (United Kingdom)	399,291
10,050	NovaMed, Inc.*	115,876
10,000	U.S. Physical Therapy, Inc.*	198,200
18,000	VCA Antech, Inc.*	419,220

		2,751,205

	Health Care Services 1.9%
40,000	Bio-Reference Laboratories, Inc.*	887,200
18,314	CorVel Corp.*	885,482
24,500	Diagnosticos da America S.A. (Brazil)	332,078
45,000	Fleury S.A. (Brazil)	722,440
13,800	Genoptix, Inc.*	262,476
34,142	Healthways, Inc.*	381,025

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
27,100	IPC The Hospitalist Co., Inc.*	$1,057,171
12,700	LHC Group, Inc.*	381,000
9,900	MEDNAX, Inc.*	666,171

		5,575,043

	Health Care Supplies 0.2%
16,800	ICU Medical, Inc.*	613,200

	Health Care Technology 0.6%
27,000	athenahealth, Inc.*	1,106,460
13,900	Computer Programs and Systems, Inc.	651,076

		1,757,536

	Home Entertainment Software 0.0%
176	GameOn Co. Ltd. (Japan)	127,967

	Home Improvement Retail 1.0%
2,850,000	Ace Hardware Indonesia (Indonesia)	933,130
22,000	Cashbuild Ltd. (South Africa)	317,267
26,800	Clas Ohlson AB (Sweden)	438,928
25,500	Lumber Liquidators Holdings, Inc.*	635,205
73,100	Swedol AB, Class B (Sweden)	623,231

		2,947,761

	Homefurnishing Retail 0.3%
42,600	Aaron’s, Inc.	868,614

	Hotels, Resorts & Cruise Lines 0.3%
17,000	City Lodge Hotels Ltd. (South Africa)	209,032
230,000	Webjet Ltd. (Australia)	566,938

		775,970

	Human Resource & Employment Services 1.4%
380	Benefit One, Inc. (Japan)	291,424
8,000	Brunel International N.V. (Netherlands)	315,260
175,300	Michael Page International plc (United Kingdom)	1,516,871
35,700	Robert Half International, Inc.	1,092,420
178,900	Sthree plc (United Kingdom)	1,023,089

		4,239,064

	Industrial Gases 0.2%
675,000	Yingde Gases Group Co.* (China)	594,863

	Industrial Machinery 3.0%
116,500	AIA Engineering Ltd. (India)	1,046,064
4,100	Burckhardt Compression Holding AG (Switzerland)	1,136,280
1,021,000	China Automation Group Ltd. (China)	743,472
12,500	Danaher Corp.	589,625
16,700	Graco, Inc.	658,815
93,900	Hy-Lok Corp. (Korea)	1,189,890
12,900	IDEX Corp.	504,648
12,700	Illinois Tool Works, Inc.	678,180
7,500	Konecranes Oyj (Finland)	309,888
2,800	Rational AG (Germany)	618,867
28,400	Rotork plc (United Kingdom)	809,409
41,100	Weg S.A. (Brazil)	539,747

		8,824,885

	Insurance Brokers 0.4%
29,900	Brown & Brown, Inc.	715,806
38,700	eHealth, Inc.*	549,153

		1,264,959

	Internet Retail 1.4%
57,850	ASOS plc* (United Kingdom)	1,435,887
430	Start Today Co. Ltd. (Japan)	1,715,230
105,000	Wotif.com Holdings Ltd. (Australia)	534,822

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
40,000	Yoox S.p.A.* (Italy)	$515,751

		4,201,690

	Internet Software & Services 2.1%
15,000	Akamai Technologies, Inc.*	705,750
17,100	Daum Communications Corp.* (Korea)	1,160,807
27,000	Macromill, Inc. (Japan)	303,069
66,600	Neurones (France)	612,303
97,625	SciQuest, Inc.*	1,270,101
70,317	SPS Commerce, Inc.*	1,111,009
20,415	VistaPrint N.V.*	939,090

		6,102,129

	Investment Banking & Brokerage 0.6%
18,500	Charles Schwab Corp. (The)	316,535
15,775	FXCM, Inc.	209,019
990	GCA Savvian Group Corp.* (Japan)	1,070,096
4,000	optionsXpress Holdings, Inc.*	62,680

		1,658,330

	IT Consulting & Other Services 3.0%
47,175	Alten Ltd. (France)	1,549,837
9,600	Cognizant Technology Solutions Corp., Class A*	703,584
24,200	Connecta AB (Sweden)	298,871
960,000	CSE Global Ltd. (Singapore)	972,455
1,330,573	CSG Ltd. (Australia)	2,061,779
1,675	Future Architect, Inc. (Japan)	713,322
168,200	HiQ International AB* (Sweden)	958,958
5,800	International Business Machines Corp.	851,208
81,500	SMS Management & Technology Ltd. (Australia)	555,166

		8,665,180

	Life Sciences Tools & Services 3.8%
2,770	CMIC Co. Ltd. (Japan)	791,101
28,000	Covance, Inc.*	1,439,480
1,180	EPS Co. Ltd. (Japan)	2,882,032
97,700	ICON plc ADR* (Ireland)	2,139,630
60,200	LINICAL Co. Ltd. (Japan)	272,636
34,200	Pharmaceutical Product Development, Inc.	928,188
45,710	ShangPharma Corp. ADR* (China)	525,665
4,200	Techne Corp.	275,814
15,600	Waters Corp.*	1,212,276
46,300	WuXi PharmaTech Cayman, Inc., ADR* (China)	747,282

		11,214,104

	Mortgage REITs 0.3%
9,500	Annaly Capital Management, Inc.	170,240
32,600	Capstead Mortgage Corp.	410,434
28,800	MFA Financial, Inc.	235,008
13,200	Redwood Trust, Inc.	197,076

		1,012,758

	Multi-Line Insurance 0.3%
30,600	HCC Insurance Holdings, Inc.	885,564

	Oil & Gas Drilling 0.1%
18,000	Ensign Energy Services, Inc. (Canada)	272,091

	Oil & Gas Equipment & Services 1.5%
951,000	Anhui Tianda Oil Pipe Co. Ltd., Class H (China)	418,436
2,400	Core Laboratories N.V.	213,720
38,800	Gulf Island Fabrication, Inc.	1,093,384
47,800	Lamprell plc (United Arab Emirates)	239,598
26,900	Pason Systems, Inc. (Canada)	377,677
25,300	Petrofac Ltd. (United Kingdom)	625,995

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
6,100	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	$527,465
38,700	TGS-NOPEC Geophysical Co. ASA (Norway)	875,781

		4,372,056

	Oil & Gas Exploration & Production 2.5%
486,000	Afren plc* (United Kingdom)	1,118,398
41,600	Gran Tierra Energy, Inc.* (Canada)	334,880
5,910	Northern Oil and Gas, Inc.*	160,811
119,000	Pan Orient Energy Corp.* (Canada)	795,886
950,000	Petroamerica Oil Corp.* (Canada)	582,822
27,500	Petrominerales Ltd. (Colombia)	917,128
616,383	Petroneft Resources plc* (United Kingdom)	677,507
24,175	Premier Oil plc* (United Kingdom)	734,979
57,200	Selan Exploration Technology Ltd. (India)	501,579
50,000	Transglobe Energy Corp.* (Canada)	799,055
96,000	Westfire Energy Ltd.* (Canada)	666,197

		7,289,242

	Oil & Gas Storage & Transportation 0.3%
1,450,000	Circle Oil plc* (Ireland)	785,591

	Other Diversified Financial Services 0.0%
104,000	Count Financial Ltd. (Australia)	135,091

	Packaged Foods & Meats 0.6%
5,500	GlaxoSmithKline Consumer Healthcare Ltd. (India)	280,074
418,291	Hsu Fu Chi International Ltd.* (China)	1,160,335
18,500	Zhongpin, Inc.*	377,400

		1,817,809

	Personal Products 0.4%
41,800	Atrium Innovations, Inc.* (Canada)	639,843
11,105	Natura Cosmeticos S.A. (Brazil)	319,035
5,000	Procter & Gamble Hygiene and Healthcare Ltd. (India)	205,747

		1,164,625

	Pharmaceuticals 1.7%
141,500	China Nuokang Bio-Pharmaceutical, Inc. ADR* (China)	536,285
143,000	China Shineway Pharmaceutical Group Ltd. (China)	410,264
33,265	Daewoong Pharmaceutical Co. Ltd. (Korea)	1,403,127
67,400	Dechra Pharmaceuticals plc (United Kingdom)	525,417
60,100	Egyptian International Pharmaceutical Industrial Co. (Egypt)	387,725
11,000	Johnson & Johnson	680,350
30,200	Medy-Tox, Inc.* (Korea)	763,248
52,200	Whanin Pharmaceutical Co. Ltd. (Korea)	318,699

		5,025,115

	Property & Casualty Insurance 0.3%
502,725	Beazley plc (United Kingdom)	901,368

	Real Estate Development 0.2%
1,213,000	SPG Land Holdings Ltd. (China)	593,017

	Real Estate Services 0.7%
207,500	China Real Estate Information Corp.* (China)	1,992,000

	Regional Banks 0.8%
8,500	Canadian Western Bank (Canada)	242,442
10,000	City National Corp.	613,600
33,600	First of Long Island Corp. (The)	971,376
180	Seven Bank Ltd. (Japan)	380,621

		2,208,039

	Research & Consulting Services 4.3%
14,375	Bureau Veritas S.A. (France)	1,089,552
5,525	Campbell Brothers Ltd. (Australia)	223,722
70,100	CRA International, Inc.*	1,648,051

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
16,200	Exponent, Inc.*	$607,986
25,200	FTI Consulting, Inc.	939,456
59,600	Huron Consulting Group, Inc.*	1,576,420
17,000	Intertek Group plc (United Kingdom)	470,458
150	Nihon M&A Center, Inc. (Japan)	645,405
189,535	Resources Connection, Inc.	3,523,456
130	SGS S.A. (Switzerland)	218,188
32,000	Stantec, Inc.* (Canada)	892,447
20,030	Verisk Analytics, Inc., Class A*	682,622

		12,517,763

	Restaurants 1.2%
327,000	Ajisen China Holdings Ltd. (China)	551,114
740,000	KFC Holdings Malaysia Berhad (Malaysia)	914,980
7,400	Shinsegae Food Co. Ltd. (Korea)	631,966
29,800	Tim Hortons, Inc. (Canada)	1,228,654
185	Toridoll.corporation (Japan)	255,576

		3,582,290

	Semiconductor Equipment 1.1%
24,100	Cabot Microelectronics Corp.*	998,945
8,100	Disco Corp. (Japan)	488,914
24,720	Eugene Technology Co. Ltd. (Korea)	299,489
67,000	Hanmi Semiconductor Co. Ltd. (Korea)	478,995
59,400	Koh Young Technology, Inc.* (Korea)	939,539

		3,205,882

	Semiconductors 8.2%
15,000	Altera Corp.	533,700
24,750	Hittite Microwave Corp.*	1,510,740
25,900	Linear Technology Corp.	895,881
18,800	Maxim Integrated Products, Inc.	444,056
297,600	Melexis N.V. (Belgium)	5,352,811
170,500	Micrel, Inc.	2,214,795
43,000	Microchip Technology, Inc.	1,471,030
17,100	Netlogic Microsystems, Inc.*	537,111
534,814	O2Micro International Ltd. ADR* (China)	3,305,151
80,100	Power Integrations, Inc.	3,215,214
15,800	Silicon Laboratories, Inc.*	727,116
531,630	Sporton International, Inc. (Taiwan)	1,247,183
13,200	Standard Microsystems Corp.*	380,556
54,522	Supertex, Inc.*	1,318,342
52,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	658,350
14,400	Volterra Semiconductor Corp.*	333,504

		24,145,540

	Specialized Consumer Services 0.1%
165	Best Bridal, Inc. (Japan)	156,019
230	NOVARESE, Inc. (Japan)	152,436

		308,455

	Specialized Finance 2.1%
142,000	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	298,947
1,800	Crisil Ltd. (India)	245,555
55,000	Gain Capital Holdings, Inc.	506,000
9,000	ICRA Ltd. (India)	258,437
9,600	IMAREX ASA* (Norway)	93,735
1,600	IntercontinentalExchange, Inc.*	190,640
50,000	JSE Ltd. (South Africa)	599,620
28,400	MSCI, Inc., Class A*	1,106,464
16,500	NASDAQ OMX Group, Inc. (The)*	391,215
5,400	NYSE Euronext	161,892
45	Osaka Securities Exchange Co. Ltd. (Japan)	226,375
23,043	Oslo Bors VPS Holding ASA (Norway)	276,435

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
16,300	Portfolio Recovery Associates, Inc.*	$1,225,760
16,500	TMX Group, Inc. (Canada)	613,336

		6,194,411

	Specialty Chemicals 0.8%
21,870	C. Uyemura & Co. Ltd. (Japan)	973,766
1,299,000	EcoGreen Fine Chemical Group Ltd. (Hong Kong)	519,747
80	Japan Pure Chemical Co. Ltd. (Japan)	254,538
57,600	MEC Co. Ltd. (Japan)	282,469
15,700	TechnoSemiChem Co. Ltd. (Korea)	422,533

		2,453,053

	Specialty Stores 1.3%
122,800	Big 5 Sporting Goods Corp.	1,875,156
81,188	easyhome Ltd. (Canada)	756,111
34,618	Hibbett Sports, Inc.*	1,277,404

		3,908,671

	Steel 0.4%
116,500	Ferrexpo plc (United Kingdom)	755,420
30,272	MOIL Ltd. (India)	303,702

		1,059,122

	Systems Software 1.3%
82,700	OPNET Technologies, Inc.	2,213,879
3,410	Simplex Holdings, Inc. (Japan)	1,459,695

		3,673,574

	Textiles 0.2%
295,000	S. Kumars Nationwide Ltd.* (India)	571,000

	Thrifts & Mortgage Finance 0.9%
18,475	Home Capital Group, Inc. (Canada)	962,306
23,000	Housing Development Finance Corp. Ltd. (India)	373,920
199,500	LIC Housing Finance Ltd. (India)	872,018
34,100	Washington Federal, Inc.	576,972

		2,785,216

	Trading Companies & Distributors 3.8%
7,100	Fastenal Co.	425,361
30,380	Houston Wire & Cable Co.	408,307
76,979	Indutrade AB (Sweden)	2,659,120
23,500	MISUMI Group, Inc. (Japan)	583,078
33,500	MSC Industrial Direct Co., Inc., Class A	2,167,115
88,905	Richelieu Hardware Ltd. (Canada)	2,732,512
15,097	Rush Enterprises, Inc., Class B*	271,444
8,480	Thermador Groupe (France)	1,281,403
3,700	W.W. Grainger, Inc.	511,007

		11,039,347

	Trucking 0.9%
47,500	Knight Transportation, Inc.	902,500
10,800	Old Dominion Freight Line, Inc.*	345,492
60,000	Tegma Gestao Logistica (Brazil)	919,880
38,600	Universal Truckload Services, Inc.*	614,512

		2,782,384

	Wireless Telecommunication Services 0.1%
6,200	NII Holdings, Inc.*	276,892

	Total Common Stocks (cost $201,005,362)	276,378,286

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.4%

	Diversified Banks 0.2%
72,500	Banco Industrial e Comercial S.A. (Bic Banco) Pfd. (Brazil)	$617,997

	Regional Banks 0.2%
80,800	Banco Daycoval S.A. Pfd. (Brazil)	630,338

	Total Preferred Stocks (cost $936,150)	1,248,335

	LIMITED PARTNERSHIP INTEREST 0.2%

	Oil & Gas Exploration & Production 0.2%
45,000	Zhaikmunai L.P. GDR* (Kazakhstan)	553,500

	Total Limited Partnership Interest (cost $257,714)	553,500

	WARRANTS 0.0%

	Health Care Equipment 0.0%
40,000	Cardica, Inc., expiring 9/29/14* *** †	116,400

	Restaurants 0.0%
29,600	KFC Holdings Malaysia Berhad, expiring 9/14/15* (Malaysia)	15,071

	Total Warrants (cost $5,000)	131,471

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.1%

	Repurchase Agreement 6.1%
$17,752,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $18,695,000 of United States Treasury Notes 1.25% due 10/31/15; value: $18,110,781; repurchase proceeds: $17,752,015 (cost $17,752,000)	$17,752,000

	Total Short-Term Investments (cost $17,752,000)	17,752,000

	Total Investments (cost $219,956,226) 100.8%§	296,063,592
	Liabilities Less Other Assets (0.8%)	(2,417,988)

	NET ASSETS 100.0%	$293,645,604

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 15.61%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

At December 31, 2010, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	2.6
Austria	0.2
Belgium	1.9
Brazil	2.3
Canada	5.4
China	7.0
Colombia	0.3
Denmark	0.2
Egypt	0.1
Finland	0.2
France	2.3
Germany	3.1
Hong Kong	0.3
India	2.8
Indonesia	0.6
Ireland	1.1
Italy	0.6
Japan	6.7
Kazakhstan	0.2
Korea	3.6
Malaysia	0.3
Mexico	0.4
Netherlands	0.1
Norway	0.5
Singapore	1.6
South Africa	0.7
Sweden	2.1
Switzerland	0.5
Taiwan	1.9
Turkey	0.3
United Arab Emirates	0.8
United Kingdom	7.2
United States	42.1

Total	100.0%

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited

Shares		Value
	COMMON STOCKS 93.7%

	Advertising 2.0%
26,865	1000mercis* (France)	$1,434,911

	Application Software 4.4%
8,795	FactSet Research Systems, Inc.	824,619
40,600	Pegasystems, Inc.	1,487,178
5,140	SimCorp A/S (Denmark)	826,035

		3,137,832

	Asset Management & Custody Banks 1.2%
58,787	CETIP S.A. (Brazil)	835,767

	Biotechnology 3.0%
223,100	Abcam plc (United Kingdom)	1,113,072
44,370	Myriad Genetics, Inc.*	1,013,411

		2,126,483

	Communications Equipment 2.9%
41,450	Cisco Systems, Inc.*	838,534
120,540	Infinera Corp.*	1,245,178

		2,083,712

	Computer Hardware 2.2%
4,800	Apple, Inc.*	1,548,288

	Computer Storage & Peripherals 1.7%
746	Wacom Co. Ltd. (Japan)	1,179,725

	Construction & Farm Machinery & Heavy Trucks 1.0%
69,350	Takeuchi Manufacturing Co. Ltd. (Japan)	686,854

	Data Processing & Outsourced Services 7.1%
21,670	Alliance Data Systems Corp.*	1,539,220
63,600	Cielo S.A. (Brazil)	515,313
38,200	Redecard S.A. (Brazil)	484,404
185,235	Wirecard AG (Germany)	2,521,543

		5,060,480

	Diversified Support Services 1.0%
19,385	Copart, Inc.*	724,030

	Drug Retail 1.4%
46,215	Create SD Holdings Co. Ltd. (Japan)	1,018,019

	Health Care Distributors 0.8%
26,300	PSS World Medical, Inc.*	594,380

	Health Care Equipment 7.0%
48,200	Cardica, Inc. PIPE* *** †	210,152
16,265	Cyberonics, Inc.*	504,540
52,015	DiaSorin S.p.A. (Italy)	2,238,328
1,906,950	LMA International N.V.* (Singapore)	490,352
26,186	Mindray Medical International Ltd. ADR (China)	691,311
30,800	NuVasive, Inc.*	790,020

		4,924,703

	Health Care Facilities 5.2%
1,234,300	CVS Group plc* (United Kingdom)	1,832,987
401,500	Raffles Medical Group Ltd. (Singapore)	747,719
48,600	VCA Antech, Inc.*	1,131,894

		3,712,600

	Health Care Services 4.4%
29,450	Bio-Reference Laboratories, Inc.*	653,201
15,487	CorVel Corp.*	748,797

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
78,500	Diagnosticos da America S.A. (Brazil)	$1,064,006
12,600	Express Scripts, Inc.*	681,030

		3,147,034

	Health Care Supplies 1.6%
22,719	Sartorius Stedim Biotech (France)	1,144,549

	Health Care Technology 0.5%
59,603	RaySearch Laboratories AB (Sweden)	336,084

	Home Entertainment Software 2.7%
87,265	Activision Blizzard, Inc.	1,085,577
80,205	UbiSoft Entertainment S.A.* (France)	857,423

		1,943,000

	Home Improvement Retail 1.2%
96,100	Byggmax Group AB* (Sweden)	825,166

	Industrial Machinery 1.0%
23,700	Rotork plc (United Kingdom)	675,458

	Internet Retail 2.5%
440	Start Today Co. Ltd. (Japan)	1,755,120

	Internet Software & Services 7.0%
12,800	Akamai Technologies, Inc.*	602,240
15,545	Daum Communications Corp.* (Korea)	1,055,248
3,530	Google, Inc., Class A*	2,096,714
9,300	VistaPrint N.V.*	427,800
6,528	Xtera Communications, Inc.* *** †	65
45,400	Yahoo, Inc.*	755,002

		4,937,069

	IT Consulting & Other Services 3.5%
10,300	Cognizant Technology Solutions Corp., Class A*	754,887
11,545	International Business Machines Corp.	1,694,344

		2,449,231

	Life Sciences Tools & Services 3.9%
14,890	Covance, Inc.*	765,495
247	EPS Co. Ltd. (Japan)	603,273
9,645	Eurofins Scientific (France)	694,696
32,030	ICON plc ADR* (Ireland)	701,457

		2,764,921

	Pharmaceuticals 3.1%
28,500	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,485,705
25,000	Valeant Pharmaceuticals International, Inc. (Canada)	707,250

		2,192,955

	Semiconductor Equipment 1.0%
32,203	Tessera Technologies, Inc.*	713,296

	Semiconductors 15.7%
46,000	Altera Corp.	1,636,680
13,880	Hittite Microwave Corp.*	847,235
67,000	Intel Corp.	1,409,010
18,140	Linear Technology Corp.	627,463
74,934	Melexis N.V.* (Belgium)	1,347,808
22,525	Microchip Technology, Inc.	770,580
26,793	Power Integrations, Inc.	1,075,471
120,760	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	1,514,330
64,000	Xilinx, Inc.	1,854,720

		11,083,297

	Specialized Finance 1.3%
24,600	ICRA Ltd. (India)	706,394

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
31,500	Power Finance Corp. (India)	$218,841

		925,235

	Systems Software 3.4%
349,000	GuestLogix, Inc.* (Canada)	343,981
26,535	OPNET Technologies, Inc.	710,342
25,175	Oracle Corp.	787,977
1,370	Simplex Holdings, Inc. (Japan)	586,446

		2,428,746

	Total Common Stocks (cost $53,258,296)	66,388,945

	PREFERRED STOCKS 1.1%

	Computer Storage & Peripherals 1.1%
39,251	BlueArc Corp., Series DD Pfd.* *** †	120,108
39,251	BlueArc Corp., Series DD-1 Pfd.* *** †	126,781
69,363	BlueArc Corp., Series FF Pfd.* *** †	230,285
69,362	BlueArc Corp., Series FF-1 Pfd.* *** †	233,750
23,737	BlueArc Corp., Series GG Pfd.* *** †	67,532

		778,456

	Total Preferred Stocks (cost $1,013,092)	778,456

	LIMITED PARTNERSHIP INTEREST 0.6%

	Other 0.6%
	Greenspring Global Partners II-B, L.P. *** †	409,127

	Total Limited Partnership Interest (cost $434,387)	409,127

	WARRANTS 0.3%

	Computer Storage & Peripherals 0.0%
310	BlueArc Corp., Series FF expiring 4/2/18* *** †	—
309	BlueArc Corp., Series FF-1 expiring 4/2/18* *** †	—
3,240	BlueArc Corp., Series GG expiring 7/14/15* *** †	1,024

		1,024

	Health Care Equipment 0.3%
71,500	Cardica, Inc., expiring 9/29/14* *** †	208,065

	Total Warrants (cost $8,946)	209,089

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.9%

	Repurchase Agreement 3.9%
$2,735,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $2,880,000 of United States Treasury Notes 1.25% due 10/31/15; value: $2,790,000; repurchase proceeds: $2,735,002†† (cost $2,735,000)	$2,735,000

	Total Short-Term Investments (cost $2,735,000)	2,735,000

	Total Investments (cost $57,449,721) 99.6%§	70,520,617
	Other Assets less Liabilities 0.4%	304,731

	NET ASSETS 100.0%	$70,825,348

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 18.08%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At December 31, 2010, Wasatch Global Science & Technology Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Belgium	2.0
Brazil	4.3
Canada	1.6
China	1.0
Denmark	1.2
France	6.1
Germany	3.7
India	1.4
Ireland	1.0
Israel	2.2
Italy	3.3
Japan	8.6
Korea	1.6
Singapore	1.8
Sweden	1.7
Taiwan	2.2
United Kingdom	5.3
United States	51.0

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 94.7%

	Aerospace & Defense 1.7%
20,245	TransDigm Group, Inc.*	$1,457,842

	Air Freight & Logistics 3.6%
19,630	C.H. Robinson Worldwide, Inc.	1,574,130
26,185	Expeditors International of Washington, Inc.	1,429,701

		3,003,831

	Apparel Retail 3.7%
49,840	Ross Stores, Inc.	3,152,380

	Application Software 1.7%
27,790	ANSYS, Inc.*	1,447,025

	Asset Management & Custody Banks 3.7%
49,400	SEI Investments Co.	1,175,226
29,870	T. Rowe Price Group, Inc.	1,927,810

		3,103,036

	Automotive Retail 1.1%
14,898	O’Reilly Automotive, Inc.*	900,137

	Communications Equipment 0.9%
6,000	F5 Networks, Inc.*	780,960

	Data Processing & Outsourced Services 3.8%
18,075	Alliance Data Systems Corp.*	1,283,867
153,330	Redecard S.A. (Brazil)	1,944,335

		3,228,202

	Diversified Metals & Mining 1.0%
10,560	BHP Billiton plc ADR (United Kingdom)	850,080

	Diversified Support Services 4.3%
96,320	Copart, Inc.*	3,597,552

	Electronic Components 3.9%
61,620	Amphenol Corp., Class A	3,252,304

	Environmental & Facilities Services 1.7%
17,765	Stericycle, Inc.*	1,437,544

	Health Care Equipment 3.4%
67,690	St. Jude Medical, Inc.*	2,893,747

	Health Care Services 3.9%
37,508	Catalyst Health Solutions, Inc.*	1,743,747
28,715	Express Scripts, Inc.*	1,552,046

		3,295,793

	IT Consulting & Other Services 4.0%
46,020	Cognizant Technology Solutions Corp., Class A*	3,372,806

	Life Sciences Tools & Services 2.4%
38,580	Covance, Inc.*	1,983,398

	Multi-line Insurance 1.7%
48,295	HCC Insurance Holdings, Inc.	1,397,657

	Oil & Gas Equipment & Services 2.9%
27,765	Core Laboratories N.V.	2,472,473

	Oil & Gas Exploration & Production 4.1%
61,555	Petrohawk Energy Corp.*	1,123,379
48,885	Ultra Petroleum Corp.*	2,335,236

		3,458,615

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Personal Products 2.4%
29,200	Herbalife Ltd.	$1,996,404

	Pharmaceuticals 1.4%
22,760	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,186,479

	Regional Banks 1.0%
17,480	Signature Bank*	874,000

	Research & Consulting Services 3.9%
41,220	IHS, Inc., Class A*	3,313,676

	Restaurants 3.6%
72,595	Tim Hortons, Inc. (Canada)	2,993,092

	Semiconductors 12.4%
93,675	Altera Corp.	3,332,957
97,150	Linear Technology Corp.	3,360,418
63,165	Microchip Technology, Inc.	2,160,875
33,755	Silicon Laboratories, Inc.*	1,553,405

		10,407,655

	Specialized Finance 6.0%
112,500	BM&F BOVESPA S.A. (Brazil)	889,834
13,163	IntercontinentalExchange, Inc.*	1,568,372
41,735	MSCI, Inc., Class A*	1,625,996
134,690	Power Finance Corp. Ltd. (India)	935,736

		5,019,938

	Thrifts & Mortgage Finance 3.0%
47,240	Housing Development Finance Corp. Ltd. (India)	768,000
93,805	New York Community Bancorp, Inc.	1,768,224

		2,536,224

	Trading Companies & Distributors 3.9%
23,170	Fastenal Co.	1,388,115
29,240	MSC Industrial Direct Co., Inc., Class A	1,891,535

		3,279,650

	Trucking 1.3%
26,605	J.B. Hunt Transport Services, Inc.	1,085,750

	Wireless Telecommunication Services 2.3%
43,030	NII Holdings, Inc.*	1,921,720

	Total Common Stocks (cost $58,798,863)	79,699,970

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.3%
	Repurchase Agreement 4.3%
$3,621,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $3,815,000 of United States Treasury Notes 1.25% due 10/31/15; value: $3,695,781; repurchase proceeds: $3,621,003 (cost $3,621,000)	$3,621,000

	Total Short-Term Investments (cost $3,621,000)	3,621,000

	Total Investments (cost $62,419,863) 99.0%	83,320,970
	Other Assets less Liabilities 1.0%	822,946

	NET ASSETS 100.0%	$84,143,916

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

At December 31, 2010, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	3.6
Canada	3.7
India	2.1
Israel	1.5
United Kingdom	1.1
United States	88.0

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 92.1%

	Aerospace & Defense 0.7%
129,431	Kongsberg Gruppen ASA (Norway)	$2,946,152

	Agricultural Products 1.0%
1,419,000	PT Astra Agro Lestari Tbk (Indonesia)	4,118,500

	Apparel Retail 1.0%
366,200	Truworths International Ltd. (South Africa)	3,983,033

	Apparel, Accessories & Luxury Goods 3.7%
1,157,699	Anta Sports Products Ltd. (China)	1,855,822
403,620	Cia. Hering (Brazil)	6,564,904
1,359,735	Ports Design Ltd. (China)	3,752,356
193,085	WeSC AB* (Sweden)	2,616,710

		14,789,792

	Application Software 1.3%
81,611	Computer Modelling Group Ltd. (Canada)	2,121,738
20,152	SimCorp A/S (Denmark)	3,238,569

		5,360,307

	Asset Management & Custody Banks 3.8%
705,170	CETIP S.A. (Brazil)	10,025,308
29,060	Partners Group Holding AG (Switzerland)	5,514,501

		15,539,809

	Automotive Retail 0.8%
441,915	ARB Corp. Ltd. (Australia)	3,322,132

	Biotechnology 1.5%
1,186,322	Abcam plc (United Kingdom)	5,918,700

	Brewers 0.9%
251,100	Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	3,805,531

	Casinos & Gaming 1.8%
4,687,795	SJM Holdings Ltd. (Hong Kong)	7,442,285

	Coal & Consumable Fuels 2.3%
911,045	PT Indo Tambangraya Megah (Indonesia)	5,124,272
1,721,385	PT Tambang Batubara Bukit Asam Tbk (Indonesia)	4,376,676

		9,500,948

	Communications Equipment 0.0%
144,800	O-Net Communications Group Ltd.* (China)	101,715

	Construction Materials 2.6%
716,465	Corp Moctezuma S.A.B. de C.V. (Mexico)	1,783,911
1,687,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	2,979,334
5,492,935	PT Semen Gresik (Persero) Tbk (Indonesia)	5,752,158

		10,515,403

	Consumer Finance 3.0%
1,950,400	Banco Compartamos S.A.B. de C.V. (Mexico)	4,241,923
481,100	Mahindra & Mahindra Financial Services Ltd. (India)	7,961,847

		12,203,770

	Data Processing & Outsourced Services 1.6%
477,498	Wirecard AG (Germany)	6,500,024

	Department Stores 2.2%
116,000	Lojas Renner S.A. (Brazil)	3,941,205
316,600	Marisa Lojas S.A. (Brazil)	4,798,588

		8,739,793

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Distributors 1.5%
5,796,407	Dah Chong Hong Holdings Ltd. (Hong Kong)	$6,152,269

	Diversified Banks 3.6%
688,805	Allahabad Bank Ltd. (India)	3,462,896
1,042,917	Bank of N.T. Butterfield & Son Ltd. (The)* (Bermuda)	1,303,646
12,366,000	Bank Pembangunan Daerah Jawa* (Indonesia)	1,988,998
580,175	Commercial International Bank S.A.E (Egypt)	4,732,349
2,029,542	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	2,970,099

		14,457,988

	Diversified Metals & Mining 0.8%
41,850	Inmet Mining Corp. (Canada)	3,251,867

	Diversified Support Services 0.1%
48,900	CPP Group plc (United Kingdom)	230,245

	Electrical Components & Equipment 0.6%
347,138	Crompton Greaves Ltd. (India)	2,407,802

	Electronic Components 0.4%
76,375	Partron Co. Ltd. (Korea)	1,467,977

	Electronic Equipment & Instruments 1.2%
1,679,370	Chroma ATE, Inc. (Taiwan)	5,016,827

	Environmental & Facilities Services 0.3%
55,045	Daiseki Co. Ltd. (Japan)	1,144,333

	Fertilizers & Agricultural Chemicals 0.5%
2,394	Silvinit*** (Russia)	2,158,652

	Food Retail 4.5%
108,290	BIM Birlesik Magazalar AS (Turkey)	3,682,141
1,682,000	CP ALL Public Co. Ltd.*** (Thailand)	2,190,031
431,090	Eurocash S.A. (Poland)	3,787,546
31,530	Magnit*** (Russia)	4,192,270
299,650	Shoprite Holdings Ltd. (South Africa)	4,532,846

		18,384,834

	General Merchandise Stores 1.0%
594,360	Clicks Group Ltd. (South Africa)	3,910,370

	Gold 3.2%
1,236,330	Centamin Egypt Ltd.* (United Kingdom)	3,400,218
225,540	Kingsgate Consolidated Ltd. (Australia)	2,509,824
320,450	Koza Altin Isletmeleri AS (Turkey)	4,275,434
162,845	Petropavlovsk plc (United Kingdom)	2,904,519

		13,089,995

	Health Care Equipment 3.1%
169,513	DiaSorin S.p.A. (Italy)	7,294,545
98,828	Immunodiagnostic Systems Holdings plc (United Kingdom)	1,422,183
91,961	Stratec Biomedical Systems AG (Germany)	3,925,794

		12,642,522

	Health Care Services 0.5%
147,745	Diagnosticos da America S.A. (Brazil)	2,002,568

	Health Care Supplies 1.0%
311,020	St. Shine Optical Co. Ltd. (Taiwan)	4,138,897

	Health Care Technology 0.6%
458,244	RaySearch Laboratories AB (Sweden)	2,583,908

	Home Entertainment Software 0.4%
35,165	Neowiz Games Corp.* (Korea)	1,420,347

	Hotels, Resorts & Cruise Lines 0.3%
458,306	Webjet Ltd. (Australia)	1,129,701

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Industrial Gases 0.7%
3,095,340	Yingde Gases Group Co.* (China)	$2,727,856

	Industrial Machinery 6.0%
212,890	AIA Engineering Ltd. (India)	1,911,558
46,490	Andritz AG (Austria)	4,281,807
15,063	Burckhardt Compression Holding AG (Switzerland)	4,174,580
35,325	Konecranes Oyj (Finland)	1,459,571
316,429	Rotork plc (United Kingdom)	9,018,332
272,700	Weg S.A. (Brazil)	3,581,241

		24,427,089

	Internet Retail 4.6%
257,440	ASOS plc* (United Kingdom)	6,389,882
1,528	Start Today Co. Ltd. (Japan)	6,095,051
464,244	Yoox S.p.A.* (Italy)	5,985,856

		18,470,789

	Internet Software & Services 1.1%
13,110	Daum Communications Corp.* (Korea)	889,952
354,300	Net Entertainment NE AB* (Sweden)	3,687,620

		4,577,572

	IT Consulting & Other Services 0.1%
283,000	CSG Ltd. (Australia)	438,520

	Life Sciences Tools & Services 0.5%
810	EPS Co. Ltd. (Japan)	1,978,344

	Managed Health Care 1.0%
370,200	Amil Participacoes S.A. (Brazil)	3,969,614

	Marine Ports & Services 1.0%
3,999,600	International Container Terminal Services, Inc. (Philippines)	4,099,983

	Multi-Sector Holdings 1.0%
4,495,675	First Pacific Co. Ltd. (Hong Kong)	4,048,699

	Oil & Gas Equipment & Services 2.3%
103,655	Petrofac Ltd. (United Kingdom)	2,564,726
36,410	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	3,148,363
150,340	TGS-NOPEC Geophysical Co. ASA (Norway)	3,402,194

		9,115,283

	Oil & Gas Exploration & Production 6.2%
1,915,075	Afren plc* (United Kingdom)	4,407,029
537,438	Exillon Energy plc* (United Arab Emirates)	2,748,375
171,555	Gran Tierra Energy, Inc.* (Canada)	1,381,018
368,160	Pan Orient Energy Corp.* (Canada)	2,462,299
91,100	Petrominerales Ltd.* (Colombia)	3,038,193
3,506,318	Petroneft Resources plc* (United Kingdom)	3,854,022
139,924	Premier Oil plc* (United Kingdom)	4,254,030
196,055	Transglobe Energy Corp.* (Canada)	3,133,173

		25,278,139

	Packaged Foods & Meats 1.0%
27,477	GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,399,198
891,114	Hsu Fu Chi International Ltd. (China)	2,471,941

		3,871,139

	Personal Products 1.5%
129,670	Natura Cosmeticos S.A. (Brazil)	3,725,278
48,385	Oriflame Cosmetics S.A. (Sweden)	2,547,613

		6,272,891

	Pharmaceuticals 1.1%
12,444,390	PT Kalbe Farma Tbk (Indonesia)	4,481,597

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Precious Metals & Minerals 0.4%
206,030	Northam Platinum Ltd. (South Africa)	$1,416,798

	Research & Consulting Services 2.5%
92,150	AF AB, Class B (Sweden)	1,913,644
204,275	Campbell Brothers Ltd. (Australia)	8,271,638

		10,185,282

	Semiconductors 0.5%
122,224	Melexis N.V. (Belgium)	2,198,394

	Specialized Finance 2.5%
300,345	JSE Ltd. (South Africa)	3,601,860
890	Osaka Securities Exchange Co. Ltd. (Japan)	4,477,199
302,035	Rural Electrification Corp. Ltd. (India)	2,015,593
6,530	Warsaw Stock Exchange* (Poland)	108,084

		10,202,736

	Specialty Stores 0.2%
270,100	L’Occitane International S.A.* (Luxembourg)	747,112

	Steel 1.5%
460,945	Ferrexpo plc (United Kingdom)	2,988,903
297,423	MOIL Ltd.* (India)	2,983,874

		5,972,777

	Systems Software 0.6%
5,597	Simplex Holdings, Inc. (Japan)	2,395,868

	Thrifts & Mortgage Finance 3.1%
725,370	Dewan Housing Finance Corp. Ltd. (India)	5,199,986
561,734	Gruh Finance Ltd. (India)	5,025,016
44,355	Home Capital Group, Inc. (Canada)	2,310,314

		12,535,316

	Trading Companies & Distributors 0.9%
146,335	iMarketKorea, Inc.* (Korea)	3,509,801

	Total Common Stocks (cost $276,775,225)	373,300,595

	PREFERRED STOCKS 0.8%
	Diversified Banks 0.8%
288,600	Banco do Estado do Rio Grande do Sul S.A., Series B Pfd. (Brazil)	3,068,548
74,058	Bank of N.T. Butterfield & Son Ltd. (The) Pfd.* *** (Bermuda)	92,573

		3,161,121

	Total Preferred Stocks (cost $2,624,495)	3,161,121

	LIMITED PARTNERSHIP INTEREST 0.4%

	Oil & Gas Exploration & Production 0.4%
147,785	Zhaikmunai L.P. GDR* (Kazakhstan)	1,817,755

	Total Limited Partnership Interest (cost $1,113,400)	1,817,755

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.2%

	Repurchase Agreement 8.2%
$33,042,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $34,795,000 of United States Treasury Notes 1.25% due 10/31/15; value: $33,707,656; repurchase proceeds: $33,042,028 (cost $33,042,000)	$33,042,000

	Total Short-Term Investments (cost $33,042,000)	33,042,000

	Total Investments (cost $313,555,120) 101.5%§	411,321,471
	Liabilities Less Other Assets (1.5%)	(6,006,258)

	NET ASSETS 100.0%	$405,315,213

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 30.71%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2010, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	4.1
Austria	2.0
Belgium	0.6
Bermuda	0.4
Brazil	11.0
Canada	3.9
China	2.9
Colombia	0.8
Denmark	0.9
Egypt	1.2
Finland	0.4
Germany	2.7
Hong Kong	4.7
India	8.6
Indonesia	8.4
Italy	3.5
Japan	4.2
Kazakhstan	0.5
Korea	1.9
Luxembourg	0.2
Mexico	1.6
Norway	1.7
Philippines	1.1
Poland	1.0
Russia	1.7
South Africa	4.6
Sweden	3.5
Switzerland	2.6
Taiwan	2.4
Thailand	0.6
Turkey	3.1
United Arab Emirates	0.7
United Kingdom	12.5

TOTAL	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 85.9%

	Advertising 0.6%
18,580	1000mercis* (France)	$992,393

	Air Freight & Logistics 4.9%
10,547,631	Aramex PJSC* (United Arab Emirates)	5,973,066
1,039,183	Goodpack Ltd. (Singapore)	1,659,972
45,000	Transat A.T., Inc., Class A* *** (Canada)	850,850

		8,483,888

	Aluminum 0.7%
1,669,663	Midas Holdings Ltd. (Singapore)	1,229,463

	Apparel, Accessories & Luxury Goods 4.7%
610,074	Anta Sports Products Ltd. (China)	977,964
425,934	China Lilang Ltd. (China)	657,576
60,000	Cia. Hering (Brazil)	975,904
18,454	Gerry Weber International AG (Germany)	912,707
35,472	LG Fashion Corp. (Korea)	978,262
458,268	Ports Design Ltd. (China)	1,264,647
143,725	Ted Baker plc (United Kingdom)	1,437,483
1,260,342	Xtep International Holdings Ltd. (China)	891,813

		8,096,356

	Application Software 1.2%
105,425	ICSA India Ltd. (India)	333,852
24,340	ORC Software AB (Sweden)	461,662
8,166	SimCorp A/S (Denmark)	1,312,334

		2,107,848

	Asset Management & Custody Banks 1.1%
30,754	CETIP S.A. (Brazil)	437,226
36,953,707	CST Mining Group Ltd.* (Hong Kong)	922,321
49,490	Tata Investment Corp. Ltd. (India)	615,650

		1,975,197

	Auto Parts & Equipment 1.0%
534,560	Minth Group Ltd. (China)	877,545
2,500,000	Norstar Founders Group Ltd.* *** (Hong Kong)	44,032
35,025	WABCO-TVS India Ltd. (India)	834,522

		1,756,099

	Automobile Manufacturers 0.2%
54,269	Ghabbour Auto (Egypt)	406,573

	Biotechnology 1.7%
56,441	3SBio, Inc. ADR* (China)	856,774
318,620	Abcam plc (United Kingdom)	1,589,633
1,335,554	Sino Biopharmaceutical Ltd. (China)	494,853

		2,941,260

	Building Products 0.3%
47,480	Blue Star Ltd. (India)	461,899

	Catalog Retail 1.6%
30,447	Hyundai Home Shopping Network Corp.* (Korea)	2,749,861

	Commodity Chemicals 0.3%
48,810	Tokai Carbon Korea Co. Ltd. (Korea)	572,574

	Communications Equipment 0.7%
43,460	Dasan Networks, Inc.* (Korea)	411,149
557,268	O-Net Communications Group Ltd.* (China)	391,453

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value

58,490	Ubiquoss, Inc. (Korea)	$372,031

		1,174,633

	Computer Hardware 0.2%
147,915	Advantech Co. Ltd. (Taiwan)	418,534

	Computer Storage & Peripherals 0.7%
799	Wacom Co. Ltd. (Japan)	1,263,539

	Construction & Engineering 2.4%
115,639	Ausenco Ltd. (Australia)	364,289
4,454,779	Drake & Scull International (United Arab Emirates)	1,261,359
146,447	Heerim Architects & Planners (Korea)	1,072,570
71,483	Lycopodium Ltd. (Australia)	369,220
7,360	Outotec Oyj (Finland)	455,981
848,000	Rotary Engineering Ltd. (Singapore)	673,986

		4,197,405

	Construction & Farm Machinery & Heavy Trucks 0.6%
650,000	International Mining Machinery Holdings Ltd.* (China)	526,001
43,960	VST Tillers Tractors Ltd. (India)	459,115

		985,116

	Consumer Finance 1.1%
900,940	Banco Compartamos S.A.B. de C.V. (Mexico)	1,959,453

	Data Processing & Outsourced Services 3.2%
380	GMO Payment Gateway, Inc. (Japan)	933,510
1,170	SBI VeriTrans Co. Ltd. (Japan)	720,060
285,792	Wirecard AG (Germany)	3,890,393

		5,543,963

	Diversified Banks 0.7%
226,881	Allahabad Bank Ltd. (India)	1,140,621

	Diversified Support Services 0.2%
213	Prestige International, Inc. (Japan)	380,117

	Education Services 0.2%
508,598	Masterskill Education Group Berhad (Malaysia)	341,041
1,040,150	Oriental Century Ltd.* *** (China)	8,105

		349,146

	Electrical Components & Equipment 1.2%
34,076	Harbin Electric, Inc.*	591,219
970,532	Wasion Group Holdings Ltd. (China)	641,794
221,155	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	870,644

		2,103,657

	Electronic Equipment & Instruments 0.8%
32,862	CNB Technology, Inc. (Korea)	183,508
725,000	Test Research, Inc. (Taiwan)	1,188,586

		1,372,094

	Environmental & Facilities Services 0.9%
24,600	Daiseki Co. Ltd. (Japan)	511,410
303,000	RPS Group plc (United Kingdom)	1,088,426

		1,599,836

	Food Retail 1.1%
1,595,676	BreadTalk Group Ltd. (Singapore)	795,756
33,095	Daikokutenbussan Co. Ltd. (Japan)	1,153,168

		1,948,924

	Footwear 0.7%
1,221,288	Daphne International Holdings Ltd. (China)	1,143,858

	Health Care Equipment 1.8%
12,674	Audika S.A. (France)	283,513

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value

43,264	DiaSorin S.p.A. (Italy)	$1,861,752
835,136	LMA International N.V.* (Singapore)	214,746
16,450	Stratec Biomedical Systems AG (Germany)	702,247

		3,062,258

	Health Care Facilities 0.6%
167,957	CVS Group plc* (United Kingdom)	249,423
469,385	Raffles Medical Group Ltd. (Singapore)	874,142

		1,123,565

	Health Care Services 0.5%
50,134	Fleury S.A. (Brazil)	804,862

	Health Care Supplies 0.5%
15,942	Sartorius Stedim Biotech (France)	803,134

	Home Improvement Retail 0.5%
56,895	Cashbuild Ltd. (South Africa)	820,497

	Hotels, Resorts & Cruise Lines 0.6%
69,694	City Lodge Hotels Ltd. (South Africa)	856,959
110,677	Webjet Ltd. (Australia)	272,813

		1,129,772

	Human Resource & Employment Services 0.6%
443	Benefit One, Inc. (Japan)	339,739
111,139	Sthree plc (United Kingdom)	635,579

		975,318

	Industrial Machinery 3.8%
33,700	AIA Engineering Ltd. (India)	302,595
5,957	Burckhardt Compression Holding AG (Switzerland)	1,650,931
2,752,885	China Automation Group Ltd. (China)	2,004,597
112,099	China Valves Technology, Inc.* (China)	1,174,798
61,526	Hy-Lok Corp. (Korea)	779,650
56,363	SKF India Ltd. (India)	693,272

		6,605,843

	Internet Retail 1.1%
16,566	ASOS plc* (United Kingdom)	411,182
217	Start Today Co. Ltd. (Japan)	865,593
50,000	Yoox S.p.A.* (Italy)	644,689

		1,921,464

	Internet Software & Services 1.6%
38,549	Daum Communications Corp.* (Korea)	2,616,838
290,500	Vendtek Systems, Inc.* (Canada)	131,474

		2,748,312

	Investment Banking & Brokerage 0.3%
450	GCA Savvian Group Corp.* (Japan)	486,408

	IT Consulting & Other Services 2.6%
25,599	Alten Ltd. (France)	841,002
1,334,706	CSE Global Ltd. (Singapore)	1,352,022
1,159,770	CSG Ltd. (Australia)	1,797,113
80,000	HiQ International AB* (Sweden)	456,104

		4,446,241

	Life Sciences Tools & Services 3.3%
2,734	CMIC Co. Ltd. (Japan)	780,819
1,417	EPS Co. Ltd. (Japan)	3,460,880
21,965	ICON plc ADR* (Ireland)	481,034
63,720	LINICAL Co. Ltd. (Japan)	288,578
56,114	ShangPharma Corp. ADR* (China)	645,311

		5,656,622

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 1.2%
1,582,000	Anhui Tianda Oil Pipe Co. Ltd., Class H (China)	$696,073
194,155	Maridive & Oil Services S.A.E. (Egypt)	693,133
55,450	Pason Systems, Inc. (Canada)	778,520

		2,167,726

	Oil & Gas Exploration & Production 5.0%
702,449	Afren plc* (United Kingdom)	1,616,497
97,333	Gran Tierra Energy, Inc.* (Canada)	783,531
140,077	Pan Orient Energy Corp.* (Canada)	936,852
1,352,205	Petroamerica Oil Corp.* (Canada)	829,574
28,772	Petrominerales Ltd. (Colombia)	959,549
1,282,946	Petroneft Resources plc* (United Kingdom)	1,410,169
30,437	Premier Oil plc* (United Kingdom)	925,359
76,015	Selan Exploration Technology Ltd. (India)	666,566
92,161	Westfire Energy Ltd.* (Canada)	639,556

		8,767,653

	Oil & Gas Storage & Transportation 0.4%
1,236,135	Circle Oil plc* (Ireland)	669,722

	Packaged Foods & Meats 0.7%
2,197,960	Agthia Group PJSC (United Arab Emirates)	1,244,693

	Personal Products 0.8%
55,882	Atrium Innovations, Inc.* (Canada)	855,400
14,191	Procter & Gamble Hygiene and Healthcare Ltd. (India)	583,952

		1,439,352

	Pharmaceuticals 3.4%
233,000	Biostar Pharmaceuticals, Inc.* (China)	659,390
221,161	China Nuokang Bio-Pharmaceutical, Inc. ADR* (China)	838,200
204,077	China Shineway Pharmaceutical Group Ltd. (China)	585,493
29,566	Daewoong Pharmaceutical Co. Ltd. (Korea)	1,247,102
44,619	Dechra Pharmaceuticals plc (United Kingdom)	347,827
699,600	Genomma Lab Internacional S.A.B. de C.V., Class B* (Mexico)	1,698,301
21,233	Medy-Tox, Inc.* (Korea)	536,624

		5,912,937

	Property & Casualty Insurance 0.7%
669,101	Beazley plc (United Kingdom)	1,199,674

	Real Estate Development 0.2%
800,000	SPG Land Holdings Ltd. (China)	391,107

	Real Estate Services 0.8%
147,100	China Real Estate Information Corp. ADR* (China)	1,412,160

	Regional Banks 0.7%
42,577	Canadian Western Bank (Canada)	1,214,406

	Research & Consulting Services 0.9%
29,132	eClerx Services Ltd. (India)	469,083
236	Nihon M&A Center, Inc. (Japan)	1,015,437

		1,484,520

	Restaurants 1.6%
581,950	FU JI Food & Catering Services Holdings Ltd.* *** (China)	749
1,115,444	KFC Holdings Malaysia Berhad (Malaysia)	1,379,201
12,200	Saint Marc Holdings Co. Ltd. (Japan)	506,325
10,482	Shinsegae Food Co. Ltd. (Korea)	895,171

		2,781,446

	Semiconductor Equipment 1.1%
65,345	Koh Young Technology, Inc.* (Korea)	1,033,573
70,675	Suss Microtec AG* (Germany)	864,951

		1,898,524

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Semiconductors 3.9%
69,411	Hana Micron, Inc.* (Korea)	$670,433
71,834	Kontron AG (Germany)	766,974
118,607	Melexis N.V.* (Belgium)	2,133,336
33,498	Melfas, Inc.* (Korea)	854,372
177,837	O2Micro International Ltd. ADR* †† (China)	1,099,033
569,358	Sporton International, Inc. (Taiwan)	1,335,692

		6,859,840

	Specialized Consumer Services 0.1%
185	NOVARESE, Inc. (Japan)	122,612

	Specialized Finance 2.0%
66,880	IMAREX ASA* (Norway)	653,019
93,665	JSE Ltd. (South Africa)	1,123,269
247	Osaka Securities Exchange Co. Ltd. (Japan)	1,242,548
32,625	Oslo Bors VPS Holding ASA (Norway)	391,385

		3,410,221

	Specialty Chemicals 1.5%
16,358	C. Uyemura & Co. Ltd. (Japan)	728,343
1,704,460	EcoGreen Fine Chemical Group Ltd. (Hong Kong)	681,977
43,070	TechnoSemiChem Co. Ltd. (Korea)	1,159,141

		2,569,461

	Specialty Stores 0.5%
102,623	easyhome Ltd. (Canada)	955,737

	Steel 0.9%
58,930	Ferrexpo plc (United Kingdom)	382,119
43,464	MOIL Ltd. (India)	436,050
297,572	Ratnamani Metals & Tubes Ltd. (India)	797,252

		1,615,421

	Systems Software 2.0%
482,839	GuestLogix, Inc.* (Canada)	475,895
7,218	Simplex Holdings, Inc. (Japan)	3,089,758

		3,565,653

	Textiles 1.0%
902,997	S. Kumars Nationwide Ltd.* (India)	1,747,834

	Thrifts & Mortgage Finance 1.6%
219,963	Dewan Housing Finance Corp. Ltd. (India)	1,576,856
24,626	Home Capital Group, Inc. (Canada)	1,282,692

		2,859,548

	Tires & Rubber 0.5%
129,200	Goodyear India Ltd. (India)	823,482

	Trading Companies & Distributors 2.3%
70,286	iMarketKorea, Inc.* (Korea)	1,685,789
35,328	Indutrade AB (Sweden)	1,220,351
19,730	Richelieu Hardware Ltd. (Canada)	606,405
2,997	Thermador Groupe (France)	452,873

		3,965,418

	Trucking 1.3%
147,366	Tegma Gestao Logistica (Brazil)	2,259,316

	Total Common Stocks (cost $111,697,715)	149,277,066

	PREFERRED STOCKS 0.8%
	Regional Banks 0.8%
166,210	Banco Daycoval S.A. Pfd. (Brazil)	1,296,638

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Total Preferred Stocks (cost $548,549)	$1,296,638

	LIMITED PARTNERSHIP INTEREST 0.8%

	Oil & Gas Exploration & Production 0.8%
115,819	Zhaikmunai L.P. GDR* (Kazakhstan)	1,424,574

	Total Limited Partnership Interest (cost $719,044)	1,424,574

Principal Amount		Value
	SHORT-TERM INVESTMENTS 12.2%

	Repurchase Agreement 12.2%
$21,227,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $21,227,000 of United States Treasury Notes 1.25% due 10/13/15; value: $21,651,563; repurchased proceeds: $21,227,018†† (cost $21,227,000)	$21,227,000

	Total Short-Term Investments (cost $21,227,000)	21,227,000

	Total Investments (cost $134,192,308) 99.7%§	173,225,278
	Other Assets less Liabilities 0.3%	502,831

	NET ASSETS 100.0%	$173,728,109

Contracts		Net Unrealized Appreciation
	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS LONG 0.0%

161,972,000 JPY	USD, State Street Bank and Trust Co., settlement date 1/24/11, (cost $1,942,320 value $1,995,381)	$53,061
80,885,000 JPY	USD, State Street Bank and Trust Co., settlement date 4/22/11, (cost $964,064 value $997,449)	33,385

	Total Forward Foreign Currency Exchange Contracts Long (cost $2,906,384 value $2,992,830)	86,446

Contracts		Net Unrealized Appreciation
	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS SHORT 0.0%

161,972,000 JPY	USD, State Street Bank and Trust Co., settlement date 1/24/11, (cost $2,000,000 value $1,995,381)	$4,619
80,885,000 JPY	USD, State Street Bank and Trust Co., settlement date 4/22/11, (cost $1,000,000 value $997,449)	2,551

	Total Forward Foreign Currency Exchange Contracts Short (cost $3,000,000 value $2,992,830)	7,170

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

††All or a portion of this security has been designated as collateral for forward foreign currency contracts (see Note 4).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 27.56%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

At December 31, 2010, Wasatch International Opportunities Fund’s investments, excluding short-term investments and forward foreign currency exchange contracts, were in the following countries:

Country	%
Australia	1.8
Belgium	1.4
Brazil	3.8
Canada	6.8
China	12.6
Colombia	0.6
Denmark	0.9
Egypt	0.7
Finland	0.3
France	2.2
Germany	4.7
Hong Kong	1.1
India	7.9
Ireland	0.8
Italy	1.7
Japan	11.8
Kazakhstan	0.9
Korea	11.7
Malaysia	1.1
Mexico	2.4
Norway	0.7
Singapore	4.5
South Africa	1.8
Sweden	1.4
Switzerland	1.1
Taiwan	1.9
United Arab Emirates	5.6
United Kingdom	7.4
United States	0.4

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 95.2%

	Advertising 1.0%
165,205	ReachLocal, Inc.*	$3,289,232

	Air Freight & Logistics 1.2%
2,468,075	Goodpack Ltd. (Singapore)	3,942,458

	Apparel Retail 0.6%
75,400	Zumiez, Inc.*	2,025,998

	Apparel, Accessories & Luxury Goods 1.9%
1,418,075	Ports Design Ltd. (China)	3,913,353
126,927	Volcom, Inc.	2,395,112

		6,308,465

	Application Software 6.2%
352,302	Convio, Inc.*	2,917,061
219,273	Interactive Intelligence, Inc.*	5,736,182
60,422	RealPage, Inc.*	1,868,852
154,645	Tyler Technologies, Inc.*	3,210,430
78,695	Ultimate Software Group, Inc.*	3,826,938
88,450	VanceInfo Technologies, Inc. ADR* (China)	3,055,063

		20,614,526

	Asset Management & Custody Banks 3.9%
67,466	Diamond Hill Investment Group, Inc.	4,880,491
99,713	Solar Capital Ltd.	2,470,888
71,452	Treasury Group Ltd. (Australia)	365,406
41,587	Virtus Investment Partners, Inc.*	1,886,802
84,097	Westwood Holdings Group, Inc.	3,360,516

		12,964,103

	Automotive Retail 1.3%
125,115	Monro Muffler Brake, Inc.	4,327,728

	Biotechnology 2.9%
221,095	3SBio, Inc. ADR* (China)	3,356,222
673,417	Abcam plc (United Kingdom)	3,359,756
258,770	Exact Sciences Corp.*	1,547,445
169,335	Orexigen Therapeutics, Inc.*	1,368,227

		9,631,650

	Computer Storage & Peripherals 1.2%
287,165	Intevac, Inc.*	4,023,182

	Construction & Engineering 0.4%
100,360	Orion Marine Group, Inc.*	1,164,176

	Consumer Finance 3.6%
294,481	Dollar Financial Corp.*	8,430,991
542,750	United PanAm Financial Corp.*	3,717,838

		12,148,829

	Data Processing & Outsourced Services 2.2%
122,918	hiSoft Technology International Ltd. ADR* (China)	3,712,123
266,630	Wirecard AG (Germany)	3,629,547

		7,341,670

	Diversified Banks 0.5%
167,403	Encore Bancshares, Inc.*	1,717,555

	Diversified Support Services 1.5%
250,395	STR Holdings, Inc.*	5,007,900

	Electronic Manufacturing Services 1.3%
137,145	IPG Photonics Corp.*	4,336,525

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Environmental & Facilities Services 0.7%
246,550	Heritage-Crystal Clean, Inc.*	$2,460,569

	General Merchandise Stores 1.4%
279,364	Gordman Stores, Inc.*	4,682,141

	Health Care Distributors 1.2%
63,736	MWI Veterinary Supply, Inc.*	4,024,928

	Health Care Equipment 6.9%
163,286	Abaxis, Inc.*	4,384,229
371,183	AtriCure, Inc.*	3,800,914
476,001	Cardica, Inc.*	2,075,364
341,000	Cardica, Inc. PIPE* *** †	1,486,760
161,766	Cardiovascular Systems, Inc.*	1,887,809
14,628,735	LMA International N.V.* (Singapore)	3,761,626
92,795	NuVasive, Inc.*	2,380,192
192,405	Synovis Life Technologies, Inc.*	3,099,645

		22,876,539

	Health Care Facilities 1.7%
132,776	AmSurg Corp.*	2,781,657
239,225	NovaMed, Inc.*	2,758,264

		5,539,921

	Health Care Services 5.2%
154,347	Bio-Reference Laboratories, Inc.*	3,423,417
169,807	CorVel Corp.*	8,210,168
129,790	Healthways, Inc.*	1,448,456
108,855	IPC The Hospitalist Co., Inc.*	4,246,434

		17,328,475

	Health Care Technology 1.5%
75,185	Computer Programs and Systems, Inc.	3,521,665
257,101	RaySearch Laboratories AB (Sweden)	1,449,720

		4,971,385

	Human Resource & Employment Services 0.8%
174,851	CTPartners Executive Search Inc.*	2,753,903

	Industrial Machinery 1.2%
250,000	AIA Engineering Ltd. (India)	2,244,772
182,635	China Valves Technology, Inc.* (China)	1,914,015

		4,158,787

	Internet Software & Services 5.4%
92,675	Constant Contact, Inc.*	2,871,998
247,530	DealerTrack Holdings, Inc.*	4,967,927
198,974	Envestnet, Inc.*	3,394,496
119,546	SciQuest, Inc.*	1,555,294
217,730	SPS Commerce, Inc.*	3,440,134
232,605	TechTarget, Inc.*	1,844,558

		18,074,407

	Investment Banking & Brokerage 0.3%
87,725	FXCM, Inc.*	1,162,356

	IT Consulting & Other Services 0.7%
1,095,370	CSG Ltd. (Australia)	1,697,322
40,700	iSoftstone Holdings Ltd. ADR* (China)	739,519

		2,436,841

	Life Sciences Tools & Services 3.9%
1,348	EPS Co. Ltd. (Japan)	3,292,355
187,499	ICON plc ADR* (Ireland)	4,106,228
263,436	MEDTOX Scientific, Inc.	3,451,011

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
188,440	ShangPharma Corp. ADR* (China)	$2,167,060

		13,016,654

	Oil & Gas Equipment & Services 1.0%
235,005	Pason Systems, Inc. (Canada)	3,299,477

	Oil & Gas Exploration & Production 0.7%
820,710	Ithaca Energy, Inc.* (Canada)	2,245,128

	Pharmaceuticals 0.8%
414,685	Akorn, Inc.*	2,517,138

	Regional Banks 2.1%
477,035	First California Financial Group, Inc.*	1,335,698
352,730	Nara Bancorp, Inc.*	3,463,809
217,791	Pacific Continental Corp.	2,190,977

		6,990,484

	Research & Consulting Services 4.2%
128,331	CRA International, Inc.*	3,017,062
151,720	eClerx Services Ltd. (India)	2,442,992
316,350	Resources Connection, Inc.	5,880,947
99,395	Stantec, Inc.* (Canada)	2,780,078

		14,121,079

	Restaurants 1.5%
122,865	Peet’s Coffee & Tea, Inc.*	5,128,385

	Semiconductors 10.4%
265,807	Melexis N.V. (Belgium)	4,780,963
487,030	Micrel, Inc.	6,326,520
79,482	Netlogic Microsystems, Inc.*	2,496,530
865,747	O2Micro International Ltd. ADR* (China)	5,350,316
280,293	Pericom Semiconductor Corp.*	3,077,617
264,483	Power Integrations, Inc.	10,616,348
87,470	Supertex, Inc.*	2,115,024

		34,763,318

	Specialized Finance 0.1%
154,000	Goldwater Bank, N.A.* *** †	249,480

	Specialty Chemicals 0.8%
355,287	Neo Material Technologies, Inc.* (Canada)	2,801,418

	Specialty Stores 4.7%
322,805	Big 5 Sporting Goods Corp.	4,929,232
197,015	easyhome Ltd. (Canada)	1,834,818
241,077	Hibbett Sports, Inc.*	8,895,741

		15,659,791

	Systems Software 2.2%
248,935	OPNET Technologies, Inc.	6,663,990
19,860	Sourcefire, Inc.*	514,970

		7,178,960

	Thrifts & Mortgage Finance 1.2%
578,300	Dewan Housing Finance Corp. Ltd. (India)	4,145,680

	Trading Companies & Distributors 2.3%
191,298	CAI International, Inc.*	3,749,441
220,363	Rush Enterprises, Inc., Class B*	3,962,127

		7,711,568

	Trucking 2.6%
114,765	Marten Transport, Ltd.	2,453,675
110,422	Old Dominion Freight Line, Inc.*	3,532,400

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
210,433	Vitran Corp., Inc.* (Canada)	$2,760,881

		8,746,956

	Total Common Stocks (cost $234,301,590)	317,889,765

	PREFERRED STOCKS 1.0%

	Regional Banks 1.0%
434,600	Banco Daycoval S.A. Pfd. (Brazil)	3,390,404

	Total Preferred Stocks (cost $1,639,882)	3,390,404

	WARRANTS 0.3%

	Health Care Equipment 0.3%
121,124	Cardica, Inc., expiring 6/7/12* *** †	—
322,500	Cardica, Inc., expiring 9/29/14* *** †	938,475

		938,475

	Pharmaceuticals 0.0%
53,000	Alexza Pharmaceuticals, Inc., expiring 8/10/15* *** †	—
294,128	Alexza Pharmaceuticals, Inc.,, expiring 10/5/16* *** †	—

		—

	Total Warrants (cost $96,458)	938,475

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.2%

	Repurchase Agreement 3.2%
$10,563,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $11,125,000 of United States Treasury Notes 1.25% due 10/31/15; value: $10,777,344; repurchase proceeds: $10,563,009 (cost $10,563,000)	$10,563,000

	Total Short-Term Investments (cost $10,563,000)	10,563,000

	Total Investments (cost $246,600,930) 99.7%§	332,781,644
	Other Assets less Liabilities 0.3%	1,035,267

	NET ASSETS 100.0%	$333,816,911

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.51%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

At December 31, 2010, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	0.6
Belgium	1.5
Brazil	1.1
Canada	4.9
China	7.5
Germany	1.1
India	2.7
Ireland	1.3
Japan	1.0
Singapore	2.4
Sweden	0.5
United Kingdom	1.0
United States	74.4

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 98.3%

	Air Freight & Logistics 1.6%
1,800,000	Aramex PJSC* (United Arab Emirates)	$1,019,330
115,000	Transat A.T., Inc.* *** (Canada)	2,174,394

		3,193,724

	Airlines 1.1%
45,000	Allegiant Travel Co.	2,215,800

	Apparel Retail 0.1%
12,240	Body Central Corp.*	174,665

	Apparel, Accessories & Luxury Goods 1.9%
46,000	LG Fashion Corp. (Korea)	1,268,608
180,000	Ted Baker plc (United Kingdom)	1,800,292
1,500,000	Zhulian Corp. Bhd. (Malaysia)	841,473

		3,910,373

	Application Software 4.4%
260,000	Clicksoftware Technologies Ltd.* (Israel)	2,002,000
85,000	Ebix, Inc.*	2,011,950
350,000	GSE Systems, Inc.*	1,267,000
330,000	ICSA India Ltd. (India)	1,045,018
90,000	Interactive Intelligence, Inc.*	2,354,400
292,700	Redknee Solutions, Inc.* (Canada)	406,242

		9,086,610

	Asset Management & Custody Banks 3.5%
20,000,000	CST Mining Group Ltd. (Hong Kong)	499,177
90,000	Solar Capital Ltd.	2,230,200
339,482	Treasury Group Ltd. (Australia)	1,736,111
60,000	Virtus Investment Partners, Inc.*	2,722,200

		7,187,688

	Auto Parts & Equipment 0.8%
175,000	Martinrea International, Inc.* (Canada)	1,568,189

	Automotive Retail 0.8%
18,000	Delticom AG (Germany)	1,604,729

	Biotechnology 1.5%
700,000	Dyadic International, Inc.*	1,491,000
380,372	Luna Innovations, Inc.*	646,632
66,103	NeurogesX, Inc.*	420,415
85,000	NeurogesX, Inc. PIPE* *** †	540,600

		3,098,647

	Building Products 0.6%
95,000	NCI Building Systems, Inc.*	1,329,050

	Commercial Printing 1.0%
101,000	Multi-Color Corp.	1,965,460

	Communications Equipment 1.3%
170,000	Dasan Networks, Inc.* (Korea)	1,608,269
527,100	UTStarcom, Inc.*	1,085,826

		2,694,095

	Computer Hardware 1.0%
220,000	Silicon Graphics International Corp.*	1,986,600

	Computer Storage & Peripherals 1.3%
110,000	Electronics for Imaging, Inc.*	1,574,100
80,000	Intevac, Inc.*	1,120,800

		2,694,900

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Construction & Engineering 0.8%
50,000	Michael Baker Corp.*	$1,555,000

	Consumer Finance 3.4%
380,000	Advance America Cash Advance Centers, Inc.	2,143,200
84,000	Dollar Financial Corp.*	2,404,920
80,000	First Cash Financial Services, Inc.*	2,479,200

		7,027,320

	Data Processing & Outsourced Services 1.4%
300,296	Online Resources Corp.*	1,396,376
110,000	Wirecard AG (Germany)	1,497,394

		2,893,770

	Department Stores 0.6%
14,000,000	PT Ramayana Lestari Sentosa Tbk (Indonesia)	1,317,261

	Distillers & Vintners 0.5%
250,000	Globus Spirits Ltd. (India)	959,689

	Diversified Banks 0.9%
55,556	Idaho Trust Bancorp* *** †	201,668
460,000	Karnataka Bank Ltd. (India)	1,692,273

		1,893,941

	Diversified Chemicals 0.5%
45,000	LSB Industries, Inc.*	1,091,700

	Diversified Support Services 0.7%
75,000	STR Holdings, Inc.*	1,500,000

	Education Services 0.6%
86,000	Lincoln Educational Services Corp.*	1,333,860

	Electrical Components & Equipment 1.5%
77,000	Franklin Electric Co., Inc.	2,996,840

	Electronic Manufacturing Services 1.4%
200,000	TTM Technologies, Inc.*	2,982,000

	Environmental & Facilities Services 0.8%
175,000	Heritage-Crystal Clean, Inc.*	1,746,500

	Footwear 0.2%
40,620	Rocky Brands, Inc.*	407,825

	Gas Utilities 0.9%
250,000	Indraprastha Gas Ltd. (India)	1,906,519

	General Merchandise Stores 0.2%
26,621	Gordman Stores, Inc.*	446,168

	Health Care Distributors 0.7%
500,000	Animal Health International, Inc.*	1,435,000

	Health Care Equipment 5.4%
220,000	AtriCure, Inc.*	2,252,800
221,000	Cardica, Inc. PIPE* *** †	963,560
50,000	Invacare Corp.	1,508,000
70,000	NuVasive, Inc.*	1,795,500
700,000	Solta Medical, Inc.*	2,135,000
65,000	Zoll Medical Corp.*	2,419,950

		11,074,810

	Health Care Facilities 0.4%
500,000	CVS Group plc* (United Kingdom)	742,521

	Health Care Services 1.5%
62,000	Bio-Reference Laboratories, Inc.*	1,375,160
58,000	LHC Group, Inc.*	1,740,000

		3,115,160

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Health Care Supplies 0.7%
29,260	Sartorius Stedim Biotech (France)	$1,474,075

	Health Care Technology 0.5%
52,749	Transcend Services, Inc.*	1,033,353

	Home Furnishings 0.7%
107,000	Hooker Furniture Corp.	1,511,910

	Home Improvement Retail 1.7%
6,000,000	Ace Hardware Indonesia (Indonesia)	1,964,484
175,000	Byggmax Group AB* (Sweden)	1,502,643

		3,467,127

	Hotels, Resorts & Cruise Lines 0.9%
150,000	Orient-Express Hotels Ltd., Class A*	1,948,500

	Human Resource & Employment Services 0.8%
109,613	CTPartners Executive Search Inc.*	1,726,405

	Industrial Machinery 3.2%
100,000	China Valves Technology, Inc.* (China)	1,048,000
95,000	Gencor Industries, Inc.*	684,000
110,000	Hurco Cos., Inc.*	2,601,500
85,000	John Bean Technologies Corp.	1,711,050
90,000	SmartHeat, Inc.* (China)	475,200

		6,519,750

	Internet Software & Services 2.4%
215,000	InfoSpace, Inc.*	1,784,500
175,000	Perficient, Inc.*	2,187,500
135,000	United Online, Inc.	891,000

		4,863,000

	IT Consulting & Other Services 1.3%
180,000	Atea ASA (Norway)	1,802,174
500,000	CSG Ltd. (Australia)	774,771

		2,576,945

	Metal & Glass Containers 0.8%
163,000	Myers Industries, Inc.	1,587,620

	Oil & Gas Equipment & Services 1.7%
130,000	Tesco Corp.*	2,064,400
125,000	TETRA Technologies, Inc.*	1,483,750

		3,548,150

	Oil & Gas Exploration & Production 5.4%
22,155	Northern Oil and Gas, Inc.*	602,838
200,000	Pan Orient Energy Corp.* (Canada)	1,337,624
1,800,000	Petroneft Resources plc* (United Kingdom)	1,978,497
155,000	Rex Energy Corp.*	2,115,750
176,000	Selan Exploration Technology Ltd. (India)	1,543,321
205,000	VAALCO Energy, Inc.*	1,467,800
112,000	Venoco, Inc.*	2,066,400

		11,112,230

	Personal Products 1.2%
55,000	Atrium Innovations, Inc.* (Canada)	841,899
140,000	Prestige Brands Holdings, Inc.*	1,673,000

		2,514,899

	Pharmaceuticals 1.3%
39,141	Daewoong Pharmaceutical Co. Ltd. (Korea)	1,650,978
180,000	Whanin Pharmaceutical Co. Ltd. (Korea)	1,098,963

		2,749,941

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Property & Casualty Insurance 0.6%
140,000	SeaBright Holdings, Inc.	$1,290,800

	Regional Banks 4.7%
1,600,000	City Union Bank Ltd. (India)	1,776,585
300,000	First California Financial Group, Inc.*	840,000
75,000	First of Long Island Corp. (The)	2,168,250
50,000	Lakeland Financial Corp.	1,073,000
140,000	OBA Financial Services, Inc.*	1,925,000
85,000	Tower Bancorp, Inc.	1,873,400

		9,656,235

	Research & Consulting Services 1.9%
78,000	Huron Consulting Group, Inc.*	2,063,100
105,000	Resources Connection, Inc.	1,951,950

		4,015,050

	Restaurants 1.7%
700,000	Ajisen China Holdings Ltd. (China)	1,179,755
200,000	Caribou Coffee Co., Inc.*	2,016,000
103,000	Oishi Group Public Co. Ltd. *** (Thailand)	340,828

		3,536,583

	Semiconductor Equipment 1.3%
95,000	Cohu, Inc.	1,575,100
75,000	Koh Young Technology, Inc.* (Korea)	1,186,287

		2,761,387

	Semiconductors 3.8%
110,000	Melexis N.V. (Belgium)	1,978,526
255,000	O2Micro International Ltd. ADR* (China)	1,575,900
90,000	Pericom Semiconductor Corp.*	988,200
350,000	PLX Technology, Inc.*	1,263,500
71,000	Standard Microsystems Corp.*	2,046,930

		7,853,056

	Specialized Finance 2.9%
115,000	Encore Capital Group, Inc.*	2,696,750
145,000	Gain Capital Holdings, Inc.*	1,334,000
41,900	Goldwater Bank, N.A.* *** †	67,878
180,000	Newstar Financial, Inc.*	1,902,600

		6,001,228

	Specialty Chemicals 0.8%
200,000	Neo Material Technologies, Inc.* (Canada)	1,576,989

	Specialty Stores 1.9%
100,000	Big 5 Sporting Goods Corp.	1,527,000
260,000	easyhome Ltd. (Canada)	2,421,402

		3,948,402

	Steel 2.0%
62,000	Haynes International, Inc.	2,593,460
55,000	Olympic Steel, Inc.	1,577,400

		4,170,860

	Systems Software 2.2%
1,400,000	GuestLogix, Inc.* (Canada)	1,379,865
77,000	OPNET Technologies, Inc.	2,061,290
2,555	Simplex Holdings, Inc. (Japan)	1,093,701

		4,534,856

	Textiles 1.0%
1,050,000	S. Kumars Nationwide Ltd.* (India)	2,032,372

	Thrifts & Mortgage Finance 3.6%
250,000	Dewan Housing Finance Corp. Ltd. (India)	1,792,184

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
130,000	Ocean Shore Holding Co.	$1,488,500
175,000	Oritani Financial Corp.	2,142,000
205,000	Westfield Financial, Inc.	1,896,250

		7,318,934

	Trading Companies & Distributors 2.2%
81,992	CAI International, Inc.*	1,607,043
130,000	Interline Brands, Inc.*	2,960,100

		4,567,143

	Trucking 1.5%
73,000	Marten Transport, Ltd.	1,560,740
120,000	Vitran Corp., Inc.* (Canada)	1,574,400

		3,135,140

	Water Utilities 0.3%
900,000	Sound Global Ltd.* (Singapore)	582,070

	Total Common Stocks (cost $165,224,617)	202,751,424

	WARRANTS 0.2%

	Biotechnology 0.0%
30,399	NeurogesX, expiring 12/28/12* *** †	—

	Health Care Equipment 0.2%
58,140	Cardica, Inc., expiring 6/7/12* *** †	—
110,500	Cardica, Inc., expiring 9/29/14* *** †	321,555

		321,555

	Total Warrants (cost $26,915)	321,555

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.2%

	Repurchase Agreement 2.2%
$4,523,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $4,765,000 of United States Treasury Notes 1.25% due 10/31/15; value: $4,616,094; repurchase proceeds: $4,523,004 (cost $4,523,000)	$4,523,000

	Total Short-Term Investments (cost $4,523,000)	4,523,000

	Total Investments (cost $169,774,532) 100.7%§	207,595,979
	Liabilities Less Other Assets (0.7%)	(1,355,298)

	NET ASSETS 100.0%	$206,240,681

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 7.26%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

At December 31, 2010, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	1.2
Belgium	1.0
Canada	6.5
China	2.1
France	0.7
Germany	1.5
Hong Kong	0.3
India	6.3
Indonesia	1.6
Israel	1.0
Japan	0.5
Korea	3.4
Malaysia	0.4
Norway	0.9
Singapore	0.3
Sweden	0.7
Thailand	0.2
United Arab Emirates	0.5
United Kingdom	2.2
United States	68.7

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 90.0%

	Aerospace & Defense 2.2%
225,016	HEICO Corp.	$11,482,566
544,928	HEICO Corp., Class A	20,336,713

		31,819,279

	Air Freight & Logistics 1.4%
35,694,386	Aramex PJSC* (United Arab Emirates)	20,213,537

	Aluminum 0.6%
11,305,282	Midas Holdings Ltd. (Singapore)	8,324,690

	Apparel Retail 0.6%
320,913	Zumiez, Inc.*	8,622,932

	Apparel, Accessories & Luxury Goods 1.0%
4,931,685	Ports Design Ltd. (China)	13,609,593

	Application Software 5.6%
164,715	Concur Technologies, Inc.*	8,553,650
77,807	FactSet Research Systems, Inc.	7,295,184
438,701	RealPage, Inc.*	13,569,022
1,032,410	Ultimate Software Group, Inc.*	50,206,098

		79,623,954

	Asset Management & Custody Banks 0.7%
289,855	Waddell & Reed Financial, Inc., Class A	10,228,983

	Automotive Retail 1.5%
358,833	O’Reilly Automotive, Inc.* ‡	21,680,690

	Biotechnology 2.7%
1,548,240	Exact Sciences Corp.*	9,258,475
551,651	Myriad Genetics, Inc.*	12,599,709
375,215	Orexigen Therapeutics, Inc.*	3,031,737
146,199	Orexigen Therapeutics, Inc., Series C PIPE* *** †	1,181,288
468,845	Sangamo BioSciences, Inc.*	3,113,131
641,745	Seattle Genetics, Inc.*	9,594,088

		38,778,428

	Coal & Consumable Fuels 0.1%
28,975	Amyris, Inc.*	773,053

	Communications Equipment 2.4%
20,870	Calix, Inc.*	352,703
49,207	F5 Networks, Inc.*	6,404,783
772,265	Riverbed Technology, Inc.*	27,160,560

		33,918,046

	Computer & Electronics Retail 0.5%
360,713	hhgregg, Inc.*	7,556,937

	Data Processing & Outsourced Services 1.5%
1,608,595	Wirecard AG (Germany)	21,897,276

	Distributors 1.0%
619,623	LKQ Corp.*	14,077,835

	Diversified Banks 1.8%
152,393	HDFC Bank Ltd. ADR (India)	25,466,394

	Diversified Support Services 2.7%
562,258	Copart, Inc.*	21,000,336
326,860	Ritchie Bros. Auctioneers, Inc. (Canada)	7,534,123
507,285	STR Holdings, Inc.*	10,145,700

		38,680,159

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Electrical Components & Equipment 0.9%
309,760	Polypore International, Inc.*	$12,616,525

	Environmental & Facilities Services 1.9%
2,232,175	RPS Group plc (United Kingdom)	8,018,340
751,125	Tetra Tech, Inc.*	18,823,193

		26,841,533

	Health Care Distributors 1.3%
281,887	MWI Veterinary Supply, Inc.*	17,801,164

	Health Care Equipment 1.4%
548,950	Abaxis, Inc.*	14,739,307
420,760	DexCom, Inc.*	5,743,374
24,690	Zonare Medical Systems, Inc.* *** †	247

		20,482,928

	Health Care Services 1.1%
253,359	Bio-Reference Laboratories, Inc.*	5,619,502
142,820	MEDNAX, Inc.*	9,610,358
362,782	TargetRX, Inc.* *** †	3,628

		15,233,488

	Health Care Technology 2.4%
370,936	athenahealth, Inc.*	15,200,957
415,060	Computer Programs and Systems, Inc.	19,441,411

		34,642,368

	Human Resource & Employment Services 1.1%
1,728,523	Michael Page International plc (United Kingdom)	14,956,911

	Industrial Machinery 2.0%
813,990	AIA Engineering Ltd. (India)	7,308,889
518,475	Graco, Inc.	20,453,839

		27,762,728

	Internet Retail 3.1%
255,689	Blue Nile, Inc.*	14,589,614
7,625	MakeMyTrip Ltd.* (India)	206,104
309,030	Shutterfly, Inc.*	10,825,321
2,695	Start Today Co. Ltd. (Japan)	10,750,107
569,408	Yoox S.p.A.* (Italy)	7,341,816

		43,712,962

	Internet Software & Services 4.6%
694,225	DealerTrack Holdings, Inc.*	13,933,096
1,455,395	LoopNet, Inc.*	16,169,439
56,455	OpenTable, Inc.*	3,978,948
452,509	SciQuest, Inc.*	5,887,142
542,571	VistaPrint N.V.*	24,958,266

		64,926,891

	Investment Banking & Brokerage 0.6%
500,955	optionsXpress Holdings, Inc.*	7,849,965

	IT Consulting & Other Services 2.2%
424,807	Cognizant Technology Solutions Corp., Class A*	31,134,105

	Leisure Facilities 1.5%
528,415	Life Time Fitness, Inc.*	21,659,731

	Life Sciences Tools & Services 3.2%
408,905	Divi’s Laboratories Ltd. (India)	5,889,183
859,840	ICON plc ADR* (Ireland)	18,830,496
317,718	Techne Corp.	20,864,541

		45,584,220

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Mortgage REITs 0.7%
677,807	Redwood Trust, Inc.	$10,119,659

	Oil & Gas Equipment & Services 3.5%
334,085	Dril-Quip, Inc.*	25,965,086
903,720	Pason Systems, Inc. (Canada)	12,688,255
455,035	TGS-NOPEC Geophysical Co. ASA (Norway)	10,297,441

		48,950,782

	Oil & Gas Exploration & Production 2.5%
423,425	GMX Resources, Inc.*	2,337,306
846,815	Premier Oil plc* (United Kingdom)	25,745,238
473,606	Transglobe Energy Corp. (Canada)	7,563,488

		35,646,032

	Other Diversified Financial Services 0.2%
2,661,038	Count Financial Ltd. (Australia)	3,456,572

	Packaged Foods & Meats 1.5%
411,088	GlaxoSmithKline Consumer Healthcare Ltd. (India)	20,933,632

	Research & Consulting Services 3.4%
371,513	CRA International, Inc.*	8,734,271
1,449	Exponent, Inc.*	54,381
1,162,149	Resources Connection, Inc.‡	21,604,350
621,999	Stantec, Inc.* (Canada)	17,397,312

		47,790,314

	Restaurants 2.2%
763,178	Peet’s Coffee & Tea, Inc.* ‡‡	31,855,050

	Semiconductors 9.1%
498,665	Hittite Microwave Corp.*	30,438,512
647,015	Netlogic Microsystems, Inc.*	20,322,741
1,481,063	O2Micro International Ltd. ADR* (China)	9,152,969
1,368,827	Power Integrations, Inc.	54,944,716
299,455	Silicon Laboratories, Inc.*	13,780,919

		128,639,857

	Specialized Finance 2.2%
806,325	MSCI, Inc., Class A*	31,414,422

	Specialty Stores 3.7%
576,170	Big 5 Sporting Goods Corp.	8,798,116
1,179,186	Hibbett Sports, Inc.*	43,511,963

		52,310,079

	Systems Software 2.2%
799,052	NetSuite, Inc.*	19,976,300
404,546	Sourcefire, Inc.*	10,489,878

		30,466,178

	Trading Companies & Distributors 2.5%
547,600	MSC Industrial Direct Co., Inc., Class A	35,424,244

	Trucking 2.7%
120,800	J.B. Hunt Transport Services, Inc.	4,929,848
1,751,380	Knight Transportation, Inc.‡	33,276,220

		38,206,068

	Total Common Stocks (cost $850,400,692)	1,275,690,194

	PREFERRED STOCKS 0.5%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* *** †	776,271

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
161,519	Nanosys, Inc., Series E Pfd.* *** †	$184,939

		961,210

	Internet Software & Services 0.3%
63,097	Angies List, Series C Pfd.* *** †	4,254,284

	Life Sciences Tools & Services 0.1%
186,947	Fluidigm Corp., Series E Pfd.* *** †	2,617,258

	Total Preferred Stocks (cost $9,056,481)	7,832,752

	LIMITED PARTNERSHIP INTEREST 0.4%

	Other 0.4%
	Greenspring Global Partners II-B, L.P.* *** †	4,091,253
	Greenspring Global Partners III-B, L.P.* *** †	1,140,482

		5,231,735

	Total Limited Partnership Interest (cost $5,543,853)	5,231,735

	WARRANTS 0.0%

	Health Care Equipment 0.0%
243,033	Zonare Medical Systems, Inc., expiring 6/30/11* *** †	—

	Life Sciences Tools & Services 0.0%
4,049	Fluidigm Corp., expiring 8/18/19* *** †	11

	Pharmaceuticals 0.0%
368,461	Alexza Pharmaceuticals, Inc., expiring 10/5/16* *** †	—

	Total Warrants (cost $46,069)	11

	RIGHTS 0.0%

	Life Sciences Tools & Services 0.0%
208,525	Valera Pharmaceuticals, Inc. Ureteral Stent CSR* *** †	—

	Pharmaceuticals 0.0%
208,525	Valera Pharmaceuticals, Inc. VP003 (Octreotide Implant) CSR* *** †	214,781

	Total Rights (cost $406,537)	214,781

Principal Amount		Value
	SHORT-TERM INVESTMENTS 9.2%

	Repurchase Agreement 9.2%
$130,568,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $134,050,000 of United States Treasury Notes 1.00% due 10/31/11; value: $86,282,300; United States Treasury Notes 1.25% due 10/31/15; value: $46,897,188; repurchase proceeds: $130,568,109‡ (cost $130,568,000)	$130,568,000

	Total Short-Term Investments (cost $130,568,000)	130,568,000

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
	Total Investments (cost $996,021,632) 100.1%§	$1,419,537,473

	Liabilities less Other Assets (0.1%)	(1,722,697)

	NET ASSETS 100.0%	$1,417,814,776

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

‡All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

‡‡Affiliated company (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 3.55%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2010, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	0.3
Canada	3.5
China	1.8
Germany	1.7
India	4.6
Ireland	1.4
Italy	0.6
Japan	0.8
Norway	0.8
Singapore	0.6
United Arab Emirates	1.6
United Kingdom	3.8
United States	78.5

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 96.1%

	Aerospace & Defense 2.1%
131,663	HEICO Corp., Class A	$4,913,663

	Air Freight & Logistics 1.0%
1,455,131	Goodpack Ltd. (Singapore)	2,324,400

	Airlines 2.0%
96,528	Allegiant Travel Co.	4,753,039

	Apparel Retail 0.9%
62,940	Body Central Corp.*	898,154
109,600	Chico’s FAS, Inc.	1,318,488

		2,216,642

	Apparel, Accessories & Luxury Goods 0.7%
89,410	Volcom, Inc.	1,687,167

	Application Software 0.6%
62,521	Ebix, Inc.*	1,479,872

	Asset Management & Custody Banks 3.0%
91,390	SEI Investments Co.	2,174,168
200,320	Solar Capital Ltd.	4,963,930

		7,138,098

	Automotive Retail 1.0%
65,738	Monro Muffler Brake, Inc.	2,273,860

	Communications Equipment 2.2%
118,935	Polycom, Inc.*	4,636,086
342,808	UTStarcom, Inc.*	706,185

		5,342,271

	Computer Storage & Peripherals 1.0%
174,590	Intevac, Inc.*	2,446,006

	Construction & Engineering 1.8%
210,986	Great Lakes Dredge & Dock Corp.	1,554,967
130,360	MYR Group, Inc.*	2,737,560

		4,292,527

	Consumer Finance 4.6%
520,595	Advance America Cash Advance Centers, Inc.	2,936,156
156,718	Dollar Financial Corp.*	4,486,836
528,376	United PanAm Financial Corp.*	3,619,376

		11,042,368

	Data Processing & Outsourced Services 1.5%
141,515	NeuStar, Inc., Class A*	3,686,466

	Diversified Banks 1.1%
211,486	Bank of N.T. Butterfield & Son Ltd. (The)* (Bermuda)	264,358
616,175	Karnataka Bank Ltd. (India)	2,266,818

		2,531,176

	Diversified Metals & Mining 0.6%
90,243	Globe Specialty Metals, Inc.	1,542,253

	Diversified Support Services 2.9%
186,895	Copart, Inc.*	6,980,528

	Education Services 0.8%
96,395	Bridgepoint Education, Inc.*	1,831,505

	Electrical Components & Equipment 0.9%
124,528	Harbin Electric, Inc.*	2,160,561

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Electronic Manufacturing Services 2.1%
335,690	TTM Technologies, Inc.*	$5,005,138

	Food Retail 0.3%
225,020	QKL Stores, Inc.* (China)	798,821

	General Merchandise Stores 1.0%
149,325	99 Cents Only Stores*	2,380,240

	Health Care Facilities 1.9%
100,056	AmSurg Corp.*	2,096,173
121,214	Emeritus Corp.*	2,389,128

		4,485,301

	Health Care Services 7.0%
368,532	Addus HomeCare Corp.*	1,507,296
166,719	CorVel Corp.*	8,060,863
189,255	Healthways, Inc.*	2,112,086
76,370	MEDNAX, Inc.*	5,138,937

		16,819,182

	Health Care Technology 0.6%
98,475	Vital Images, Inc.*	1,376,680

	Heavy Electrical Equipment 1.5%
99,520	General Cable Corp.*	3,492,157

	Industrial Machinery 0.8%
187,183	China Valves Technology, Inc.* (China)	1,961,678

	Internet Software & Services 2.3%
52,370	SPS Commerce, Inc.*	827,446
167,865	United Online, Inc.	1,107,909
75,580	VistaPrint N.V.*	3,476,680

		5,412,035

	Investment Banking & Brokerage 0.6%
106,696	FXCM, Inc.*	1,413,722

	IT Consulting & Other Services 0.8%
1,262,137	CSG Ltd. (Australia)	1,955,735

	Life Sciences Tools & Services 1.8%
194,330	ICON plc ADR* (Ireland)	4,255,827

	Mortgage REITs 3.3%
396,110	MFA Financial, Inc.	3,232,258
310,040	Redwood Trust, Inc.	4,628,897

		7,861,155

	Office Services & Supplies 1.2%
390,430	American Reprographics Co.*	2,963,364

	Oil & Gas Equipment & Services 1.6%
166,376	TETRA Technologies, Inc.*	1,974,883
82,695	TGS-NOPEC Geophysical Co. ASA (Norway)	1,871,388

		3,846,271

	Oil & Gas Exploration & Production 4.1%
806,510	Afren plc* (United Kingdom)	1,855,965
122,075	Northern Oil and Gas, Inc.*	3,321,661
125,083	Petrohawk Energy Corp.*	2,282,765
50,655	Ultra Petroleum Corp.*	2,419,789

		9,880,180

	Personal Products 1.9%
68,035	Herbalife Ltd.	4,651,553

	Property & Casualty Insurance 1.3%
99,935	SeaBright Holdings, Inc.	921,400

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
85,460	Tower Group, Inc.	$2,186,067

		3,107,467

	Regional Banks 3.8%
34,448	City National Corp.	2,113,729
2,233,000	City Union Bank Ltd. (India)	2,479,447
198,452	Nara Bancorp, Inc.*	1,948,799
63,330	Prosperity Bancshares, Inc.	2,487,602

		9,029,577

	Research & Consulting Services 6.3%
111,387	Corporate Executive Board Co. (The)	4,182,582
97,510	CRA International, Inc.*	2,292,460
158,635	Huron Consulting Group, Inc.*	4,195,896
241,640	Resources Connection, Inc.	4,492,087

		15,163,025

	Semiconductors 7.6%
159,743	Micrel, Inc.	2,075,062
417,755	O2Micro International Ltd. ADR* (China)	2,581,726
429,842	Pericom Semiconductor Corp.*	4,719,665
76,625	Power Integrations, Inc.	3,075,727
124,550	Standard Microsystems Corp.*	3,590,776
87,772	Supertex, Inc.*	2,122,327

		18,165,283

	Specialized Finance 1.0%
32,925	Portfolio Recovery Associates, Inc.*	2,475,960

	Specialty Stores 1.1%
166,775	Big 5 Sporting Goods Corp.	2,546,654

	Steel 1.9%
78,228	Haynes International, Inc.	3,272,277
501,000	Ratnamani Metals & Tubes Ltd. (India)	1,342,275

		4,614,552

	Systems Software 1.6%
140,775	OPNET Technologies, Inc.	3,768,547

	Thrifts & Mortgage Finance 1.4%
266,055	Oritani Financial Corp.	3,256,513

	Trading Companies & Distributors 4.4%
127,925	Beacon Roofing Supply, Inc.*	2,286,020
176,465	Interline Brands, Inc.*	4,018,108
66,085	MSC Industrial Direct Co., Inc., Class A	4,275,038

		10,579,166

	Trucking 4.2%
158,399	Marten Transport, Ltd.	3,386,571
131,764	Old Dominion Freight Line, Inc.*	4,215,130
186,286	Vitran Corp., Inc.* (Canada)	2,444,072

		10,045,773

	Total Common Stocks (cost $181,028,904)	229,953,958

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.2%

	Repurchase Agreement 5.2%
$12,322,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $12,925,000 of United States Treasury Notes 1.75% due 9/30/15; value: $12,569,563; repurchase proceeds: $12,322,010 (cost $12,322,000)	$12,322,000
	Total Short-Term Investments (cost $12,322,000)	12,322,000

	Total Investments (cost $193,350,904) 101.3%§	242,275,958
	Liabilities Less Other Assets (1.3%)	(3,033,510)

	NET ASSETS 100.0%	$239,242,448

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.78%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2010, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	0.9
Bermuda	0.1
Canada	1.1
China	2.3
India	2.6
Ireland	1.9
Norway	0.8
Singapore	1.0
United Kingdom	0.8
United States	88.5

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 86.0%

	Asset Management & Custody Banks 9.3%
48,376	Ares Capital Corp.	$797,236
18,415	SEI Investments Co.	438,093
31,609	Solar Capital Ltd.	783,271

		2,018,600

	Computer & Electronics Retail 1.4%
8,600	Best Buy Co., Inc.	294,894

	Consumer Finance 2.1%
10,900	Capital One Financial Corp.	463,904

	Data Processing & Outsourced Services 6.5%
25,800	Cielo S.A. (Brazil)	209,042
2,465	Mastercard, Inc., Class A	552,431
3,060	Paychex, Inc.	94,585
14,100	Redecard S.A. (Brazil)	178,798
27,400	Wirecard AG (Germany)	372,987

		1,407,843

	Distributors 0.4%
3,800	Pool Corp.	85,652

	Diversified Banks 0.5%
90,056	Bank of N.T. Butterfield & Son Ltd. (The)* (Bermuda)	112,570

	Diversified REITs 1.1%
177,857	Star Asia Finance Ltd.* †	231,214

	Diversified Support Services 0.5%
4,385	Ritchie Bros. Auctioneers, Inc. (Canada)	101,074

	Electronic Equipment & Instruments 0.6%
3,150	National Instruments Corp.	118,566

	Fertilizers & Agricultural Chemicals 1.1%
3,450	Monsanto Co.	240,258

	Health Care Services 0.5%
1,535	Chemed Corp.	97,488

	Hypermarkets & Super Centers 1.7%
6,785	Wal-Mart Stores, Inc.	365,915

	Investment Banking & Brokerage 2.0%
2,600	Goldman Sachs Group, Inc. (The)	437,216

	IT Consulting & Other Services 1.3%
1,975	International Business Machines Corp.	289,851

	Mortgage REITs 17.5%
74,500	Capstead Mortgage Corp.	937,955
76,700	MFA Financial, Inc.	625,872
92,750	Redwood Trust, Inc.	1,384,758
85,700	Two Harbors Investment Corp.	839,003

		3,787,588

	Multi-Line Insurance 1.0%
5,500	Loews Corp.	214,005

	Oil & Gas Exploration & Production 3.7%
9,700	Ultra Petroleum Corp.*	463,369
2,800	Whiting Petroleum Corp.*	328,132

		791,501

	Personal Products 3.9%
12,250	Herbalife Ltd.	837,533

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Pharmaceuticals 8.9%
5,980	Forest Laboratories, Inc.*	$191,240
17,365	Teva Pharmaceutical Industries Ltd. ADR (Israel)	905,237
28,857	Valeant Pharmaceuticals International, Inc. (Canada)	816,365

		1,912,842

	Railroads 2.0%
6,500	Canadian National Railway Co. (Canada)	432,055

	Regional Banks 1.6%
49,800	CapitalSource, Inc.	353,580

	Restaurants 1.4%
3,800	McDonald’s Corp.	291,688

	Semiconductors 12.2%
10,400	Altera Corp.	370,032
19,300	Intel Corp.	405,879
12,570	Linear Technology Corp.	434,797
9,715	Microchip Technology, Inc.	332,350
37,365	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	468,557
21,600	Xilinx, Inc.	625,968

		2,637,583

	Systems Software 2.0%
15,700	Microsoft Corp.	438,344

	Trading Companies & Distributors 0.5%
830	W.W. Grainger, Inc.	114,631

	Wireless Telecommunication Services 2.3%
8,845	America Movil S.A.B. de C.V., Series L, ADR (Mexico)	507,172

	Total Common Stocks (cost $16,177,157)	18,583,567

	PREFERRED STOCKS 1.5%

	Diversified Banks 0.0%
3,803	Bank of N.T. Butterfield & Son Ltd. (The) Pfd.* *** (Bermuda)	4,754

	Regional Banks 1.5%
40,870	Banco Daycoval S.A. Pfd. (Brazil)	318,835

	Total Preferred Stocks (cost $221,355)	323,589

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.9%

	Asset Management & Custody Banks 0.9%
77,279	Star Asia SPV, LLC* *** †	204,789

	Total Limited Liability Company Membership Interest (cost $557,778)	204,789

	LIMITED PARTNERSHIP INTEREST 3.2%

	Asset Management & Custody Banks 2.1%
32,200	KKR & Co. L.P.	457,240

	Oil & Gas Storage & Transportation 1.1%
4,047	Magellan Midstream Partners L.P.	228,656

	Total Limited Partnership Interest (cost $446,861)	685,896

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Gold 0.0%
$226,688	Redcorp Ventures Ltd., 13.00%, 7/11/12*** † §§ (Canada)	$9,530

	Total Corporate Bonds (cost $214,525)	9,530

Shares		Value
	MUTUAL FUNDS 1.9%

	Asset Management & Custody Banks 1.9%
7,800	iPath US Treasury 10-year Bear ETN	$406,926

	Total Mutual Funds (cost $418,351)	406,926

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.1%

	Repurchase Agreement 6.1%
$1,323,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $1,395,000 of United States Treasury Notes 1.25% due 10/13/15; value: $1,351,406; repurchase proceeds: $1,323,001 (cost $1,323,000)	$1,323,000

	Total Short-Term Investments (cost $1,323,000)	1,323,000

	Total Investments (cost $19,359,027) 99.6%§	21,537,297
	Other Assets less Liabilities 0.4%	84,293

	NET ASSETS 100.0%	$21,621,590

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.73%.

§§In Default.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

At December 31, 2010, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Bermuda	0.6
Brazil	3.5
Canada	6.8
Germany	1.9
Israel	4.5
Mexico	2.5
Taiwan	2.4
United States	77.8

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 89.5%

	Advertising 0.9%
103,046	ReachLocal, Inc.*	$2,051,646

	Air Freight & Logistics 0.9%
3,056,966	Aramex PJSC* (United Arab Emirates)	1,731,143
16,323	Blue Dart Express Ltd. (India)	419,802

		2,150,945

	Aluminum 0.4%
1,164,000	Midas Holdings Ltd. (Singapore)	857,116

	Apparel, Accessories & Luxury Goods 1.3%
784,000	Ports Design Ltd. (China)	2,163,545
64,400	V.I.P. Industries Ltd. (India)	966,540

		3,130,085

	Application Software 8.0%
14,455	Concur Technologies, Inc.*	750,648
338,580	Convio, Inc.*	2,803,442
125,031	Interactive Intelligence, Inc.*	3,270,811
53,555	Pegasystems, Inc.	1,961,720
57,283	Realpage, Inc.*	1,771,763
46,535	SolarWinds, Inc.*	895,799
108,560	Ultimate Software Group, Inc.*	5,279,273
56,240	VanceInfo Technologies, Inc. ADR* (China)	1,942,530

		18,675,986

	Asset Management & Custody Banks 2.8%
352,562	CETIP S.A. (Brazil)	5,012,327
38,823	Westwood Holdings Group, Inc.	1,551,367

		6,563,694

	Auto Parts & Equipment 0.9%
85,250	WABCO-TVS India Ltd. (India)	2,031,205

	Automotive Retail 0.8%
29,275	O’Reilly Automotive, Inc.*	1,768,796

	Biotechnology 2.6%
389,000	Abcam plc (United Kingdom)	1,940,767
250,325	Exact Sciences Corp.*	1,496,943
98,071	NeurogesX, Inc.*	623,731
192,995	Orexigen Therapeutics, Inc.*	1,559,400
49,695	Sangamo BioSciences, Inc.*	329,975

		5,950,816

	Communications Equipment 1.9%
14,435	F5 Networks, Inc.*	1,878,859
72,305	Riverbed Technology, Inc.*	2,542,967

		4,421,826

	Computer Storage & Peripherals 0.8%
127,565	Intevac, Inc.*	1,787,186

	Construction & Engineering 1.1%
63,000	MYR Group, Inc.*	1,323,000
100,895	Orion Marine Group, Inc.*	1,170,382

		2,493,382

	Construction Materials 0.9%
8,763,000	PT Holcim Indonesia Tbk* (Indonesia)	2,183,421

	Consumer Finance 3.0%
103,920	Dollar Financial Corp.*	2,975,230

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
70,300	First Cash Financial Services, Inc.*	$2,178,597
117,000	Mahindra & Mahindra Financial Services Ltd. (India)	1,936,263

		7,090,090

	Data Processing & Outsourced Services 2.4%
84,059	hiSoft Technology International Ltd. ADR* (China)	2,538,582
226,410	Wirecard AG (Germany)	3,082,045

		5,620,627

	Diversified Banks 3.2%
47,500	Axis Bank Ltd. (India)	1,431,639
87,690	Bank of Baroda (India)	1,759,095
45,210	HDFC Bank Ltd. (India)	2,366,056
10,951	HDFC Bank Ltd. ADR (India)	1,830,022

		7,386,812

	Diversified Support Services 1.9%
45,480	Copart, Inc.*	1,698,678
139,985	STR Holdings, Inc.*	2,799,700

		4,498,378

	Electronic Manufacturing Services 2.4%
122,258	IPG Photonics Corp.*	3,865,798
119,900	TTM Technologies, Inc.*	1,787,709

		5,653,507

	Environmental & Facilities Services 0.5%
117,980	Heritage-Crystal Clean, Inc.*	1,177,440

	General Merchandise Stores 2.6%
57,022	Dollar Tree, Inc.*	3,197,794
173,938	Gordman Stores, Inc.*	2,915,201

		6,112,995

	Health Care Equipment 7.4%
91,574	Abaxis, Inc.*	2,458,762
350,033	AtriCure, Inc.*	3,584,338
258,600	Cardica, Inc.* ††	1,127,496
330,000	Cardica, Inc. PIPE* *** †	1,438,800
112,516	Cardiovascular Systems, Inc.*	1,313,062
56,445	DexCom, Inc.*	770,474
55,955	DiaSorin S.p.A. (Italy)	2,407,876
85,609	NuVasive, Inc.*	2,195,871
114,910	Synovis Life Technologies, Inc.*	1,851,200
16,460	Zonare Medical Systems, Inc. * *** †	164

		17,148,043

	Health Care Services 1.3%
62,649	Accretive Health, Inc.*	1,018,046
85,680	Bio-Reference Laboratories, Inc.*	1,900,383
108,917	TargetRX, Inc. * *** †	1,089

		2,919,518

	Health Care Technology 2.5%
22,850	athenahealth, Inc.*	936,393
69,571	Computer Programs and Systems, Inc.	3,258,706
120,500	Vital Images, Inc.*	1,684,590

		5,879,689

	Industrial Machinery 0.6%
159,500	AIA Engineering Ltd. (India)	1,432,165

	Internet Retail 1.7%
10,955	MakeMyTrip Ltd.* (India)	296,114
285	Start Today Co. Ltd. (Japan)	1,136,839

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
201,120	Yoox S.p.A.* (Italy)	$2,593,195

		4,026,148

	Internet Software & Services 5.9%
84,225	DealerTrack Holdings, Inc.*	1,690,396
140,489	Envestnet, Inc.*	2,396,742
6,915	OpenTable, Inc.*	487,369
74,431	SciQuest, Inc.*	968,347
228,915	SPS Commerce, Inc.*	3,616,857
201,800	TechTarget, Inc.	1,600,274
65,085	VistaPrint N.V.*	2,993,910
91,388	Xtera Communications, Inc. * *** †	914

		13,754,809

	IT Consulting & Other Services 3.6%
105,821	Cognizant Technology Solutions Corp., Class A*	7,755,621
28,400	iSoftstone Holdings Ltd. ADR* (China)	516,028

		8,271,649

	Leisure Facilities 0.4%
24,509	Life Time Fitness, Inc.*	1,004,624

	Life Sciences Tools & Services 1.1%
39,940	Divi’s Laboratories Ltd. (India)	575,229
55,138	ICON plc ADR* (Ireland)	1,207,522
70,320	ShangPharma Corp. ADR* (China)	808,680

		2,591,431

	Oil & Gas Equipment & Services 0.9%
26,715	Dril-Quip, Inc.*	2,076,290

	Oil & Gas Exploration & Production 1.0%
14,920	Northern Oil and Gas, Inc.*	405,973
61,820	Petrohawk Energy Corp.*	1,128,215
85,800	Selan Exploration Technology Ltd. (India)	752,369

		2,286,557

	Packaged Foods & Meats 1.1%
50,790	GlaxoSmithKline Consumer Healthcare Ltd. (India)	2,586,354

	Personal Products 0.0%
50,403	Ophthonix, Inc. * *** †	504

	Regional Banks 0.4%
835,360	City Union Bank Ltd. (India)	927,555

	Research & Consulting Services 2.9%
157,081	eClerx Services Ltd. (India)	2,529,315
151,160	Resources Connection, Inc.	2,810,064
48,100	Stantec, Inc.* (Canada)	1,345,357

		6,684,736

	Restaurants 1.3%
70,060	Peet’s Coffee & Tea, Inc.*	2,924,304

	Semiconductors 9.1%
75,538	Hittite Microwave Corp.*	4,610,839
67,495	Netlogic Microsystems, Inc.*	2,120,018
355,395	O2Micro International Ltd. ADR* (China)	2,196,341
185,630	Power Integrations, Inc. ††	7,451,188
102,235	Silicon Laboratories, Inc.*	4,704,855

		21,083,241

	Specialized Finance 3.5%
10,435	Crisil Ltd. (India)	1,423,538
47,815	ICRA Ltd. (India)	1,373,017
138,055	MSCI, Inc., Class A*	5,378,623

		8,175,178

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Specialty Stores 1.0%
60,245	Hibbett Sports, Inc.*	$2,223,041

	Systems Software 3.9%
80,742	NetSuite, Inc.*	2,018,550
192,435	OPNET Technologies, Inc.	5,151,485
69,465	Sourcefire, Inc.*	1,801,227

		8,971,262

	Tires & Rubber 0.1%
43,609	Goodyear India Ltd. (India)	277,951

	Trucking 0.5%
61,915	Knight Transportation, Inc.	1,176,385

	Total Common Stocks (cost $144,083,847)	208,027,387

	PREFERRED STOCKS 0.6%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	194,068
40,380	Nanosys, Inc., Series E Pfd.* *** †	46,235

		240,303

	Health Care Technology 0.5%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	807,502
243,902	TherOx, Inc., Series I Pfd.* *** †	207,317

		1,014,819

	Total Preferred Stocks (cost $2,021,237)	1,255,122

	LIMITED PARTNERSHIP INTEREST 2.1%

	Other 2.1%
	Greenspring Global Partners II-B, L.P.* *** †	3,682,398
	Greenspring Global Partners III-B, L.P.* *** †	1,140,482

		4,822,880

	Total Limited Partnership Interest (cost $5,109,467)	4,822,880

	WARRANTS 0.2%

	Health Care Equipment 0.2%
165,000	Cardica, Inc., expiring 9/29/14* *** †	480,150
162,021	Zonare Medical Systems, Inc., expiring 6/30/11* *** †	—

		480,150

	Pharmaceuticals 0.0%
33,000	Alexza Pharmaceuticals, Inc., expiring 8/10/15* *** †	—
68,192	Alexza Pharmaceuticals, Inc., expiring 10/5/16* *** †	—

		—

	Total Warrants (cost $29,149)	480,150

Number of Contracts		Value
	CALL OPTIONS PURCHASED 0.0%

	Biotechnology 0.0%
1,000	Orexigen Therapeutics, Inc., expiring 1/22/11, exercise price $7.50	$85,000

	Total Call Options Purchased (cost $91,014)	85,000

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 7.4%

	Repurchase Agreement 7.4%
17,278,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $18,195,000 of United States Treasury Notes 1.25% due 10/31/15; value: $17,626,406; repurchase proceeds: $17,278,014†† (cost $17,278,000)	$17,278,000

	Total Short-Term Investments (cost $17,278,000)	17,278,000

	Total Investments (cost $168,612,714) 99.8%§	231,948,539
	Other Assets less Liabilities 0.2%	414,877

	NET ASSETS 100.0%	$232,363,416

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 4.91%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At December 31, 2010, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	2.3
Canada	0.6
China	4.8
Germany	1.5
India	11.6
Indonesia	1.0
Ireland	0.6
Italy	2.3
Japan	0.5
Singapore	0.4
United Arab Emirates	0.8
United Kingdom	0.9
United States	72.7

Total	100.0%

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 98.9%

	Advertising 1.1%
415,150	Omnicom Group, Inc.	$19,013,870

	Aerospace & Defense 2.4%
523,245	Raytheon Co.	24,247,173
300,500	Rockwell Collins, Inc.	17,507,130

		41,754,303

	Agricultural Products 1.5%
845,000	Archer Daniels Midland Co.	25,417,600

	Aluminum 1.2%
1,361,130	Alcoa, Inc.	20,947,791

	Asset Management & Custody Banks 3.5%
80,340	BlackRock, Inc.	15,311,197
707,000	Federated Investors, Inc., Class B	18,502,190
495,000	Northern Trust Corp.	27,427,950

		61,241,337

	Auto Parts & Equipment 1.2%
533,460	Johnson Controls, Inc.	20,378,172

	Coal & Consumable Fuels 1.1%
487,350	Cameco Corp. (Canada)	19,679,193

	Communications Equipment 1.8%
452,690	Harris Corp.	20,506,857
1,118,000	Nokia Oyj ADR (Finland)	11,537,760

		32,044,617

	Computer & Electronics Retail 1.2%
618,605	Best Buy Co., Inc.	21,211,965

	Computer Hardware 1.2%
480,000	Hewlett-Packard Co.	20,208,000

	Construction & Engineering 1.2%
322,200	Fluor Corp.	21,348,972

	Construction & Farm Machinery & Heavy Trucks 1.2%
250,000	Deere & Co.	20,762,500

	Data Processing & Outsourced Services 1.3%
440,000	Computer Sciences Corp.	21,824,000

	Diversified Chemicals 1.6%
556,555	E.I. du Pont de Nemours and Co.	27,760,963

	Diversified Metals & Mining 0.7%
435,000	Anglo American plc ADR (United Kingdom)	11,357,850

	Drug Retail 1.2%
526,435	Walgreen Co.	20,509,908

	Electric Utilities 2.0%
973,000	Duke Energy Corp.	17,329,130
350,000	NextEra Energy, Inc.	18,196,500

		35,525,630

	Electrical Components & Equipment 1.4%
440,000	Emerson Electric Co.	25,154,800

	Electronic Components 0.9%
857,300	Corning, Inc.	16,563,036

	Environmental & Facilities Services 1.4%
679,000	Waste Management, Inc.	25,034,730

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Fertilizers & Agricultural Chemicals 0.9%
277,000	Syngenta AG ADR (Switzerland)	$16,282,060

	Food Distributors 1.4%
841,440	Sysco Corp.	24,738,336

	Gold 1.4%
453,520	Barrick Gold Corp. (Canada)	24,118,194

	Health Care Distributors 1.6%
394,000	McKesson Corp.	27,729,720

	Health Care Equipment 2.6%
196,000	C. R. Bard, Inc.	17,986,920
283,000	Medtronic, Inc.	10,496,470
325,000	Zimmer Holdings, Inc.*	17,446,000

		45,929,390

	Home Improvement Retail 1.7%
843,790	Home Depot, Inc. (The)	29,583,277

	Household Products 1.2%
330,000	Kimberly-Clark Corp.	20,803,200

	Hypermarkets & Super Centers 1.3%
423,050	Wal-Mart Stores, Inc.	22,815,086

	Industrial Machinery 1.7%
340,000	Parker Hannifin Corp.	29,342,000

	Insurance Brokers 1.3%
811,290	Marsh & McLennan Cos., Inc.	22,180,669

	Integrated Oil & Gas 7.3%
308,000	Chevron Corp.	28,105,000
502,000	ConocoPhillips	34,186,200
467,000	Exxon Mobil Corp.	34,147,040
835,895	Marathon Oil Corp.	30,953,192

		127,391,432

	Integrated Telecommunication Services 3.0%
768,430	AT&T, Inc.	22,576,473
833,000	Verizon Communications, Inc.	29,804,740

		52,381,213

	Investment Banking & Brokerage 1.1%
116,485	Goldman Sachs Group, Inc. (The)	19,588,118

	Life & Health Insurance 2.1%
631,000	MetLife, Inc.	28,041,640
370,000	Unum Group	8,961,400

		37,003,040

	Multi-line Insurance 1.7%
773,370	Loews Corp.	30,091,827

	Oil & Gas Drilling 3.0%
572,400	Ensco plc ADR (United Kingdom)	30,554,712
304,540	Transocean Ltd.*	21,168,575

		51,723,287

	Oil & Gas Equipment & Services 2.8%
283,940	National Oilwell Varco, Inc.	19,094,965
355,000	Schlumberger Ltd.	29,642,500

		48,737,465

	Oil & Gas Exploration & Production 2.3%
270,000	Anadarko Petroleum Corp.	20,563,200
401,590	Ultra Petroleum Corp.*	19,183,954

		39,747,154

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Oil & Gas Storage & Transportation 2.9%
900,000	Spectra Energy Corp.	$22,491,000
1,130,000	Williams Cos., Inc. (The)	27,933,600

		50,424,600

	Other Diversified Financial Services 3.2%
1,989,500	Bank of America Corp.	26,539,930
697,000	JPMorgan Chase & Co.	29,566,740

		56,106,670

	Packaged Foods & Meats 1.2%
423,575	HJ Heinz Co.	20,950,019

	Personal Products 1.2%
702,325	Avon Products, Inc.	20,409,565

	Pharmaceuticals 5.0%
385,000	Abbott Laboratories	18,445,350
390,000	Johnson & Johnson	24,121,500
668,000	Merck & Co., Inc.	24,074,720
1,214,000	Pfizer, Inc.	21,257,140

		87,898,710

	Property & Casualty Insurance 4.1%
737,860	Allstate Corp. (The)	23,522,977
1,375,000	Old Republic International Corp.	18,741,250
538,000	Travelers Cos., Inc. (The)	29,971,980

		72,236,207

	Railroads 1.0%
289,000	Norfolk Southern Corp.	18,154,980

	Regional Banks 1.1%
322,400	PNC Financial Services Group, Inc.	19,576,128

	Semiconductors 2.9%
1,392,385	Intel Corp.	29,281,857
663,630	Texas Instruments, Inc.	21,567,975

		50,849,832

	Soft Drinks 1.1%
300,000	PepsiCo, Inc.	19,599,000

	Specialized Finance 1.3%
731,425	NYSE Euronext	21,928,121

	Steel 1.2%
472,090	Nucor Corp.	20,686,984

	Systems Software 2.7%
955,300	Microsoft Corp.	26,671,976
1,206,440	Symantec Corp.*	20,195,806

		46,867,782

	Technology Distributors 1.5%
780,000	Avnet, Inc.*	25,763,400

	Water Utilities 1.0%
708,085	American Water Works Co., Inc.	17,907,470

	Total Common Stocks (cost $1,428,779,497)	1,727,284,173

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.0%

	Repurchase Agreement 1.0%
$18,528,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $19,510,000 of United States Treasury Notes 1.25% due 10/31/15; value: $18,900,313; repurchase proceeds:$18,528,015 (cost $18,528,000)	$18,528,000

	Total Short-Term Investments (cost $18,528,000)	18,528,000

	Total Investments (cost $1,447,307,497) 99.9%	1,745,812,173
	Other Assets less Liabilities 0.1%	943,253

	NET ASSETS 100.0%	$1,746,755,426

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At December 31, 2010, Wasatch-1st Source Income Equity Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	2.5
Finland	0.7
Switzerland	1.0
United Kingdom	2.4
United States	93.4

TOTAL	100.0%

WASATCH-1ST SOURCE LONG/SHORT FUND (FMLSX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS 86.5%

	Agricultural Products 1.3%
180,000	Archer Daniels Midland Co.‡	$5,414,400

	Apparel, Accessories & Luxury Goods 1.1%
150,000	Carter’s, Inc.* ‡	4,426,500

	Application Software 1.2%
160,000	Adobe Systems, Inc.*	4,924,800

	Automotive Retail 1.3%
400,000	Pep Boys-Manny, Moe, & Jack (The)‡	5,372,000

	Brewers 0.9%
75,000	Molson Coors Brewing Co.‡	3,764,250

	Coal & Consumable Fuels 4.8%
200,000	Alpha Natural Resources, Inc.* ‡	12,006,000
150,000	CONSOL Energy, Inc.‡	7,311,000

		19,317,000

	Communications Equipment 5.7%
400,000	Blue Coat Systems, Inc.* ‡	11,948,000
600,000	Brocade Communications Systems, Inc.* ‡	3,174,000
400,000	Cisco Systems, Inc.* ‡	8,092,000

		23,214,000

	Computer & Electronics Retail 2.1%
250,000	Best Buy Co., Inc.‡	8,572,500

	Computer Hardware 2.1%
919,442	Silicon Graphics International Corp.*	8,302,561

	Computer Storage & Peripherals 0.1%
28,576	Electronics for Imaging, Inc.*	408,923

	Construction & Engineering 1.0%
60,000	Fluor Corp.‡	3,975,600

	Data Processing & Outsourced Services 2.6%
150,000	Visa, Inc., Class A	10,557,000

	Diversified Support Services 3.1%
500,000	Iron Mountain, Inc.‡	12,505,000

	Electrical Components & Equipment 0.6%
50,000	Thomas & Betts Corp.* ‡	2,415,000

	Environmental & Facilities Services 1.6%
100,000	Republic Services, Inc.‡	2,986,000
90,000	Waste Management, Inc.‡	3,318,300

		6,304,300

	Fertilizers & Agricultural Chemicals 0.9%
55,000	Monsanto Co.‡	3,830,200

	Health Care Equipment 4.9%
200,000	Medtronic, Inc.‡	7,418,000
50,000	St. Jude Medical, Inc.* ‡	2,137,500
860,000	Symmetry Medical, Inc.* ‡	7,955,000
65,000	Zoll Medical Corp.* ‡	2,419,950

		19,930,450

	Health Care Technology 1.1%
320,000	Emdeon, Inc., Class A* ‡	4,332,800

	Heavy Electrical Equipment 2.5%
290,000	General Cable Corp.* ‡	10,176,100

WASATCH-1ST SOURCE LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Home Entertainment Software 1.2%
300,000	Electronic Arts, Inc.* ‡	$4,914,000

	Hypermarkets & Super Centers 2.7%
200,000	Wal-Mart Stores, Inc.‡	10,786,000

	Insurance Brokers 0.7%
105,000	Marsh & McLennan Cos., Inc.‡	2,870,700

	Integrated Oil & Gas 3.3%
120,000	ConocoPhillips	8,172,000
210,000	Statoil ASA ADR (Norway)	4,991,700

		13,163,700

	Integrated Telecommunication Services 1.1%
75,000	AT&T, Inc.‡	2,203,500
66,000	Verizon Communications, Inc.‡	2,361,480

		4,564,980

	Internet Retail 0.4%
10,000	Amazon.com, Inc.* ‡	1,800,000

	Internet Software & Services 0.9%
50,000	eBay, Inc.* ‡	1,391,500
350,000	United Online, Inc.	2,310,000

		3,701,500

	IT Consulting & Other Services 2.5%
625,000	Saic, Inc.* ‡	9,912,500

	Life & Health Insurance 2.7%
450,000	Unum Group‡	10,899,000

	Multi-Line Insurance 2.9%
300,000	Loews Corp.‡	11,673,000

	Oil & Gas Drilling 6.3%
110,000	Atwood Oceanics, Inc.* ‡	4,110,700
150,100	Ensco plc ADR (United Kingdom)	8,012,338
350,000	Noble Corp.‡	12,519,500
10,000	Transocean Ltd.* ‡	695,100

		25,337,638

	Oil & Gas Equipment & Services 1.0%
75,000	Tidewater, Inc.‡	4,038,000

	Oil & Gas Exploration & Production 6.2%
180,000	Devon Energy Corp.‡	14,131,800
300,000	EXCO Resources, Inc.‡	5,826,000
110,000	Range Resources Corp.	4,947,800

		24,905,600

	Oil & Gas Storage & Transportation 0.9%
140,000	Spectra Energy Corp.‡	3,498,600

	Pharmaceuticals 1.5%
100,000	Johnson & Johnson‡	6,185,000

	Property & Casualty Insurance 3.8%
350,000	Allstate Corp. (The)‡	11,158,000
150,000	CNA Financial Corp.* ‡	4,057,500

		15,215,500

	Semiconductors 1.9%
360,000	Intel Corp.‡	7,570,800

	Steel 3.5%
200,000	Nucor Corp.‡	8,764,000
300,000	Steel Dynamics, Inc.‡	5,490,000

		14,254,000

WASATCH-1ST SOURCE LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Shares		Value
	Systems Software 4.1%
250,000	Microsoft Corp.‡	$6,980,000
300,000	Oracle Corp.‡	9,390,000

		16,370,000

	Total Common Stocks (cost $303,042,200)	349,403,902

	PREFERRED STOCKS 1.4% Cable & Satellite 0.5%
75,000	Comcast Corp., 7.00%, Series B Pfd.	1,897,500

	Specialized REITs 0.9%
75,000	Public Storage, 6.625%, Series M Pfd.§§§	1,872,000
75,000	Public Storage, 7.25%, Series K Pfd.§§§	1,907,250

		3,779,250

	Total Preferred Stocks (cost $4,672,590)	5,676,750

Principal Amount		Value
	SHORT-TERM INVESTMENTS 15.3%

	Repurchase Agreement 15.3%
$62,037,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $65,320,000 of United States Treasury Notes 1.25% due 10/31/15; value: $63,278,750; repurchase proceeds: $62,037,052‡ (cost $62,037,000)	$62,037,000

	Total Short-Term Investments (cost $62,037,000)	62,037,000

	Total Investments (cost $369,751,790) 103.2%	417,117,652
	Liabilities less Other Assets (3.2%)	(13,102,634)

	NET ASSETS 100.0%	$404,015,018

Number of Contracts		Value
	CALL OPTIONS WRITTEN 1.9%

	Coal & Consumable Fuels 0.8%
2,000	Alpha Natural Resources, Inc., expiring 1/22/11, exercise price $45	$3,050,000

	Communications Equipment 0.3%
1,500	Blue Coat Systems, Inc., expiring 1/22/11, exercise price $24	870,000
500	Blue Coat Systems, Inc., expiring 4/16/11, exercise price $29	170,000

		1,040,000

	Computer & Electronics Retail 0.0%
1,000	Best Buy Co., Inc., expiring 1/22/11, exercise price $44	1,000

	Construction & Engineering 0.3%
600	Fluor Corp., expiring 4/16/11, exercise price $49	1,074,000

	Heavy Electrical Equipment 0.1%
1,000	General Cable Corp., expiring 5/21/11, exercise price $33	450,000

	Internet Retail 0.1%
100	Amazon.com, Inc., expiring 1/22/11, exercise price $135	450,000

WASATCH-1ST SOURCE LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Number of Contracts		Value
	Internet Software & Services 0.0%
500	eBay, Inc., expiring 1/22/11, exercise price $30	$15,000

	Oil & Gas Drilling 0.0%
2,000	Noble Corp., expiring 1/22/11, exercise price $37	90,000
100	Transocean Ltd., expiring 5/21/11, exercise price $70	55,500

		145,500

	Steel 0.1%
1,000	Nucor Corp., expiring 4/16/11, exercise price $44	263,000
1,000	Steel Dynamics, Inc., expiring 5/21/11, exercise price $18	170,000

		433,000

	Systems Software 0.2%
2,000	Oracle Corp., expiring 1/22/11, exercise price $26	1,010,000

	Total Call Options Written (premium $3,587,755)	7,668,500

Shares		Value
	SECURITIES SOLD SHORT 13.3% Application Software 2.4%
35,688	Salesforce.com, Inc.	$4,710,816
100,000	SAP AG ADR (Germany)	5,061,000

		9,771,816

	Diversified Chemicals 1.2%
140,000	Dow Chemical Co. (The)	4,779,600

	Health Care Supplies 0.5%
100,000	Align Technology, Inc.	1,954,000

	Motorcycle Manufacturers 0.9%
100,000	Harley-Davidson, Inc.	3,467,000

	Office REITs 1.1%
90,000	Digital Realty Trust, Inc.	4,638,600

	Residential REITs 1.1%
40,000	AvalonBay Communities, Inc.	4,502,000

	Retail REITs 4.3%
80,000	Federal Realty Investment Trust	6,234,400
170,000	Regency Centers Corp.	7,180,800
40,000	Simon Property Group, Inc.	3,979,600

		17,394,800

	Specialized REITs 0.8%
90,000	Plum Creek Timber Co., Inc.	3,370,500

	Wireless Telecommunication Services 1.0%
75,000	American Tower Corp., Class A*	3,873,000

	Total Securities Sold Short (proceeds $48,545,483)	53,751,316

*Non-income producing.

‡All or a portion of this security has been designated as collateral for call options written and short sales (see Notes 4 and 3, respectively).

§§§Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH-1ST SOURCE LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

At December 31, 2010, Wasatch-1st Source Long/Short Fund’s investments, excluding short-term investments, options written and securities sold short, were in the following countries:

Country	%
Norway	1.4
United Kingdom	2.3
United States	96.3

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.2%

$4,500,000	U.S. Treasury Bond, 3.875%, 8/15/40	$4,144,923
6,335,000	U.S. Treasury Bond, 4.25%, 5/15/39	6,240,963
1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	1,414,875
5,860,000	U.S. Treasury Bond, 4.375%, 5/15/40	5,888,362
15,200,000	U.S. Treasury Bond, 4.50%, 2/15/36	15,736,742
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	10,303,120
4,500,000	U.S. Treasury Bond, 4.50%, 8/15/39	4,620,938
2,000,000	U.S. Treasury Bond, 4.625%, 2/15/40	2,095,000
22,000,000	U.S. Treasury Bond, 4.75%, 2/15/37	23,643,136
106,000,000	U.S. Treasury Strip, principal only, 2/15/31	43,431,062
27,837,000	U.S. Treasury Strip, principal only, 2/15/37	8,574,743
52,251,000	U.S. Treasury Strip, principal only, 5/15/39	14,207,517
20,000,000	U.S. Treasury Strip, principal only, 5/15/40	5,188,220

	Total U.S. Government Obligations (cost $153,592,321)	145,489,601

	SHORT-TERM INVESTMENTS 1.2%

	Repurchase Agreement 1.2%
1,827,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $1,925,000 of United States Treasury Notes 1.25% due 10/31/15; value: $1,864,844; repurchase proceeds: $1,827,002 (cost $1,827,000)	1,827,000

	Total Short-Term Investments (cost $1,827,000)	1,827,000

	Total Investments (cost $155,419,321) 99.4%	147,316,601
	Other Assets less Liabilities 0.6%	868,235

	NET ASSETS 100.0%	$148,184,836

	See Notes to Schedules of Investments.

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 2.5%

$1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	$1,705,854
600,000	Citibank Omni Master Trust, 4.90%, 11/15/18, Series 2009-A17, Class A17	638,939
850,000	World Financial Network Credit Card Master Note Trust, 4.60%, 9/15/15, Series 2009-A, Class A	873,854

	Total Asset Backed Securities (cost $3,315,667)	3,218,647

	COLLATERALIZED MORTGAGE OBLIGATIONS 24.1%

207,912	ABN Amro Mortgage Corp., 5.50%, 2/25/18, Series 2003-13, Class A2	211,012
250,000	Banc of America Commercial Mortgage, Inc., 5.06%, 11/10/42, Series 2005-1, Class A4†††	262,072
34,203	Banc of America Mortgage Securities, Inc., 3.203%, 2/25/33, Series 2003-A, Class 3A1†††	33,161
334,765	Bear Stearns Commercial Mortgage Securities, 4.735%, 9/11/42, Series 2005-PWR9, Class A2	336,240
292,978	Countrywide Home Loans, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	298,105
35,622	Credit Suisse First Boston Mortgage Securities Corp., 4.302%, 7/15/36, Series 2004-C3, Class A3	35,600
76,910	Federal Home Loan Mortgage Corp., 2.306%, 11/1/35, Series 1M0010†††	80,378
150,985	Federal Home Loan Mortgage Corp., 2.593%, 5/1/31, Series 847292†††	157,898
110,236	Federal Home Loan Mortgage Corp., 2.611%, 12/1/32, Series 847527†††	114,973
39,773	Federal Home Loan Mortgage Corp., 2.961%, 8/1/33, Series 847281†††	41,724
341,264	Federal Home Loan Mortgage Corp., 4.173%, 5/1/25, Series 775617†††	353,176
120,415	Federal Home Loan Mortgage Corp., 4.50%, 7/15/15, Series 2864, Class CV	122,007
646,678	Federal Home Loan Mortgage Corp., 4.50%, 12/1/18, Series G11657	682,649
65,181	Federal Home Loan Mortgage Corp., 5.00%, 5/15/16, Series R007, Class AL	65,610
218,015	Federal Home Loan Mortgage Corp., 5.00%, 2/15/23, Series 2960, Class KP	225,555
151,539	Federal Home Loan Mortgage Corp., 5.125%, 6/15/18, Series R016, Class AM	156,064
14,813	Federal Home Loan Mortgage Corp., 5.50%, 10/15/14, Series R014, Class AL	14,809
476,509	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	519,618
191,379	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	206,181
488,500	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	524,197
104,289	Federal Home Loan Mortgage Corp., 5.875%, 5/15/16, Series R007, Class AC	105,254
379,183	Federal National Mortgage Assoc., 2.305%, 1/1/35, Series 825245†††	392,526
218,151	Federal National Mortgage Assoc., 2.342%, 11/1/34, Series 782320†††	227,259
17,568	Federal National Mortgage Assoc., 2.60%, 10/1/32, Series 659567†††	18,288
238,616	Federal National Mortgage Assoc., 2.986%, 1/1/18, Series 57735†††	241,581
253,386	Federal National Mortgage Assoc., 3.442%, 2/1/21, Series 313380†††	257,408
594,817	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	618,974
481,057	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	506,510
262,510	Federal National Mortgage Assoc., 4.082%, 7/1/19, Series 070377†††	267,223
604,659	Federal National Mortgage Assoc., 4.50%, 5/1/19, Series 725445	639,804
593,244	Federal National Mortgage Assoc., 4.50%, 7/1/19, Series 725609	627,726
605,092	Federal National Mortgage Assoc., 4.50%, 6/25/29, Series 2005-121, Class V	630,382
427,401	Federal National Mortgage Assoc., 4.50%, 1/25/30, Series 2004-67, Class AC	442,076
1,301,800	Federal National Mortgage Assoc., 5.00%, 7/25/23, Series 2005-4, Class VG	1,388,460
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	271,193
15,753	Federal National Mortgage Assoc., 6.30%, 9/25/15, Series 2001-M2, Class C†††	15,742
1,455,331	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	1,497,585
739,743	Government National Mortgage Assoc., 3.25%, 7/20/37, Series 2010-33, Class AP	755,650
661,205	Government National Mortgage Assoc., 3.387%, 6/16/30, Series 2006-19, Class A	669,655
1,334,115	Government National Mortgage Assoc., 4.00%, 6/20/37, Series 2008-30, Class AC	1,402,427
1,279,677	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	1,345,995
1,421,431	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	1,480,525
1,754,338	Government National Mortgage Assoc., 4.00%, 3/20/39, Series 2009-31, Class TA	1,835,361
1,573,112	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	1,618,104
888,897	Government National Mortgage Assoc., 4.50%, 8/15/24, Series 717874	940,842
246,580	Government National Mortgage Assoc., 4.50%, 1/20/31, Series 2005-38, Class A	251,253
1,220,092	Government National Mortgage Assoc., 4.50%, 6/20/34, Series 2009-101, Class G	1,287,159
1,262,918	Government National Mortgage Assoc., 4.50%, 8/20/34, Series 2009-36, Class G	1,333,041
1,459,213	Government National Mortgage Assoc., 4.50%, 8/16/35, Series 2009-62, Class DT	1,529,821
1,210,023	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	1,279,552

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
650,000	Government National Mortgage Assoc., 4.658%, 12/16/30, Series 2005-12, Class C	$697,867
241,358	Government National Mortgage Assoc., 5.00%, 12/20/29, Series 2004-101, Class MA	244,834
1,173,664	Government National Mortgage Assoc., 5.00%, 9/16/31, Series 2009-38, Class A	1,239,589
500,000	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	538,362
333,426	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	350,027

	Total Collateralized Mortgage Obligations (cost $30,690,581)	31,389,084

	CORPORATE BONDS 31.7%

	Aerospace & Defense 1.1%
200,000	General Dynamics Corp., 4.25%, 5/15/13	214,958
250,000	Martin Marietta Corp., 7.375%, 4/15/13	280,806
1,000,000	Raytheon Co., 1.625%, 10/15/15	959,456

		1,455,220

	Air Freight & Logistics 0.4%
500,000	United Parcel Service, Inc., 3.875%, 4/1/14	532,708

	Automotive Retail 0.6%
775,000	AutoZone, Inc., 5.50%, 11/15/15	842,940

	Biotechnology 0.3%
300,000	Amgen, Inc., 4.85%, 11/18/14	329,673

	Cable & Satellite 0.5%
550,000	Comcast Corp., 5.30%, 1/15/14	599,151

	Computer Hardware 0.7%
600,000	Hewlett-Packard Co., 2.125%, 9/13/15	592,457
300,000	Hewlett-Packard Co., 6.50%, 7/1/12	324,744

		917,201

	Construction & Farm Machinery & Heavy Trucks 1.3%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	563,663
550,000	John Deere Capital Corp., 4.90%, 9/9/13 MTN	599,691
500,000	PACCAR Financial Corp., 1.95%, 12/17/12 MTN	509,154

		1,672,508

	Consumer Finance 0.6%
700,000	American Express Credit Corp., 5.875%, 5/2/13 MTN	761,277

	Distillers & Vintners 0.4%
504,000	Diageo Capital plc, 7.375%, 1/15/14 (United Kingdom)	583,693

	Diversified Banks 4.2%
1,000,000	Bank of America Corp., 7.375%, 5/15/14	1,111,580
325,000	HSBC Finance Corp., 6.375%, 10/15/11	338,815
950,000	Royal Bank of Canada Certificate of Deposit, 2.25%, 3/15/13 (Canada)	978,353
500,000	SouthTrust Corp., 5.80%, 6/15/14	541,202
950,000	US Bancorp, 4.20%, 5/15/14	1,014,805
750,000	Wachovia Corp., 5.25%, 8/1/14	799,870
700,000	Wells Fargo & Co., 0.378%, 1/24/12†††	700,221

		5,484,846

	Diversified Metals & Mining 0.4%
450,000	Rio Tinto Alcan, Inc., 4.50%, 5/15/13 (Canada)	482,012

	Drug Retail 0.8%
550,000	CVS Caremark Corp., 5.75%, 8/15/11	567,057
400,000	Walgreen Co., 4.875%, 8/1/13	436,897

		1,003,954

	Electric Utilities 1.0%
350,000	Energy East Corp., 6.75%, 6/15/12	373,974
300,000	Florida Power & Light Co., 4.85%, 2/1/13	321,095

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
600,000	Georgia Power Co., 5.125%, 11/15/12, Series K	$644,730

		1,339,799

	Footwear 0.5%
600,000	Nike, Inc., 5.15%, 10/15/15 MTN	670,265

	Health Care Distributors 0.5%
650,000	Cardinal Health, Inc., 5.50%, 6/15/13	704,083

	Health Care Equipment 0.2%
250,000	Baxter International, Inc., 4.625%, 3/15/15	272,257

	Household Appliances 0.3%
350,000	Whirlpool Corp., 8.00%, 5/1/12	377,166

	Industrial Conglomerates 3.7%
500,000	3M Co., 4.375%, 8/15/13 MTN	543,961
1,250,000	General Electric Capital Corp., 3.75%, 11/14/14, Series A	1,292,149
1,000,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	1,070,434
1,000,000	General Electric Capital Corp., 5.90%, 5/13/14	1,106,759
740,000	Tyco International Finance Ltd. S.A., 6.00%, 11/15/13	820,910

		4,834,213

	Industrial Gases 0.5%
600,000	Praxair, Inc., 2.125%, 6/14/13	612,902

	Industrial Machinery 0.5%
600,000	Parker Hannifin Corp., 4.875%, 2/15/13	647,053

	Integrated Oil & Gas 1.0%
500,000	ConocoPhillips, 4.60%, 1/15/15	544,971
750,000	Marathon Oil Canada Corp., 8.375%, 5/1/12 (Canada)	816,017

		1,360,988

	Integrated Telecommunication Services 1.1%
170,774	Ameritech Capital Funding, 9.10%, 6/1/16	200,372
870,000	AT&T, Inc., 2.50%, 8/15/15	866,943
300,000	Verizon Global Funding Corp., 4.375%, 6/1/13	320,704

		1,388,019

	Investment Banking & Brokerage 0.4%
500,000	Goldman Sachs Group, Inc. (The), 5.35%, 1/15/16	537,201

	Life & Health Insurance 1.5%
500,000	Principal Life Income Funding Trusts, 5.30%, 4/24/13 MTN	541,080
850,000	Prudential Financial, Inc., 6.20%, 1/15/15	937,388
480,000	Prudential Holdings, LLC, 7.245%, 12/18/23, Series FSA	535,632

		2,014,100

	Movies & Entertainment 0.5%
250,000	Walt Disney Co. (The), 4.50%, 12/15/13	273,032
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	402,359

		675,391

	Oil & Gas Exploration & Production 0.2%
300,000	Apache Corp., 6.25%, 4/15/12	319,360

	Other Diversified Financial Services 1.4%
1,350,000	Bear Stearns Cos., LLC (The), 5.70%, 11/15/14	1,483,311
260,000	Source One Mortgage Services, 9.00%, 6/1/12, Series B	282,999

		1,766,310

	Personal Products 0.6%
655,000	Avon Products, Inc., 5.625%, 3/1/14	725,785

	Pharmaceuticals 2.1%
600,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	694,818
1,000,000	Johnson & Johnson, 5.55%, 8/15/17	1,174,757

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
725,000	Pharmacia Corp., 6.50%, 12/1/18	$863,299

		2,732,874

	Property & Casualty Insurance 1.2%
435,000	Allstate Corp. (The), 7.50%, 6/15/13	491,594
650,000	Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	705,856
325,000	Progressive Corp. (The), 6.375%, 1/15/12	339,684

		1,537,134

	Railroads 0.7%
300,000	Burlington Northern Santa Fe, LLC, 4.30%, 7/1/13	321,032
500,000	Union Pacific Corp., 6.125%, 1/15/12	526,170

		847,202

	Regional Banks 0.8%
800,000	BB&T Corp., 4.75%, 10/1/12	844,077
200,000	Fifth Third Bancorp, 5.45%, 1/15/17	204,433

		1,048,510

	Soft Drinks 0.5%
600,000	Bottling Group, LLC, 4.625%, 11/15/12	641,319

	Special Purpose Entity 0.1%
128,000	Targeted Return Index Fund, 6.814%, 1/15/12, Series 2002-10†††	131,429

	Specialized Finance 0.5%
600,000	CME Group, Inc., 5.40%, 8/1/13	660,670

	Systems Software 0.6%
750,000	Oracle Corp., 3.75%, 7/8/14	797,156

	Total Corporate Bonds (cost $39,688,659)	41,306,369

	MUNICIPAL BONDS 0.9%

650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	687,986
500,000	Richmond, CA Joint Powers Financing Authority Revenue, 8.25%, 7/1/19	513,460

	Total Municipal Bonds (cost $1,153,106)	1,201,446

Shares		Value
	MUTUAL FUNDS 0.5%

39,765	Eaton Vance Short Duration Diversified Income Fund	$671,233

	Total Mutual Funds (cost $586,079)	671,233

	EXCHANGE TRADED FUNDS 0.8%

9,000	iShares iBoxx Investment Grade Corporate Bond Fund	975,960

	Total Exchange Traded Funds (cost $791,701)	975,960

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 20.7%

$1,000,000	Federal Farm Credit Bank, 0.60%, 5/24/12	$1,000,027
1,000,000	Federal Farm Credit Bank, 2.65%, 5/11/15	1,034,895
1,000,000	Federal Farm Credit Bank, 3.85%, 2/11/15	1,086,446
1,000,000	Federal Farm Credit Bank, 3.875%, 10/7/13	1,077,789
650,000	Federal Farm Credit Bank, 4.875%, 4/1/14	724,506
1,000,000	Federal Home Loan Bank, 1.25%, 4/15/14##	1,003,082
1,000,000	Federal Home Loan Bank, 2.00%, 7/17/14##	1,019,798

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
1,550,000	Federal Home Loan Bank, 5.00%, 9/14/12	$1,662,332
1,500,000	Federal Home Loan Mortgage Corp., 2.52%, 12/9/14	1,542,510
1,000,000	Federal Home Loan Mortgage Corp., 3.50%, 5/29/13	1,062,148
2,300,000	Federal Home Loan Mortgage Corp., 4.75%, 11/17/15	2,576,515
700,000	Federal Home Loan Mortgage Corp., 5.55%, 10/4/16	725,311
2,000,000	Federal National Mortgage Assoc., 0.80%, 9/28/12	2,000,220
1,000,000	Federal National Mortgage Assoc., 1.00%, 2/25/13##	1,000,667
800,000	Federal National Mortgage Assoc., 1.50%, 9/23/14	792,705
1,000,000	Federal National Mortgage Assoc., 2.05%, 5/21/14##	1,008,111
900,000	Federal National Mortgage Assoc., 2.375%, 3/23/12	903,089
600,000	Federal National Mortgage Assoc., 4.00%, 1/18/13	600,762
1,800,000	Federal National Mortgage Assoc., 4.875%, 12/15/16	2,017,899
600,000	Federal National Mortgage Assoc., 5.24%, 8/7/18	651,508
654,130	New Valley Generation III, 4.687%, 1/15/22***	670,679
1,000,000	Tennessee Valley Authority, 0.00%, 11/1/18, Series C	748,226
800,000	Tennessee Valley Authority, 6.00%, 3/15/13, Series C	889,596
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,200,200

	Total U.S. Government Agency Securities (cost $26,555,533)	26,999,021

	U.S. TREASURY BONDS 12.6%

6,075,000	U.S. Treasury Bond 3.25%, 12/31/16	6,363,562
9,400,000	U.S. Treasury Bond 3.75%, 11/15/18	9,998,517

	Total U.S. Treasury Bonds (cost $16,349,450)	16,362,079

	U.S. TREASURY INFLATION PROTECTED BONDS 2.1%

2,557,653	U.S. Treasury Bond 1.625%, 1/15/18#	2,736,888

	Total U.S. Treasury Inflation Protected Bonds (cost $2,498,038)	2,736,888

Shares		Value
	PREFERRED STOCKS 0.8%

	Investment Banking & Brokerage 0.2%
10,000	Morgan Stanley Cap Tr VI, 6.60%, 2/1/46 Pfd.	$237,000

	Other Diversified Financial Services 0.6%
10,000	Bank of America Corp., 8.20%, 5/13/13, Series H Pfd.§§§	255,000
20,000	Bank One Capital TR VI, 7.20%, 10/15/31 Pfd.	510,200

		765,200

	Total Preferred Stocks (cost $981,265)	1,002,200

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

DECEMBER 31, 2010 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.7%

	Repurchase Agreement 2.7%
$3,552,000	Repurchase Agreement dated 12/31/10, 0.01% due 1/3/11 with State Street Bank and Trust Co. collateralized by $3,740,000 of United States Treasury Notes 1.25% due 10/31/15; value: $3,623,125; repurchase proceeds: $3,552,003 (cost $3,552,000)	$3,552,000

	Total Short-Term Investments (cost $3,552,000)	3,552,000

	Total Investments (cost $126,162,079) 99.4%	129,414,927
	Other Assets less Liabilities 0.6%	800,179

	NET ASSETS 100.0%	$130,215,106

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†††Variable Rate Securities.

§§§Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

#Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

##Step Bond. The rate shown is as of December 31, 2010 and will reset at a future date.

MTN Medium Term Note.

See Notes to Schedules of Investments.

At December 31, 2010, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	1.7
United Kingdom	1.0
United States	97.3

Total	100.0%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust is a Massachusetts Business Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 17 series or “funds” (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Global Science & Technology Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, Wasatch-1st Source Income Equity Fund, Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised), and Wasatch-1st Source Income Fund (sub-advised) are each diversified funds. The Global Opportunities Fund and Wasatch-1st Source Long/Short Fund are each non-diversified funds. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Global Science & Technology Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, Wasatch-1st Source Income Equity Fund, and Wasatch-1st Source Long/Short Fund are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2010. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 10.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received from Real Estate Investment Trust securities include return of capital distributions; such distributions are recorded as income, and adjusted accordingly for tax purposes.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – TheWasatch-1st Source Long/Short Fund, the Strategic Income Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a Fund could be exposed to a credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Wasatch-1st Source Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

5. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended December 31, 2010 was as follows:

	Options Outstanding at 9/30/2010	Written	Closed	Exercised	Expired	Options Outstanding at 12/31/2010
Micro Cap Value Fund
Premium amount	$374,128	$398,314	$(174,475)	$(514,658)	$(83,309)	$—
Number of contracts	3,500	2,950	(900)	(4,512)	(1,038)	—
Wasatch-1st Source Long/Short Fund
Premium amount	$2,229,695	$2,604,373	$—	$(1,246,313)	$—	$3,587,755
Number of contracts	7,902	10,100	—	(4,702)	—	13,300

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

6. FEDERAL INCOME TAX INFORMATION

As of December 31, 2010, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging Markets Small Cap Fund	Global Opportunities Fund	Global Science & Technology Fund	Heritage Growth Fund	International Growth Fund
Cost	$341,602,487	$754,140,513	$220,043,049	$57,469,510	$62,542,699	$314,463,937

Gross appreciation	$151,142,983	$133,190,014	$79,030,575	$14,432,844	$21,509,317	$102,350,274
Gross (depreciation)	(15,719,877)	(5,443,714)	(3,010,032)	(1,381,737)	(731,046)	(5,492,740)

Net appreciation	$135,423,106	$127,746,300	$76,020,543	$13,051,107	$20,778,271	$96,857,534

	International Opportunities Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Strategic Income Fund
Cost	$134,329,694	$248,115,997	$170,843,290	$1,003,637,109	$197,389,117	$19,449,898

Gross appreciation	$43,531,814	$101,479,189	$40,820,027	$446,845,363	$56,237,318	$3,038,634
Gross (depreciation)	(4,636,230)	(16,813,542)	(4,067,338)	(30,944,999)	(11,350,477)	(951,235)

Net appreciation	$38,895,584	$84,665,647	$36,752,689	$415,900,364	$44,886,841	$2,087,399

	Ultra Growth Fund	Wasatch-1st Source Income Equity Fund	Wasatch-1st Source Long/Short Fund	U.S. Treasury Fund	Wasatch-1st Source Income Fund
Cost	$168,749,990	$1,447,307,497	$371,999,062	$155,923,851	$126,178,470

Gross appreciation	$68,602,569	$326,128,975	$47,798,829	$2,262,961	$3,883,055
Gross (depreciation)	(5,404,020)	(27,624,299)	(2,680,239)	(10,870,211)	(646,598)

Net appreciation	$63,198,549	$298,504,676	$45,118,590	$(8,607,250)	$3,236,457

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales, unrealized appreciation on passive foreign investment companies and other temporary tax adjustments.

7. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2010 with “affiliated companies” as so defined:

	Share Activity				Dividends Credited to Income for the period ended 12/31/10	Gain (Loss) Realized on Sale of Shares for the period ended 12/31/10
	Balance 9/30/10	Purchases / Additions	Sales / Reductions	Balance 12/31/10
Small Cap Growth Fund
Peet’s Coffee & Tea, Inc.	693,795	69,383	—	763,178	$—	$—

8. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2010, the Funds held the following restricted securities:

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Global Opportunities Fund
Cardica, Inc.	PIPE	9/25/09	$95,200	$348,800	0.12%
Cardica, Inc.	Warrants	9/25/09	5,000	116,400	0.04%

			$100,200	$465,200	0.16%
Global Science & Technology Fund
BlueArc Corp., Series DD	Preferred Stock	6/6/06	$162,499	$120,108	0.17%
BlueArc Corp., Series DD-1	Preferred Stock	6/6/06	162,499	126,781	0.18%
BlueArc Corp., Series FF	Preferred Stock	5/30/08	314,033	230,285	0.32%
BlueArc Corp., Series FF-1	Preferred Stock	5/30/08	314,033	233,750	0.33%
BlueArc Corp., Series GG	Preferred Stock	7/9/10	60,028	67,532	0.10%
BlueArc Corp., Series FF	Warrants	5/30/08	—	—	—
BlueArc Corp., Series FF-1	Warrants	5/30/08	—	—	—
BlueArc Corp., Series GG	Warrants	7/9/10	8	1,024	—
Cardica, Inc.	PIPE	9/25/09	57,358	210,152	0.30%
Cardica, Inc.	Warrants	9/25/09	8,937	208,065	0.29%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/23/10	434,387	409,127	0.58%
Xtera Communications, Inc.	Common Stock	9/3/03	7,076	65	—

			$1,520,858	$1,606,889	2.27%
Micro Cap Fund
Alexza Pharmaceuticals, Inc.	Warrants	9/29/09	$36,766	$—	—
Alexza Pharmaceuticals, Inc.	Warrants	8/4/10	—	—	—
Cardica, Inc.	PIPE	9/25/09	405,790	1,486,760	0.45%
Cardica, Inc.	Warrants	6/7/07	19,380	—	—
Cardica, Inc.	Warrants	9/25/09	40,312	938,475	0.28%
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	249,480	0.07%

			$2,042,248	$2,674,715	0.80%
Micro Cap Value Fund
Cardica, Inc.	PIPE	9/25/09	$262,990	$963,560	0.47%
Cardica, Inc.	Warrants	6/7/07	9,302	—	—
Cardica, Inc.	Warrants	9/25/09	13,813	321,555	0.16%
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	67,878	0.03%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	201,668	0.10%
NeurogesX, Inc.	PIPE	12/28/07	525,300	540,600	0.26%
NeurogesX, Inc.	Warrants	12/28/07	3,800	—	—

			$1,734,209	$2,095,261	1.02%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Small Cap Growth Fund
Alexza Pharmaceuticals, Inc.	Warrants	9/29/09	$46,058	$—	—
Angies List, Series C	Preferred Stock	9/3/10	4,254,284	4,254,284	0.30%
Fluidigm Corp., Series E	Preferred Stock	12/22/06 - 11/18/09	2,617,258	2,617,258	0.18%
Fluidigm Corp.	Warrants	8/18/09	11	11	—
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/23/10	4,343,853	4,091,253	0.29%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/8/10	1,200,000	1,140,482	0.08%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	776,271	0.06%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	184,939	184,939	0.01%
Orexigen Therapeutics, Inc., Series C	PIPE	11/21/06	1,000,001	1,181,288	0.08%
TargetRX, Inc.	Common Stock	4/8/05	769,098	3,628	—
Valera Pharmaceuticals, Inc. Ureteral Stent CSR	Rights	2/1/06 - 2/2/06	162,615	—	—
Valera Pharmaceuticals, Inc. VP003			—	—	—
(Octreotide Implant) CSR	Rights	2/1/06 - 2/2/06	243,922	214,781	0.02%
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,500,000	247	—
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—

			$18,322,039	$14,464,442	1.02%
Strategic Income Fund
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bond	7/5/07	$214,525	$9,530	0.04%
Star Asia Finance Ltd.	Common Stock	2/22/07 - 3/19/10	305,812	231,214	1.07%
Star Asia SPV, LLC	LLC Membership Interest	3/19/10	557,779	204,789	0.95%

			$1,078,116	$445,533	2.06%
Ultra Growth Fund
Alexza Pharmaceuticals, Inc.	Warrants	9/29/09	$8,524	$—	—
Alexza Pharmaceuticals, Inc.	Warrants	8/4/10	—	—	—
Cardica, Inc.	PIPE	9/25/09	392,700	1,438,800	0.62%
Cardica, Inc.	Warrants	9/25/09	20,625	480,150	0.21%
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	475,001	807,502	0.35%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/23/10	3,909,467	3,682,398	1.58%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/8/10	1,200,000	1,140,482	0.49%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	194,068	0.08%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	46,235	46,235	0.02%
Ophthonix, Inc.	Common Stock	9/23/05	500,000	504	—
TargetRX, Inc.	Common Stock	4/8/05	230,904	1,089	—
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	207,317	0.09%
Xtera Communications, Inc.	Common Stock	9/3/03	99,065	914	—
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,000,000	164	—
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—

			$9,382,522	$7,999,623	3.44%

9. PURCHASE COMMITMENTS

In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2010 were $60,000, $600,000 and $540,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2010 were $300,000 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

10. SECURITIES VALUATION

Equity securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a given day, then the security is valued at the most recent bid price on the primary exchange or market as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent bid price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

SECURITIES VALUATION (continued)

Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2. These valuation procedures generally apply equally to long or short equity positions in a Fund. However, if there are no sales on the primary exchange or market on a given day for a short equity position, then the security is valued at the most recent ask price on the primary exchange or market as provided by a pricing service.

Corporate debt securities – Investments are valued at current market value by a commercial pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Short-term notes – Investments maturing in 60 days or less at time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-backed securities – Investments are priced using the closing bid as supplied by a commercial pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

U.S. government issuers – Investments are priced using the closing bid as supplied by a commercial pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Derivative instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the most recent bid price on the primary exchange or market as provided by a pricing service.

Restricted securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Joint Pricing Committee of the Advisor and the Funds (“Pricing Committee”) with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

As of December 31, 2010, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	—
Emerging Markets Small Cap Fund	3.58%
Global Opportunities Fund	0.17%
Global Science & Technology Fund	2.27%
Heritage Growth Fund	—
International Growth Fund	2.13%
International Opportunities Fund	0.52%
Micro Cap Fund	0.80%
Micro Cap Value Fund	2.24%
Small Cap Growth Fund	1.02%
Small Cap Value Fund	—
Strategic Income Fund	1.01%
Ultra Growth Fund	3.44%
Wasatch-1st Source Income Equity Fund	—
Wasatch-1st Source Long/Short Fund	—
U.S. Treasury Fund	—
Wasatch-1st Source Income Fund	0.52%

11. FAIR VALUE MEASUREMENTS

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2010
Core Growth Fund
Assets
Common Stocks		$443,298,767	$—	$—	$443,298,767
Preferred Stocks		6,222,826	—	—	6,222,826
Short-Term Investments		—	27,504,000	—	27,504,000

		$449,521,593	$27,504,000	$—	$477,025,593

Emerging Markets Small Cap Fund
Assets
Common Stocks	Apparel Retail	$22,838,764	$1,809,045	$—	$24,647,809
	Apparel, Accessories & Luxury Goods	35,557,751	4,780,994	—	40,338,745
	Auto Parts & Equipment	15,335,737	5,171,723	—	20,507,460
	Building Products	2,095,131	15,856,115	—	17,951,246
	Communications Equipment	4,354,387	5,835,936	—	10,190,323
	Computer & Electronics Retail	—	3,978,481	—	3,978,481
	Construction & Engineering	—	1,090,470	—	1,090,470
	Construction Materials	7,426,233	25,956,338	—	33,382,571
	Department Stores	11,434,854	5,444,809	—	16,879,663
	Diversified Banks	32,440,107	13,709,062	—	46,149,169
	Diversified Metals & Mining	6,210,518	4,965,488	—	11,176,006
	Electronic Components	—	6,529,061	—	6,529,061
	Food Retail	6,424,441	3,192,251	—	9,616,692
	Health Care Facilities	—	7,639,137	—	7,639,137
	Highways & Railtracks	—	7,412,191	—	7,412,191
	Home Entertainment Software	—	8,458,670	—	8,458,670
	Hypermarkets & Super Centers	—	5,442,199	—	5,442,199
	Industrial Machinery	9,840,267	4,594,826	—	14,435,093
	Internet Software & Services	2,162,284	6,474,041	—	8,636,325
	Marine Ports & Services	12,762,655	9,400,267	—	22,162,922
	Packaged Foods & Meats	18,163,654	12,950,920	—	31,114,574
	Personal Products	14,311,722	165,433	—	14,477,155
	Pharmaceuticals	4,705,276	13,956,408	—	18,661,684
	Regional Banks	—	3,877,005	—	3,877,005
	Restaurants	5,200,318	10,042,228	298	15,242,844
	Semiconductor Equipment	—	1,307,728	—	1,307,728
	Semiconductors	9,164,091	6,157,837	—	15,321,928
	Tobacco	—	1,381,279	—	1,381,279
	Trading Companies & Distributors	—	13,657,762	—	13,657,762
	Other	335,822,638	—	—	335,822,638
Preferred Stocks		29,539,177	—	—	29,539,177
Limited Partnership Interest		3,728,806	—	—	3,728,806
Warrants		—	—	—	—
Short-Term Investments		—	81,130,000	—	81,130,000

		$589,518,811	$292,367,704	$298	$881,886,813

Global Opportunities Fund
Assets
Common Stocks	Apparel, Accessories & Luxury Goods	$9,699,657	$2,235,523	$—	$11,935,180
	Application Software	5,206,467	626,757		5,833,224
	Auto Parts & Equipment	1,032,580	—	21,752	1,054,332
	Commodity Chemicals	—	322,593	—	322,593
	Computer Storage & Peripherals	931,665	1,043,725	—	1,975,390
	Construction & Engineering	1,454,297	700,232	—	2,154,529

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2010
	Construction Materials	$513,669	$591,664	$—	$1,105,333
	Data Processing & Outsourced Services	3,583,694	5,217,873	—	8,801,567
	Diversified Support Services	4,053,280	428,301	—	4,481,581
	Drug Retail	—	884,089	—	884,089
	Education Services	1,235,072	503,157	—	1,738,229
	Electronic Equipment & Instruments	1,933,188	904,239	—	2,837,427
	Environmental & Facilities Services	2,711,135	276,494	—	2,987,629
	Health Care Equipment	8,138,402	2,224,484	—	10,362,886
	Home Entertainment Software	—	127,967	—	127,967
	Home Improvement Retail	1,885,602	1,062,159	—	2,947,761
	Human Resource & Employment Services	3,947,640	291,424	—	4,239,064
	Industrial Machinery	6,188,827	2,636,058	—	8,824,885
	Internet Retail	1,970,709	2,230,981	—	4,201,690
	Internet Software & Services	4,638,253	1,463,876	—	6,102,129
	Investment Banking & Brokerage	588,234	1,070,096	—	1,658,330
	IT Consulting & Other Services	6,694,029	1,971,151	—	8,665,180
	Life Sciences Tools & Services	7,268,335	3,945,769	—	11,214,104
	Oil & Gas Equipment & Services	2,968,810	1,403,246	—	4,372,056
	Pharmaceuticals	2,540,041	2,485,074	—	5,025,115
	Regional Banks	1,827,418	380,621	—	2,208,039
	Research & Consulting Services	11,654,170	863,593	—	12,517,763
	Restaurants	1,779,768	1,802,522	—	3,582,290
	Semiconductor Equipment	998,945	2,206,937	—	3,205,882
	Specialized Consumer Services	—	308,455	—	308,455
	Specialized Finance	5,874,301	320,110	—	6,194,411
	Specialty Chemicals	1,493,513	959,540	—	2,453,053
	Systems Software	2,213,879	1,459,695	—	3,673,574
	Trading Companies & Distributors	7,797,149	3,242,198	—	11,039,347
	Other	117,343,202	—	—	117,343,202
Preferred Stocks		1,248,335	—	—	1,248,335
Limited Partnership Interest		553,500	—	—	553,500
Warrants		15,071	116,400	—	131,471
Short-Term Investments		—	17,752,000	—	17,752,000

		$231,982,837	$64,059,003	$21,752	$296,063,592

Global Science & Technology Fund
Assets
Common Stocks	Application Software	$2,311,797	$826,035	$—	$3,137,832
	Computer Storage & Peripherals	—	1,179,725	—	1,179,725
	Construction & Farm Machinery & Heavy Trucks	—	686,854	—	686,854

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2010
	Data Processing & Outsourced Services	$2,538,937	$2,521,543	$—	$5,060,480
	Drug Retail	—	1,018,019	—	1,018,019
	Health Care Equipment	2,476,223	2,448,480	—	4,924,703
	Health Care Technology	—	336,084	—	336,084
	Internet Retail	—	1,755,120	—	1,755,120
	Internet Software & Services	3,881,756	1,055,248	65	4,937,069
	Life Sciences Tools & Services	2,161,648	603,273	—	2,764,921
	Systems Software	1,842,300	586,446	—	2,428,746
	Other	38,159,392	—	—	38,159,392
Preferred Stocks		—	—	778,456	778,456
Limited Partnership Interest		—	—	409,127	409,127
Warrants		—	208,065	1,024	209,089
Short-Term Investments		—	2,735,000	—	2,735,000

		$53,372,053	$15,959,892	$1,188,672	$70,520,617

Heritage Growth Fund
Assets
Common Stocks		$79,699,970	$—	$—	$79,699,970
Short-Term Investments		—	3,621,000	—	3,621,000

		$79,699,970	$3,621,000	$—	$83,320,970

International Growth Fund
Assets
Common Stocks	Aerospace & Defense	$—	$2,946,152	$—	$2,946,152
	Agricultural Products		4,118,500		4,118,500
	Apparel, Accessories & Luxury Goods	12,173,082	2,616,710	—	14,789,792
	Application Software	2,121,738	3,238,569	—	5,360,307
	Asset Management & Custody Banks	10,025,308	5,514,501	—	15,539,809
	Coal & Consumable Fuels	—	9,500,948	—	9,500,948
	Construction Materials	1,783,911	8,731,492	—	10,515,403
	Data Processing & Outsourced Services	—	6,500,024	—	6,500,024
	Diversified Banks	9,498,891	4,959,097	—	14,457,988
	Electronic Components	—	1,467,977	—	1,467,977
	Environmental & Facilities Services	—	1,144,333	—	1,144,333
	Fertilizers & Agricultural Chemicals	—	2,158,652	—	2,158,652
	Food Retail	12,002,533	6,382,301	—	18,384,834
	Health Care Equipment	1,422,183	11,220,339	—	12,642,522
	Health Care Technology	—	2,583,908	—	2,583,908
	Home Entertainment Software	—	1,420,347	—	1,420,347
	Industrial Machinery	14,511,131	9,915,958	—	24,427,089
	Internet Retail	6,389,882	12,080,907	—	18,470,789
	Internet Software & Services	—	4,577,572	—	4,577,572
	Life Sciences Tools & Services	—	1,978,344	—	1,978,344
	Marine Ports & Services	—	4,099,983	—	4,099,983

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2010
	Oil & Gas Equipment & Services	$2,604,726	$6,550,557	$—	$9,155,283
	Personal Products	3,725,278	2,547,613	—	6,272,891
	Pharmaceuticals	—	4,481,597	—	4,481,597
	Research & Consulting Services	8,271,638	1,913,644	—	10,185,282
	Specialized Finance	5,725,537	4,477,199	—	10,202,736
	Systems Software	—	2,395,868	—	2,395,868
	Trading Companies & Distributors	—	3,509,801	—	3,509,801
	Other	150,011,864	—	—	150,011,864
Preferred Stocks		3,068,548	92,573	—	3,161,121
Limited Partnership Interest		1,817,755	—	—	1,817,755
Short-Term Investments		—	33,042,000	—	33,042,000

		$245,154,005	$166,167,466	$—	$411,321,471

International Opportunities Fund
Assets
Common Stocks	Air Freight & Logistics	$7,633,038	$850,850	$—	$8,483,888
	Apparel, Accessories & Luxury Goods	6,205,387	1,890,969	—	8,096,356
	Application Software	333,852	1,773,996		2,107,848
	Auto Parts & Equipment	1,712,067	—	44,032	1,756,099
	Commodity Chemicals	—	572,574	—	572,574
	Communications Equipment	391,453	783,180	—	1,174,633
	Computer Storage & Peripherals	—	1,263,539	—	1,263,539
	Construction & Engineering	2,668,854	1,528,551	—	4,197,405
	Data Processing & Outsourced Services	—	5,543,963	—	5,543,963
	Diversified Support Services	—	380,117	—	380,117
	Education Services	—	341,041	8,105	349,146
	Electronic Equipment & Instruments	1,188,586	183,508	—	1,372,094
	Environmental & Facilities Services	1,088,426	511,410	—	1,599,836
	Health Care Equipment	498,259	2,563,999	—	3,062,258
	Human Resource & Employment Services	635,579	339,739	—	975,318
	Industrial Machinery	4,175,262	2,430,581	—	6,605,843
	Internet Retail	411,182	1,510,282	—	1,921,464
	Internet Software & Services	131,474	2,616,838	—	2,748,312
	Investment Banking & Brokerage	—	486,408	—	486,408
	IT Consulting & Other Services	3,990,137	456,104	—	4,446,241
	Life Sciences Tools & Services	1,126,345	4,530,277	—	5,656,622
	Pharmaceuticals	4,129,211	1,783,726	—	5,912,937
	Research & Consulting Services	469,083	1,015,437	—	1,484,520
	Restaurants	—	2,780,697	749	2,781,446
	Semiconductor Equipment	—	1,898,524	—	1,898,524
	Semiconductors	5,335,035	1,524,805	—	6,859,840
	Specialized Consumer Services	—	122,612	—	122,612

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2010
	Specialized Finance	$1,514,654	$1,895,567	$—	$3,410,221
	Specialty Chemicals	1,410,320	1,159,141	—	2,569,461
	Systems Software	475,895	3,089,758	—	3,565,653
	Trading Companies & Distributors	1,059,278	2,906,140	—	3,965,418
	Other	53,906,470	—	—	53,906,470
Preferred Stocks		1,296,638	—	—	1,296,638
Limited Partnership Interest		1,424,574	—	—	1,424,574
Warrants		—	—	—	—
Short-Term Investments		—	21,227,000	—	21,227,000
Foreign Exchange Contracts		—	93,616	—	93,616

		$103,211,059	$70,054,949	$52,886	$173,318,894

Micro Cap Fund
Assets
Common Stocks	Data Processing & Outsourced Services	$3,712,123	$3,629,547	$—	$7,341,670
	Health Care Equipment	21,389,779	1,486,760	—	22,876,539
	Health Care Technology	3,521,665	1,449,720		4,971,385
	Life Sciences Tools & Services	9,724,299	3,292,355		13,016,654
	Specialized Finance	—		249,480	249,480
	Other	269,434,037	—	—	269,434,037
Preferred Stocks		3,390,404	—	—	3,390,404
Warrants		—	938,475	—	938,475
Short-Term Investments		—	10,563,000	—	10,563,000

		$311,172,307	$21,359,857	$249,480	$332,781,644

Micro Cap Value Fund
Assets
Common Stocks	Air Freight & Logistics	$1,019,330	$2,174,394	$—	$3,193,724
	Apparel, Accessories & Luxury Goods	1,800,292	2,110,081	—	3,910,373
	Automotive Retail	—	1,604,729	—	1,604,729
	Biotechnology	2,558,047	540,600	—	3,098,647
	Communications Equipment	1,085,826	1,608,269	—	2,694,095
	Data Processing & Outsourced Services	1,396,376	1,497,394	—	2,893,770
	Department Stores	—	1,317,261	—	1,317,261
	Diversified Banks	1,692,273	—	201,668	1,893,941
	Health Care Equipment	10,111,250	963,560	—	11,074,810
	IT Consulting & Other Services	774,771	1,802,174	—	2,576,945
	Pharmaceuticals	—	2,749,941	—	2,749,941
	Restaurants	3,195,755	340,828	—	3,536,583
	Semiconductor Equipment	1,575,100	1,186,287	—	2,761,387
	Specialized Finance	5,933,350	—	67,878	6,001,228
	Systems Software	3,441,155	1,093,701	—	4,534,856
	Other	148,909,134	—	—	148,909,134
Warrants		—	321,555	—	321,555
Short-Term Investments		—	4,523,000	—	4,523,000

		$183,492,659	$23,833,774	$269,546	$207,595,979

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2010
Small Cap Growth
Assets
Common Stocks	Biotechnology	$37,597,140	$1,181,288	$—	$38,778,428
	Data Processing & Outsourced Services	—	21,897,276	—	21,897,276
	Health Care Equipment	20,482,681	—	247	20,482,928
	Health Care Services	15,229,860	—	3,628	15,233,488
	Internet Retail	25,621,039	18,091,923	—	43,712,962
	Oil & Gas Equipment & Services	38,653,341	10,297,441	—	48,950,782
	Other	1,086,634,330	—	—	1,086,634,330
Preferred Stocks		—	—	7,832,752	7,832,752
Limited Partnership Interest		—	—	5,231,735	5,231,735
Warrants		—	—	11	11
Rights		—	—	214,781	214,781
Short-Term Investments		—	130,568,000	—	130,568,000

		$1,224,218,391	$182,035,928	$13,283,154	$1,419,537,473

Small Cap Value Fund
Assets
Common Stocks	Oil & Gas Equipment & Services	$1,974,883	$1,871,388	$—	$3,846,271
Other		$226,107,687	$—	$—	226,107,687
Short-Term Investments		—	12,322,000	—	12,322,000

		$228,082,570	$14,193,388	$—	$242,275,958

Strategic Income Fund
Assets
Common Stocks	Data Processing & Outsourced Services	$1,034,856	$372,987	$—	$1,407,843
	Diversified REITs	—	231,214	—	231,214
	Other	16,944,510	—	—	16,944,510
Preferred Stocks	Diversified Banks	—	4,754	—	4,754
Regional Banks		318,835	—	—	318,835
Mutual Funds		406,926	—	—	406,926
Limited Liability Company Membership Interest		—	—	204,789	204,789
Limited Partnership Interest		685,896	—	—	685,896
Corporate Bonds		—	—	9,530	9,530
Short-Term Investments		—	1,323,000	—	1,323,000

		$19,391,023	$1,931,955	$214,319	$21,537,297

Ultra Growth Fund
Assets
Common Stocks	Construction Materials	$—	$2,183,421	$—	$2,183,421
	Data Processing & Outsourced Services	2,538,582	3,082,045	—	5,620,627
	Health Care Equipment	13,301,203	3,846,676	164	17,148,043
	Health Care Services	2,918,429	—	1,089	2,919,518
	Internet Retail	296,114	3,730,034	—	4,026,148
	Internet Software & Services	13,753,895		914	13,754,809
	Personal Products	—		504	504
	Other	162,374,317	—	—	162,374,317
Preferred Stocks	Biotechnology	—	—	240,303	240,303

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2010
	Health Care Technology	$—	$—	$1,014,819	$1,014,819
Limited Partnership Interest		—	—	4,822,880	4,822,880
Warrants		—	480,150	—	480,150
Call Options Purchased		85,000	—	—	85,000
Short-Term Investments		—	17,278,000	—	17,278,000

		$195,267,540	$30,600,326	$6,080,673	$231,948,539

Wasatch-1st Source Income Equity Fund
Assets
Common Stocks		$1,727,284,173	$—	$—	$1,727,284,173
Short-Term Investments		—	18,528,000	—	18,528,000

		$1,727,284,173	$18,528,000	$—	$1,745,812,173

Wasatch -1st Source Long/Short Fund
Assets
Common Stocks		$349,403,902	$—	$—	$349,403,902
Preferred Stocks		5,676,750	—	—	5,676,750
Short-Term Investments		—	62,037,000	—	62,037,000

		$355,080,652	$62,037,000	$—	$417,117,652

Liabilities
Equity Contracts		$(7,668,500)	$—	$—	$(7,668,500)
Securities Sold Short		(53,751,316)	—	—	(53,751,316)

		$(61,419,816)	$—	$—	$(61,419,816)

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$145,489,601	$—	$145,489,601
Short-Term Investments		—	1,827,000	—	1,827,000

		$—	$147,316,601	$—	$147,316,601

Wasatch-1st Source Income Fund
Assets
Asset Backed Securities		$—	$3,218,647	$—	$3,218,647
Collateralized Mortgage Obligations		—	31,389,084	—	31,389,084
Corporate Bonds		—	41,306,369	—	41,306,369
Municipal Bonds		—	1,201,446	—	1,201,446
Mutual Funds		671,233	—	—	671,233
Exchange Traded Funds		975,960	—	—	975,960
U.S. Government Agency Securities		—	26,999,021	—	26,999,021
U.S. Treasury Bonds		—	16,362,079	—	16,362,079
U.S. Treasury Inflation Protected Securities		—	2,736,888	—	2,736,888
Preferred Stocks		1,002,200	—	—	1,002,200
Short-Term Investments		—	3,552,000	—	3,552,000

		$2,649,393	$126,765,534	$—	$129,414,927

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

The Funds have recategorized securities that can be converted by the Funds at any time, without limitation, into securities with an active market price since they are not identical securities. This recategorization has resulted in significant transfers from level 1 to level 2. In addition, there were significant transfers due to fair valuation in certain foreign markets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2010:

Fund	Market Value Beginning Balance 9/30/2010	Purchases at Cost/Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2010	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2010
Emerging Markets Small Cap Fund
Common Stocks	$298	$—	$—	$—	$—	$—	$298	$—

Global Opportunities Fund
Common Stocks	21,790	—	—	(38)	—	—	21,752	(38)

Global Science & Technology Fund
Common Stocks	65	—	—	—	—	—	65	—
Preferred Stocks	770,952	—	—	7,504	—	—	778,456	7,504
Limited Partnership Interest	421,896	—	—	(12,769)	—	—	409,127	(12,769)
Warrants	8	—	—	1,016	—	—	1,024	1,016

	1,192,921	—	—	(4,249)	—	—	1,188,672	(4,249)

International Opportunities Fund
Common Stocks	52,763	—	—	123	—	—	52,886	123

Micro Cap Fund
Common Stocks	281,050	—	—	(31,570)	—	—	249,480	(31,570)

Micro Cap Value Fund
Common Stocks	291,470	—	—	(21,924)	—	—	269,546	(21,924)

Small Cap Growth Fund
Common Stocks	279,065	—	—	(275,190)	—	—	3,875	(275,190)
Preferred Stocks	7,832,752	—	—	—	—	—	7,832,752	—
Limited Partnership Interest	5,253,847	75,000	—	(97,112)	—	—	5,231,735	(97,112)
Warrants	11	—	—	—	—	—	11	—
Rights	214,781	—	—	—	—	—	214,781	—

	13,580,456	75,000	—	(372,302)	—	—	13,283,154	(372,302)

Strategic Income Fund
Limited Liability Company Membership Interest	225,655	(20,866)	—	—	—	—	204,789	—
Corporate Bonds	23,692	(17,177)	685	2,330	—	—	9,530	2,330

	249,347	(38,043)	685	2,330	—	—	214,319	2,330

Ultra Growth Fund
Common Stocks	186,132	—	—	(183,461)	—	—	2,671	(183,461)
Preferred Stocks	1,477,072	—	—	(221,950)	—	—	1,255,122	(221,950)
Limited Partnership Interest	4,831,951	75,000	—	(84,071)	—	—	4,822,880	(84,071)

	6,495,155	75,000	—	(489,482)	—	—	6,080,673	(489,482)

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2010 (UNAUDITED)

12. SUBSEQUENT EVENTS

Effective January 31, 2011, Wasatch-1st Source Income Equity Fund changed its name to Wasatch Large Cap Value Fund and Wasatch-1st Source Long/Short Fund changed its name to Wasatch Long/Short Fund.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ web site at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: February 25, 2011

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: February 25, 2011